UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811 - 5718

DREYFUS TREASURY PRIME CASH MANAGEMENT (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	7/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax Exempt)	5
Understanding Your Fund s Expenses	7
Comparing Your Fund s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	67
Statements of Operations	70
Statements of Changes in Net Assets	72
Financial Highlights	78
Notes to Financial Statements	89
Information About the Review and
Approval of each Fund s Investment
Management Agreement	99

For More Information Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Dreyfus Cash Management Funds

The Funds

LETTER TO SHAREHOLDERS

Dear Shareholders:

We present to you this semiannual report for Dreyfus Cash Management Funds (Taxable). For the six-month period ended July 31, 2009, the six Dreyfus Cash Management Funds (Taxable) listed below produced the following annualized yields and annualized effective yields.1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.67	0.68
Investor Shares	0.42	0.43
Administrative Shares	0.57	0.58
Participant Shares	0.28	0.28
Agency Shares	0.61	0.61
Dreyfus Cash Management Plus, Inc.
Institutional Shares	0.59	0.59
Investor Shares	0.34	0.34
Administrative Shares	0.49	0.49
Participant Shares	0.20	0.20
Service Shares	0.12	0.12
Select Shares	0.03	0.03
Agency Shares	0.53	0.53
Dreyfus Government Cash Management
Institutional Shares	0.29	0.29
Investor Shares	0.07	0.07
Administrative Shares	0.19	0.19
Participant Shares	0.02	0.02
Agency Shares	0.24	0.24
Dreyfus Government Prime Cash Management
Institutional Shares	0.17	0.17
Investor Shares	0.01	0.01
Administrative Shares	0.07	0.07
Participant Shares	0.00	0.00
Agency Shares	0.11	0.11
Dreyfus Treasury & Agency Cash Management
Institutional Shares	0.13	0.13
Investor Shares	0.00	0.00
Administrative Shares	0.04	0.04
Participant Shares	0.00	0.00
Service Shares	0.00	0.00
Select Shares	0.00	0.00
Agency Shares	0.07	0.07
Premier Shares	0.00	0.00

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Treasury Prime Cash Management
Institutional Shares	0.04	0.04
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.01	0.01

The Challenges Faced by the Money Markets

The reporting period began in the midst of an ongoing credit crunch that had escalated into a global financial crisis over the second half of 2008.As mortgage foreclosure rates soared and housing values plummeted in the months prior to the reporting period, major financial institutions found themselves unable to obtain short-term funding due to massive losses among mortgage- and asset-backed securities. The U.S.government and Federal Reserve Board (the Fed ) attempted to restore stability by pumping enormous amounts of liquidity into the banking system, including the Troubled Assets Relief Program (TARP) and the Term Asset-Backed Securities Loan Facility ( TALF ). The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate to an unprecedented low of 0% to 0.25% by the end of 2008.As short-term interest rates declined, so did yields of money market instruments.

In addition to the Fed s actions, the U.S. Department of the Treasury responded with a number of its own remedial measures in 2008, including the Temporary Guarantee Program for Money Market Funds.

When the reporting period began, the recession continued to gain momentum as job losses mounted and consumer confidence plunged.The U.S.economy lost more than 650,000 jobs per month in February and March, and the Conference Board s Consumer Confidence Index reached the lowest level since its inception in 1967. In an effort to stimulate the economy, in late January the U.S. government passed the $787 billion American Recovery and Reinvestment

The Funds 3

LETTER TO SHAREHOLDERS (continued)

Act with the goal of retaining and creating jobs, providing budget relief to states and localities, maintaining social programs and offering tax relief to businesses and individuals.

After hitting multi-year lows in early March, the U.S. stock market and corporate bond market staged impressive rebounds through the reporting period s end. Despite a 6.4% annualized GDP growth rate over the first quarter of 2009, the markets were buoyed by signs that the economic downturn might be decelerating, including lower-than-expected numbers of jobless claims in April and May and a modest increase in retail sales. In addition, a decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets. However, the unemployment rate continued to climb.

The U.S. economy sent mixed signals in June. For example, the National Association of Realtors reported that existing home sales rose 2.4% and the average sale price increased almost 4% in May, but the absolute number of sales and the average sale price remained 15% and 20% below their peaks,respectively. Similarly, the Institute for Supply Management said that its manufacturing index had posted a month-over-month gain in June, but it continued to indicate recessionary conditions among U.S. manufacturers. Perhaps most significant, the U.S. economy lost an additional 467,000 jobs in June, and the unemployment rate rose to 9.5%, its highest level in 26 years.

In July, it was announced that the U.S. economy produced a better-than-expected annualized growth rate of 0.1% during the second quarter, supported by government spending and consumption as the economic stimulus program took hold. Residential construction increased by 0.5% in June, marking the second gain in three months. Perhaps most encouraging, the unemployment rate fell slightly to 9.4% in July when job losses moderated.

Amid Turmoil, a Focus on Quality and Liquidity

As credit conditions stabilized, we maintained the funds weighted average maturities in ranges that were roughly in line with industry averages. However, it is worth noting that the industry s average weighted maturity has been significantly shorter than historical averages as most money market funds remained on a relatively defensive footing.

Despite recent signs of potential economic improvement, we remain concerned regarding liquidity conditions and tighter loan standards. In addition, the Fed again indicated at its June 2009 meeting that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period. Therefore, until we see more convincing evidence that the Fed is prepared to raise interest rates, we intend to maintain the funds focus on credit quality and liquidity.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, the following funds would have produced lower yields: For Cash Management Fund s
Institutional Shares, annualized and annualized effective yields would have been 0.66% and 0.67%, respectively. For Cash Management Plus
Fund s Institutional, Investor, Administrative, Participant, Select, Service
and Agency Shares, annualized and annualized effective yields would have been 0.57%, 0.33%, 0.48%, 0.17%, 0.14%, 0.06% and
4.45%, respectively. For Government Cash Management Fund s
Institutional, Investor, Participant and Agency Shares, annualized and annualized effective yields would have been 0.28%, 0.04%, 0.09%
and 0.23%, respectively. For Government Cash Management Prime
Fund s Institutional, Investor, Administrative, Participant and Agency
Shares, annualized and annualized effective yields would have been
0.16%, 0.08%, 0.06%, 0.24% and 0.10%, respectively. For
Treasury Cash Management Prime Fund s Institutional, Investor,
Administrative, Participant and Agency Shares, annualized and annualized effective yields would have been 0.03%, 0.21%, 0.06%,
0.37% and 0.01%, respectively. For Treasury & Agency Cash
Management Fund s Institutional, Investor, Administrative, Participant,
Select, Service, Premier and Agency Shares, annualized and annualized effective yields would have been 0.12%, 0.13, 0.01%, 0.28%,
0.68%, 0.38%, 0.20% and 0.06%, respectively.

LETTER TO SHAREHOLDERS

Dear Shareholders:

We are pleased to present the semiannual report for Dreyfus Cash Management Funds (Tax Exempt) For the six-month period ended July 31, 2009, the five tax-exempt money market portfolios that com prise Dreyfus Cash Management Funds (Tax Exempt) produced the following annualized yields and annualized effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Municipal Cash Management Plus
Institutional Shares	0.76	0.76
Investor Shares	0.51	0.51
Administrative Shares	0.66	0.66
Participant Shares	0.36	0.36
Agency Shares	0.70	0.70
Dreyfus New York Municipal Cash Management
Institutional Shares	0.70	0.70
Investor Shares	0.45	0.45
Administrative Shares	0.60	0.60
Participant Shares	0.30	0.30
Agency Shares	0.64	0.64
Dreyfus Tax Exempt Cash Management
Institutional Shares	0.63	0.63
Investor Shares	0.38	0.38
Administrative Shares	0.53	0.53
Participant Shares	0.25	0.25
Agency Shares	0.57	0.57
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares	0.66	0.66
Investor Shares	0.41	0.41
Administrative Shares	0.56	0.56
Participant Shares	0.27	0.27
Agency Shares	0.60	0.60
Dreyfus New York AMT-Free Municipal Cash Management
Institutional Shares	0.76	0.76
Investor Shares	0.51	0.51
Administrative Shares	0.66	0.66
Participant Shares	0.36	0.36
Classic Shares	0.26	0.26

Money Market Yields Plunged During the Downturn

Economic conditions deteriorated sharply in the months prior to the reporting period, as weakness in housing markets, rising unemployment and declining consumer confidence produced the longest and most severe U.S. recession since the 1930s. In response, the Federal Reserve Board (the Fed ) reduced short-term interest rates aggressively, driving the overnight federal funds rate to a record low range of between 0% to 0.25%.As short-term interest rates declined, money market yields also fell to historically low levels.

The recession was exacerbated by a global financial crisis that punished major financial institutions, including dealers and insurers of municipal money market instruments, with severe investment losses.To shore up investor confidence, the U.S. Department of the Treasury initiated the Temporary Guarantee Program for Money Market Funds. The Fed also attempted to restore stability to the credit markets with massive injections of liquidity into the banking system through facilities such as the Troubled Asset Relief Program (TARP) and Term Asset-Backed Securities Loan Facility (TALF).

The recession continued to gain momentum when the reporting period began. The U.S. economy lost more than 650,000 jobs per month in February and March, and the Conference Board s Consumer Confidence Index reached the lowest level since its inception in 1967. However, investor sentiment began to improve in early March.Despite a 6.4% annualized GDP growth rate over the first quarter of 2009, the markets were buoyed by signs that the economic downturn might be decelerating. In fact, the U.S. economy produced a better-than-expected annualized growth rate of 0.1% during the second quarter, supported by government spending and consumption as the economic stimulus program took hold.

Still, the financial crisis and economic downturn put severe pressure on the fiscal conditions of many states and municipalities, which faced weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs. Many state and local governments have struggled to find ways to bridge current and pro-

The Funds 5

LETTER TO SHAREHOLDERS (continued)

jected budget deficits. Indeed, just days before the start of the reporting period, the U.S. Congress enacted the $787 billion American Recovery and Reinvestment Act with the goal of creating and retaining jobs, maintaining social programs, offering tax relief to businesses and individuals and providing budget relief to states and localities.

Despite the prospect of federal aid, the state and city of New York have been hard-hit by job losses in the financial services industry, and they face large projected budget deficits. California was hurt during the downturn by job losses and plunging home prices, leading to credit-rating downgrades during the reporting period as the state s elected officials struggled to find ways to bridge a $24 billion budget gap. An agreement was reached and signed into law just days before the reporting period s end.

Focus on Quality and Liquidity

In this environment, investor demand for tax-exempt money market instruments has outpaced supply, putting downward pressure on yields of municipal notes. Yet, bank rating pressure has kept yields on short-term variable rate demand notes (VRDNs) attractive relative to comparable U.S.Treasury securities. Consequently, yield differences along the market s maturity range have remained narrow.

In light of these conditions, we have maintained our focus on direct, high-quality municipal obligations that have been independently approved by our credit analysts, favoring money market instruments backed by pledged tax appropriations or stable revenue streams from essential services facilities. We set the funds weighted average maturities in ranges that were shorter than industry averages. Due to the flat yield curve, this conservative positioning did not detract materially from the funds performance. In addition, given current uncertainty regarding future supply trends and potential regulatory reform, we continue to believe that the more prudent course is to maintain a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.

An investment in each fund is not insured or guaranteed by the FDIC or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate. For the national funds, income may be subject to state and local taxes. For the NewYork fund, income may be subject to state and local taxes for out-of-state residents. For each fund, some income may be subject to the federal alternative minimum tax (AMT).
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, the following funds would have produced lower yields: For Dreyfus California AMT-
Free Municipal Cash Management Fund s Institutional, Investor,
Administrative, Participant and Agency Shares, annualized and annualized effective yields would have been 0.55%, 0.30%, 0.42%,
0.15% and 0.49%, respectively. For Dreyfus Municipal Cash
Management Plus Fund s Institutional, Investor, Administrative,
Participant and Agency Shares, annualized and annualized effective yields would have been 0.72%, 0.47%, 0.62%, 0.32% and 0.66%, respectively. For Dreyfus Tax Exempt Cash Management Fund s
Institutional, Investor, Administrative, Participant and Agency Shares,
annualized and annualized effective yields would have been 0.61%,
0.37%, 0.52%, 0.22% and 0.56%, respectively. For NewYork
Municipal Cash Management Fund s Institutional, Investor,
Administrative, Participant and Agency Shares, annualized and annualized effective yields would have been 0.67%, 0.42%, 0.57%,
0.28% and 0.61%, respectively.

UNDERSTANDING YOUR FUND S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund s prospectus or talk to your financial adviser.

Review your fund s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2009 to July 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2009
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash
Management
Expenses paid
per $1,000	$ 1.14	$ 2.38	$ 1.64	$ 3.08			$ 1.44
Ending value
(after expenses)	$1,003.30	$1,002.10	$1,002.90	$1,001.40			$1,003.00
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000	$ 1.34	$ 2.58	$ 1.84	$ 3.27	$ 3.62	$ 4.51	$ 1.64
Ending value
(after expenses)	$1,002.90	$1,001.70	$1,002.40	$1,001.00	$1,000.60	$1,000.20	$1,002.60
Dreyfus
Government Cash
Management
Expenses paid
per $1,000	$ 1.04	$ 2.18	$ 1.59	$ 2.53			$ 1.34
Ending value
(after expenses)	$1,001.40	$1,000.30	$1,000.90	$1,000.10			$1,001.20
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000	$ 1.09	$ 1.93	$ 1.59	$ 1.93			$ 1.39
Ending value
(after expenses)	$1,000.80	$1,000.00	$1,000.30	$1,000.00			$1,000.50
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000	$ 1.09	$ 1.74	$ 1.54	$ 1.74	$ 1.74	$ 1.74	$ 1.39	$ 1.74
Ending value
(after expenses)	$1,000.60	$1,000.00	$1,000.20	$1,000.00	$1,000.00	$1,000.00	$1,000.30	$1,000.00
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000	$ 1.09	$ 1.29	$ 1.29	$ 1.29			$ 1.34
Ending value
(after expenses)	$1,000.20	$1,000.00	$1,000.00	$1,000.00			$1,000.00
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000	$ 1.14	$ 2.38	$ 1.64	$ 3.13			$ 1.44
Ending value
(after expenses)	$1,003.80	$1,002.50	$1,003.30	$1,001.80			$1,003.50

The Funds 7

UNDERSTANDING YOUR FUND S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended July 31, 2009
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000	$ 1.19	$ 2.43	$ 1.69	$ 3.18			$ 1.49
Ending value
(after expenses)	$1,003.50	$1,002.20	$1,003.00	$1,001.50			$1,003.20
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000	$ 1.14	$ 2.38	$ 1.64	$ 3.03			$ 1.44
Ending value
(after expenses)	$1,003.10	$1,001.90	$1,002.60	$1,001.20			$1,002.90
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000	$ 1.09	$ 2.33	$ 1.59	$ 3.03			$ 1.39
Ending value
(after expenses)	$1,003.30	$1,002.00	$1,002.80	$1,001.30			$1,003.00
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000	$ 1.19	$ 2.43	$ 1.69	$ 3.18					$ 3.67
Ending value
(after expenses)	$1,003.80	$1,002.50	$1,003.30	$1,001.80					$1,001.30

Expenses are equal to Dreyfus Cash Management s annualized expense ratio of .23% for Institutional Shares, .48% for Investor Shares, .33% for Administrative Shares, .62% for
Participant Shares and .29% for Agency Shares, Dreyfus Cash Management Plus, Inc 27% for Institutional Shares, .52% for Investor Shares, .37% for Administrative Shares, .66%
for Participant Shares, .73% for Service Shares, .91% for Select Shares and .33% for Agency Shares, Dreyfus Government Cash Management .21% for Institutional Shares, .44% for
Investor Shares, .32% for Administrative Shares, .51% for Participant Shares and .27% for Agency Shares, Dreyfus Government Prime Cash Management .22% for Institutional
Shares, .39% for Investor Shares, .32% for Administrative Shares, .39% for Participant Shares and .28% for Agency Shares, Dreyfus Treasury & Agency Cash Management .22% for
Institutional Shares, .35% for Investor Shares, .31% for Administrative Shares, .35% for Participant Shares, 35% for Service Shares, .35% for Select Shares, .28% for Agency Shares
and .35% for Premier Shares, Dreyfus Treasury Prime Cash Management .22% for Institutional Shares, .26% for Investor Shares, .26% for Administrative Shares, .26% for
Participant Shares and .27% for Agency Shares, Dreyfus Municipal Cash Management Plus .23% for Institutional Shares, .48% for Investor Shares, .33% for Administrative Shares,
.63% for Participant Shares and .29% for Agency Shares, Dreyfus NewYork Municipal Cash Management .24% for Institutional Shares, .49% for Investor Shares, .34% for
Administrative Shares, .64% for Participant Shares and .30% for Agency Shares, Dreyfus Tax Exempt Cash Management .23% for Institutional Shares, .48% for Investor Shares,
.33% for Administrative Shares, .61% for Participant Shares and .29% for Agency Shares, Dreyfus California AMT-Free Municipal Cash Management .22% for Institutional Shares,
.47% for Investor Shares, .32% for Administrative Shares, .61% for Participant Shares and .28% for Agency Shares, Dreyfus NewYork AMT-Free Municipal Cash Management
.24% for Institutional Shares, .49% for Investor Shares, .34% for Administrative Shares, .64% for Participant Shares and .74% for Classic shares; multiplied by the respective fund s average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2009
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash
Management
Expenses paid
per $1,000	$ 1.15	$ 2.41	$ 1.66	$ 3.11			$ 1.45
Ending value
(after expenses)	$1,023.65	$1,022.41	$1,023.16	$1,021.72			$1,023.36
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000	$ 1.35	$ 2.61	$ 1.86	$ 3.31	$ 3.66	$ 4.56	$ 1.66
Ending value
(after expenses)	$1,023.46	$1,022.22	$1,022.96	$1,021.52	$1,021.17	$1,020.28	$1,023.16
Dreyfus
Government Cash
Management
Expenses paid
per $1,000	$ 1.05	$ 2.21	$ 1.61	$ 2.56			$ 1.35
Ending value
(after expenses)	$1,023.75	$1,022.61	$1,023.21	$1,022.27			$1,023.46
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000	$ 1.10	$ 1.96	$ 1.61	$ 1.96			$ 1.40
Ending value
(after expenses)	$1,023.70	$1,022.86	$1,023.21	$1,022.86			$1,023.41
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000	$ 1.10	$ 1.76	$ 1.56	$ 1.76	$ 1.76	$ 1.76	$ 1.40	$ 1.71
Ending value
(after expenses)	$1,023.70	$1,023.06	$1,023.26	$1,023.06	$1,023.06	$1,023.06	$1,023.41	$1,023.11
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000	$ 1.10	$ 1.30	$ 1.30	$ 1.30			$ 1.35
Ending value
(after expenses)	$1,023.70	$1,023.51	$1,023.51	$1,023.51			$1,023.46
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000	$ 1.15	$ 2.41	$ 1.66	$ 3.16			$ 1.45
Ending value
(after expenses)	$1,023.65	$1,022.41	$1,023.16	$1,021.67			$1,023.36

The Funds 9

COMPARING YOUR FUND S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended July 31, 2009
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000	$ 1.20	$ 2.46	$ 1.71	$ 3.21			$ 1.51
Ending value
(after expenses)	$1,023.60	$1,022.36	$1,023.11	$1,021.62			$1,023.31
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000	$ 1.15	$ 2.41	$ 1.66	$ 3.06			$ 1.45
Ending value
(after expenses)	$1,023.65	$1,022.41	$1,023.16	$1,021.77			$1,023.36
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000	$ 1.10	$ 2.36	$ 1.61	$ 3.06			$ 1.40
Ending value
(after expenses)	$1,023.70	$1,022.46	$1,023.21	$1,021.77			$1,023.41
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000	$ 1.20	$ 2.46	$ 1.71	$ 3.21					$ 3.71
Ending value
(after expenses)	$1,023.60	$1,022.36	$1,023.11	$1,021.62					$1,021.12

Expenses are equal to Dreyfus Cash Management s annualized expense ratio of .23% for Institutional Shares, .48% for Investor Shares, .33% for Administrative Shares, .62% for
Participant Shares and .29% for Agency Shares, Dreyfus Cash Management Plus, Inc 27% for Institutional Shares, .52% for Investor Shares, .37% for Administrative Shares, .66%
for Participant Shares, .73% for Service Shares, .91% for Select Shares and .33% for Agency Shares, Dreyfus Government Cash Management .21% for Institutional Shares, .44% for
Investor Shares, .32% for Administrative Shares, .51% for Participant Shares and .27% for Agency Shares, Dreyfus Government Prime Cash Management .22% for Institutional
Shares, .39% for Investor Shares, .32% for Administrative Shares, .39% for Participant Shares and .28% for Agency Shares, Dreyfus Treasury & Agency Cash Management .22% for
Institutional Shares, .35% for Investor Shares, .31% for Administrative Shares, .35% for Participant Shares, .35% for Service Shares, .35% for Select Shares, .28% for Agency Shares
and .35% for Premier Shares, Dreyfus Treasury Prime Cash Management 22% for Institutional Shares, .26% for Investor Shares, .26% for Administrative Shares, .26% for Participant
Shares and .27% for Agency Shares, Dreyfus Municipal Cash Management Plus .23% for Institutional Shares, .48% for Investor Shares, .33% for Administrative Shares, .63% for
Participant Shares and .29% for Agency Shares, Dreyfus NewYork Municipal Cash Management .24% for Institutional Shares, .49% for Investor Shares, .34% for Administrative
Shares, .64% for Participant Shares and .30% for Agency Shares, Dreyfus Tax Exempt Cash Management .23% for Institutional Shares, .48% for Investor Shares, .33% for
Administrative Shares, .61% for Participant Shares and .29% for Agency Shares, Dreyfus California AMT-Free Municipal Cash Management .22% for Institutional Shares, .47% for
Investor Shares, .32% for Administrative Shares, .61% for Participant Shares and .28% for Agency Shares, Dreyfus NewYork AMT-Free Municipal Cash Management .24% for
Institutional Shares, .49% for Investor Shares, .34% for Administrative Shares, .64% for Participant Shares and .74% for Classic shares; multiplied by the respective fund s average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS July 31, 2009 (Unaudited)

	Principal
Dreyfus Cash Management	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit 59.1%
Allied Irish Banks (Yankee)
1.63% 1.90%, 9/30/09 10/19/09	1,175,000,000	1,175,014,203
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.35% 0.55%, 8/7/09 9/8/09	1,275,000,000	1,275,002,143
Bank of America N.A.
0.71% 0.80%, 11/16/09 12/21/09	1,050,000,000	1,050,000,000
Bank of Ireland (Yankee)
1.90%, 10/6/09	330,000,000 [a]	330,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40% 0.75%, 8/10/09 10/8/09	1,710,000,000	1,710,000,000
Barclays Bank PLC (Yankee)
0.40% 0.82%, 9/14/09 11/10/09	1,630,000,000	1,630,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.42%, 8/17/09	500,000,000	500,000,000
Calyon (Yankee)
0.43% 0.67%, 8/3/09 10/9/09	1,200,000,000	1,200,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.41% 0.88%, 8/11/09 10/21/09	1,550,000,000	1,550,000,000
Credit Industriel et Commercial (Yankee)
0.48% 0.93%, 8/3/09 10/28/09	1,500,000,000	1,500,009,057
DnB NOR Bank ASA (Yankee)
0.55%, 8/10/09	150,000,000 [a]	150,000,000
DZ Bank AG (Yankee)
0.42% 0.65%, 8/5/09 8/21/09	1,050,000,000	1,050,000,000
Fortis Bank (Yankee)
0.95% 1.10%, 8/7/09 8/17/09	1,850,000,000	1,850,000,000
ING Bank N.V. (London)
0.93%, 8/7/09	700,000,000	700,000,000
Intesa Sanpaolo SpA (Yankee)
0.35% 1.08%, 8/7/09 5/21/10	750,000,000	750,000,000
Lloyds TSB Bank PLC (Yankee)
0.43% 0.63%, 8/21/09 11/3/09	2,070,000,000	2,070,000,000
Mizuho Corporate Bank (Yankee)
0.40% 0.50%, 8/12/09 9/14/09	1,250,000,000	1,250,000,000
Natixis (Yankee)
0.52% 0.75%, 10/5/09 11/3/09	1,125,000,000	1,125,000,000
Royal Bank of Scotland PLC (Yankee)
0.50% 0.94%, 8/13/09 10/30/09	1,560,000,000	1,560,000,000
Societe Generale (Yankee)
0.57% 0.77%, 8/6/09 9/1/09	800,000,000	800,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.38% 0.76%, 8/10/09 10/20/09	850,000,000	850,000,000
UBS AG (Yankee)
0.57% 0.72%, 9/10/09 10/13/09	1,700,000,000	1,700,000,000
Total Negotiable Bank Certificates of Deposit
(cost $25,775,025,403)		25,775,025,403

The Funds 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Commercial Paper 21.8%
Abbey National North America LLC
0.18%, 8/3/09	1,400,000,000	1,399,986,000
Atlantis One Funding Corp.
0.18% 0.40%, 8/3/09 9/9/09	530,000,000 [a]	529,867,700
Banco Bilbao Vizcaya Argenteria Puerto Rico
0.50%, 8/11/09	700,000,000	699,902,778
Calyon NA Inc.
0.45%, 8/7/09	96,490,000	96,482,763
Cancara Asset Securitisation Ltd.
0.55% 0.82%, 8/11/09 10/13/09	750,000,000 [a]	749,514,111
CIESCO LLC
0.40%, 9/10/09	245,000,000 [a]	244,891,111
Clipper Receivables Co.
1.07%, 8/3/09	250,000,000 [a]	249,985,139
Danske Corp., Inc.
0.37% 0.40%, 8/28/09 9/14/09	1,297,000,000 [a]	1,296,485,205
General Electric Capital Services Inc.
0.38%, 9/21/09	350,000,000	349,811,583
General Electric Co.
0.18%, 8/3/09	650,000,000	649,993,500
Gotham Funding Corp.
0.34% 0.45%, 8/11/09 10/13/09	225,000,000 [a]	224,864,653
Govco Inc.
0.42%, 9/16/09 9/25/09	215,000,000 [a]	214,875,575
ING (US) Funding LLC
0.40% 0.60%, 8/7/09 8/27/09	1,350,000,000	1,349,776,389
Natexis Banques Populaires US Finance Co. LLC
1.09%, 8/5/09	300,000,000	299,963,667
Societe Generale N.A. Inc.
0.60% 0.75%, 8/10/09 9/4/09	1,100,000,000	1,099,604,167
Victory Receivables Corp.
0.48%, 8/7/09	33,046,000 [a]	33,043,356
Total Commercial Paper
(cost $9,489,047,697)		9,489,047,697

Corporate Note 2.2%
Bank of America Corp.
0.39%, 8/3/09
(cost $950,000,000)	950,000,000	950,000,000

U.S. Government Agencies 3.4%
Federal Home Loan Bank
0.64%-0.65%, 5/11/10	500,000,000	499,970,925
Federal Home Loan Mortgage Corp.
0.49%, 10/16/09	1,000,000,000 [b,c]	1,000,000,000
Total U.S. Government Agencies
(cost $1,499,970,925)		1,499,970,925

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Time Deposits 7.3%
Commerzbank AG (Grand Cayman)
0.19%, 8/3/09	328,000,000	328,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.19%, 8/3/09	1,000,000,000	1,000,000,000
Landesbank Hessen-Thuringen Girozentrale (Grand Cayman)
0.19%, 8/3/09	475,000,000	475,000,000
Nordea Bank Finland PLC (Grand Cayman)
0.18%, 8/3/09	1,400,000,000	1,400,000,000
Total Time Deposits
(cost $3,203,000,000)		3,203,000,000

Repurchase Agreements 7.1%
Barclays Financial LLC
0.20%, dated 7/31/09, due 8/3/09 in the amount of $1,200,020,000
(fully collateralized by $1,168,736,100 U.S. Treasury Notes, 3.125%-4%,
due 8/31/13-8/15/18, value $1,224,000,033)	1,200,000,000	1,200,000,000
Deutsche Bank Securities
0.19%-0.24%, dated 7/31/09, due 8/3/09 in the amount of $1,900,032,167
(fully collateralized by $516,560,000 Federal Home Loan Bank, 0.875%-4.625%,
due 10/9/09-10/10/12, value $523,643,690, $805,799,000 Federal Home Loan
Mortgage Corp., 0%-3.75%, due 12/31/09-3/27/19, value $805,303,075,
$150,000,000 Federal National Mortgage Association, 2.25%, due 4/9/12,
value $150,957,000, and $860,076,775 U.S. Treasury Strips,
due 5/15/19-8/15/28, value $458,096,235)	1,900,000,000	1,900,000,000
Total Repurchase Agreements
(cost $3,100,000,000)		3,100,000,000

Total Investments (cost $44,017,044,025)	100.9%	44,017,044,025

Liabilities, Less Cash and Receivables	(.9%)	(412,638,350)

Net Assets	100.0%	43,604,405,675

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $4,023,526,850 or 9.2% of net assets.
b On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c Variable rate security interest rate subject to periodic change.

Portfolio Summary (Unaudited)

	Value (%)		Value (%)
Banking	77.2	Asset-Backed/Multi-Seller Programs	2.3
Repurchase Agreements	7.1	Finance	2.3
Foreign/Governmental	6.4	Asset-Backed/Certificates-Other	2.2
U.S. Government Agencies	3.4		100.9

Based on net assets.
See notes to financial statements.

The Funds 13

STATEMENT OF INVESTMENTS July 31, 2009 (Unaudited)

	Principal
Dreyfus Cash Management Plus, Inc.	Amount ($)	Value ($)
Negotiable Bank Certificates of Deposit 51.4%
Allied Irish Banks (Yankee)
1.63% 1.90%, 9/30/09 10/19/09	350,000,000	350,006,556
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.35% 0.40%, 9/1/09 9/8/09	300,000,000	300,000,860
Bank of Ireland (Yankee)
1.90%, 10/6/09	200,000,000 [a]	200,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.65% 0.75%, 8/10/09 8/13/09	50,000,000	50,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.40%, 8/24/09	200,000,000	200,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.45% 0.55%, 10/1/09 10/8/09	300,000,000	300,000,000
Credit Industriel et Commercial (Yankee)
0.75%, 8/11/09	200,000,000	200,000,000
DZ Bank AG (Yankee)
0.65%, 8/5/09	100,000,000	100,000,000
Fortis Bank (Yankee)
1.10%, 8/7/09 8/10/09	300,000,000	300,000,000
ING Bank N.V. (London)
0.87%, 8/10/09	300,000,000	300,000,000
Lloyds TSB Bank PLC (Yankee)
0.46% 0.63%, 8/21/09 10/23/09	325,000,000	325,000,000
Mizuho Corporate Bank (Yankee)
0.38% 0.42%, 9/14/09 10/13/09	300,000,000	300,000,000
Natixis (Yankee)
0.75%, 10/5/09	300,000,000	300,000,000
Royal Bank of Scotland PLC (Yankee)
0.52% 0.94%, 8/13/09 10/23/09	340,000,000	340,000,000
UBS AG (Yankee)
0.67% 0.72%, 9/10/09 10/2/09	300,000,000	300,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,865,007,416)		3,865,007,416

Commercial Paper 27.5%
Abbey National North America LLC
0.18%, 8/3/09	300,000,000	299,997,000
ASB Finance Ltd.
0.50%, 8/11/09	40,000,000 [a]	39,994,444
CAFCO LLC
0.40%, 9/10/09	250,000,000 [a]	249,888,889
CHARTA LLC
0.65%, 8/14/09	50,000,000 [a]	49,988,264

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Commercial Paper (continued)
CIESCO LLC
0.49%, 8/7/09	100,000,000 [a]	99,991,833
CRC Funding LLC
0.40%, 10/15/09	200,000,000 [a]	199,833,333
Danske Corp., Inc.
0.40%, 8/28/09	300,000,000 [a]	299,910,000
Edison Asset Securitization LLC
0.38%, 10/7/09	200,000,000 [a]	199,858,556
General Electric Co.
0.18%, 8/3/09	300,000,000	299,997,000
Societe Generale N.A. Inc.
0.60%-0.65%, 8/10/09	325,000,000	324,947,500
Total Commercial Paper
(cost $2,064,406,819)		2,064,406,819

Corporate Notes 4.9%
Bank of America Corp.
0.39%, 8/3/09	350,000,000	350,000,000
Lehman Brothers Holdings Inc.
0.00%, 2/22/09	97,200,000 [b,c,d,e]	17,010,000
Total Corporate Notes
(cost $447,200,000)		367,010,000

Time Deposits 8.0%
Commerzbank AG (Grand Cayman)
0.22%, 8/3/09	300,000,000	300,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.19%, 8/3/09	300,000,000	300,000,000
Total Time Deposits
(cost $600,000,000)		600,000,000

Repurchase Agreements 7.6%
Barclays Financial LLC
0.20%, dated 7/31/09, due 8/3/09 in the amount of $172,002,867
(fully collateralized by $126,712,800 U.S. Treasury Bonds, 8%,
due 11/15/21, value $175,440,097)	172,000,000	172,000,000
Credit Suisse (USA) Inc.
0.20%, dated 7/31/09, due 8/3/09 in the
amount of $100,001,667 (fully collateralized by
$102,033,000 U.S. Treasury Bills, due 8/20/09-11/19/09,
value $102,003,572)	100,000,000	100,000,000

The Funds 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Deutsche Bank Securities
0.19%, dated 7/31/09, due 8/3/09 in the amount of $300,004,750
(fully collateralized by $2,000,000 Asian Development Bank, 4.50%, due 9/4/12, value $2,157,030, $160,740,000 Federal Home Loan Bank,
0%-4.63%, due 5/18/10-2/4/15, value $168,978,842, $107,257,000
Federal Home Loan Mortgage Corp., 1.45%-3.75%, due 7/8/14-7/11/22,
value $106,196,584, $9,951,000 Federal National Mortgage Association,
0%-3.25%, due 4/6/11-6/24/24, value $10,068,055 and $28,559,676
U.S. Treasury Strips, due 11/15/19, value $18,599,489)	300,000,000	300,000,000
Total Repurchase Agreements
(cost $572,000,000)		572,000,000

Other .6%
Capital Support Agreement
(cost $0)	0 [c]	47,537,936

Total Investments (cost $7,548,614,235)	100.0%	7,515,962,171

Cash and Receivables (Net)	.0%	2,854,518

Net Assets	100.0%	7,518,816,689

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $1,339,465,319 or 17.8% of net assets.
b Bankrupt security matured on February 22, 2009. Security valued at fair value based on similar defaulted securities that have not matured.
c The Bank of NewYork Mellon Corporation (BNY Mellon) has entered into a Capital Support Agreement with the fund, which provides that BNY Mellon, at no cost to the fund, will contribute capital to the fund up to 100% of the amortized cost of the security to the extent that the fund maintains a net asset value of $.995 on the sale, final liquidation or other final payment of the security.
[d] Issuer filed for bankruptcy.
e Non-income producing security in default.

Portfolio Summary (Unaudited)

	Value (%)		Value (%)
Banking	60.9	Finance	4.0
Foreign/Governmental	11.3	Other	.6
Asset-Backed/Multi-Seller Programs	10.7	Brokerage Firms	.2
Repurchase Agreements	7.6
Asset-Backed/Certificates-Other	4.7		100.0

Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS July 31, 2009 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies 60.2%
Federal Farm Credit Bank:
8/3/09	0.36	100,000,000 [a]	100,000,000
9/15/09	0.30	320,000,000 [a]	319,998,104
3/9/10	0.48	200,000,000 [a]	200,000,000
Federal Home Loan Bank:
8/3/09	0.42	500,000,000 [a]	500,000,000
8/3/09	0.37	197,500,000 [a]	197,500,000
8/4/09	0.55	25,000,000	25,004,146
8/5/09	0.55	77,095,000	77,090,289
8/11/09	0.56	295,645,000	295,599,011
8/11/09	0.91	500,000,000 [a]	499,947,722
8/18/09	0.57	1,004,355,000	1,004,084,661
8/22/09	0.20	500,000,000 [a]	499,983,490
8/24/09	0.56	971,250,000 [a]	971,002,510
9/4/09	0.36	350,000,000 [a]	350,000,000
9/10/09	0.65	850,000,000 [a]	850,002,381
9/10/09	0.63	1,500,000,000 [a]	1,500,016,775
9/30/09	0.45	457,938,000	457,594,546
10/15/09	0.42	87,000,000	86,923,875
10/16/09	0.30	350,000,000 [a]	350,057,000
10/16/09	0.42	600,000,000	599,468,000
10/16/09	0.46	1,000,000,000 [a]	1,000,000,000
11/12/09	0.55	9,790,000	9,795,155
11/20/09	0.30	201,519,000	201,332,595
11/25/09	0.30	101,409,000	101,310,971
11/27/09	0.30	282,100,000	281,822,602
12/1/09	0.56	500,000,000	499,051,111
12/3/09	0.32	200,000,000	199,993,065
12/23/09	0.35	124,750,000	124,575,350
12/23/09	0.04	25,000,000	25,038,483
12/30/09	0.35	25,000,000	24,963,299
1/6/10	0.30	366,000,000	365,518,100
1/11/10	0.30	254,623,000	254,277,137
1/15/10	0.53	262,980,000	263,370,788
1/15/10	0.58	121,650,000	123,473,230
1/20/10	0.33	500,000,000	499,947,638
2/1/10	0.40	67,220,000	67,082,572
2/4/10	0.40	50,000,000	49,896,111
2/5/10	0.50	402,350,000	402,327,915
2/10/10	0.58	224,624,000	223,925,544
2/18/10	0.42	2,300,000	2,307,508
2/26/10	0.42	22,950,000	22,943,523
4/30/10	0.70	128,000,000	127,992,273

The Funds 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.:
8/18/09	0.21	250,000,000 [a]	249,976,688
9/1/09	0.55	260,950,000	260,826,411
10/5/09	0.38	38,550,000	38,523,550
10/13/09	0.38	555,736,000	555,304,733
11/16/09	0.30	24,029,000	24,007,574
11/16/09	0.25	281,600,000	283,590,485
11/23/09	0.30	95,000,000	94,909,750
12/15/09	0.35	150,000,000	152,024,581
12/21/09	0.32	279,820,000	279,462,982
12/28/09	0.35	94,753,000	94,615,740
1/4/10	0.30	107,902,000	107,761,727
1/19/10	0.31	771,500,000	770,363,966
2/8/10	0.40	630,500,000	629,161,939
2/22/10	0.40	88,079,000	87,878,376
Federal National Mortgage Association:
8/3/09	0.41	800,000,000 [a]	800,000,000
8/3/09	0.42	420,000,000 [a]	419,996,213
9/30/09	0.45	100,000,000	99,925,000
10/7/09	0.40	63,354,000	63,306,836
10/14/09	0.38	440,220,000	439,876,139
10/19/09	0.38	19,700,000	19,683,572
11/25/09	0.30	275,627,000	275,360,561
12/16/09	0.33	15,000,000	14,981,163
12/22/09	0.53	250,000,000	249,473,681
12/23/09	0.32	275,000,000	274,646,000
12/28/09	0.33	28,420,000	28,381,183
12/29/09	0.60	100,000,000	99,750,000
2/22/10	0.47	1,062,752,000	1,059,936,910
Total U.S. Government Agencies
(cost $21,228,943,240)			21,228,943,240

Repurchase Agreements 39.8%
Banc of America Securities LLC
dated 7/31/09, due 8/3/09 in the amount of $2,350,035,250
(fully collateralized by $229,296,000 Federal Home Loan Bank,
0%-5.50%, due 8/13/09-7/15/36, value $231,057,980, $202,127,000
Federal Home Loan Mortgage Corp., 0%-5%, due 8/5/11-7/11/22,
value $206,889,794, $1,033,560,000 Federal National Mortgage
Association, 0%-6.21%, due 8/3/09-6/5/36, value $888,052,712,
$262,312,100 Treasury Inflation Protected Securities, 0.875%-2%,
due 4/15/10-1/15/15, value $300,423,659 and $1,379,747,573
U.S. Treasury Strips, due 2/15/13-2/15/30, value $770,576,379)	0.18	2,350,000,000	2,350,000,000
Barclays Financial LLC
dated 7/31/09, due 8/3/09 in the amount of $1,164,019,400
(fully collateralized by $303,287,000 Federal National Mortgage
Association, 3.40%, due 3/10/14, value $306,000,407 and
$804,536,300 Treasury Inflation Protected Securities,
1.63%-2.50%, due 1/15/15-1/15/29, value $881,280,093)	0.20	1,164,000,000	1,164,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
BNP Paribas
dated 7/31/09, due 8/3/09 in the amount of $2,300,036,417 (fully collateralized by $361,950,000 U.S. Treasury Bills, due 8/20/09, value $361,922,492 and
$1,926,759,100 U.S. Treasury Notes, 0.875%-4.50%, due 2/28/10-2/15/16,
value $1,984,077,563)	0.19	2,300,000,000	2,300,000,000
Calyon Securities (USA)
dated 7/31/09, due 8/3/09 in the amount of $1,000,016,667 (fully collateralized by
$200,000,000 Treasury Inflation Protected Securities, 3.375%, due 4/15/32,
value $298,181,578 and $727,590,100 U.S. Treasury Notes, 1.125%-1.875%,
due 1/15/12-6/15/12, value $727,766,082)	0.20	1,000,000,000	1,000,000,000
Calyon Securities (USA)
dated 7/31/09, due 8/3/09 in the amount of $1,700,029,750 (fully collateralized by $779,025,000 Federal Home Loan Bank, 0.70%-5.648%, due 1/15/10-11/27/37,
value $776,726,421, $649,996,000 Federal Home Loan Mortgage Corp., 0%-2.125%,
due 9/15/09-3/23/12, value $651,724,757 and $300,000,000 Federal National
Mortgage Association, 0%-6.625%, due 9/15/09-2/9/26, value $305,548,889)	0.21	1,700,000,000	1,700,000,000
Citigroup Global Markets Holdings Inc.
dated 7/31/09, due 8/3/09 in the amount of $200,002,833 (fully collateralized by $42,771,300 Treasury Inflation Protected Securities, 2%, due 1/15/14,
value $50,372,592 and $140,005,100 U.S. Treasury Notes, 4.25%,
due 8/15/13, value $153,627,449)	0.17	200,000,000	200,000,000
Credit Suisse (USA) Inc.
dated 7/31/09, due 8/3/09 in the amount of $570,009,975
(fully collateralized by $582,562,000 Federal Home Loan
Mortgage Corp., 0%, due 10/26/09-7/12/10, value $581,401,741)	0.21	570,000,000	570,000,000
Deutsche Bank Securities
dated 7/31/09, due 8/3/09 in the amount of $1,400,021,000 (fully collateralized by $368,504,800 Treasury Inflation Protected Securities, 2%-2.375%,
due 1/15/14-1/15/27, value $421,278,856, $205,593,100 U.S. Treasury
Bonds, 6.125%-6.875%, due 8/15/25-11/15/27, value $271,370,932,
$589,896,000 U.S. Treasury Notes, 3.125%-5.125%, due 6/30/11-7/31/16,
value $613,522,085 and $181,531,000 U.S. Treasury Strips,
due 5/15/15-2/15/21, value $121,828,189)	0.18	1,400,000,000	1,400,000,000
Deutsche Bank Securities
dated 7/31/09, due 8/3/09 in the amount of $200,003,167 (fully collateralized by $100,000,000 Federal Home Loan Mortgage Corp., 5.76%, due 8/27/14,
value $102,818,861 and $94,910,000 Federal National Mortgage Association,
2.75%-5.375%, due 11/15/11-2/5/14, value $101,181,443)	0.19	200,000,000	200,000,000
Goldman, Sachs & Co.
dated 7/31/09, due 8/3/09 in the amount of $400,006,333 (fully collateralized by $108,084,400 Treasury Inflation Protected Securities, 3.375%-3.625%,
due 4/15/28-4/15/32, value $172,548,855 and $362,528,903
U.S. Treasury Strips, due 2/15/20-2/15/22, value $235,451,167)	0.19	400,000,000	400,000,000
HSBC USA Inc.
dated 7/31/09, due 8/3/09 in the amount of $1,500,022,500 (fully collateralized by $1,087,434,400 U.S. Treasury Bonds, 4.75%-6.75%, due 8/15/23-2/15/37,
value $1,308,438,068 and $216,293,800 U.S. Treasury Notes, 2.88%,
due 6/30/10, value $221,565,282)	0.18	1,500,000,000	1,500,000,000

The Funds 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Morgan Stanley
dated 7/31/09, due 8/3/09 in the amount of $500,007,917 (fully collateralized by $267,150,000 Federal Agricultural Mortgage Corp., 5.13%-5.50%,
due 7/15/11-4/19/17, value $283,907,341 and $227,050,000 Federal
Home Loan Bank, 2.05%-6.38%, due 8/7/09-4/27/29, value $226,325,347)	0.19	500,000,000	500,000,000
RBS Securities
dated 7/31/09, due 8/3/09 in the amount of $500,008,750 (fully collateralized by $700,000 Inter-American Development Bank, 3%, due 4/22/14, value $706,650,
$32,464,000 International Bank for Reconstruction and Development, 1.40%,
due 4/14/11, value $33,138,872 and $483,850,000 U.S. Treasury Notes, 3.25%,
due 7/31/16, value $476,156,806)	0.21	500,000,000	500,000,000
UBS Securities LLC
dated 7/31/09, due 8/3/09 in the amount of $250,003,750 (fully collateralized by $2,170,000 Federal Home Loan Mortgage Corp.,
5%-5.875%, due 3/21/11-12/14/18, value $2,321,029, $213,505,000
Federal National Mortgage Association, 0%, due 12/2/10-5/27/11,
value $213,924,020, $3,295,000 Student Loan Marketing Association,
0%, due 10/3/22, value $1,589,804 and $44,927,000 Tennessee
Valley Authority, 0%-8.25%, due 1/18/11-4/15/42, value $37,165,297)	0.18	250,000,000	250,000,000
Total Repurchase Agreements
(cost $14,034,000,000)			14,034,000,000

Total Investments (cost $35,262,943,240)		100.0%	35,262,943,240

Cash and Receivables (Net)		.0%	11,907,850

Net Assets		100.0%	35,274,851,090

a Variable rate security interest rate subject to periodic change.

Portfolio Summary (Unaudited)

	Value (%)		Value (%)
Repurchase Agreements	39.8	Federal Home Loan Mortgage Corp	10.3
Federal Home Loan Bank	37.2	Federal Farm Credit Bank	1.8
Federal National Mortgage Association	10.9		100.0

Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS July 31, 2009 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies 89.5%
Federal Farm Credit Bank:
8/3/09	0.36	150,000,000 [a]	150,000,000
8/6/09	0.36	328,000,000 [a]	328,180,428
8/17/09	0.16	37,000,000	36,997,369
8/28/09	0.30	412,000,000 [a]	411,939,817
8/28/09	0.47	100,000,000 [a]	100,000,000
9/15/09	2.46	31,930,000	31,930,000
9/24/09	0.53	7,000,000 [a]	6,998,243
12/21/09	0.45	100,000,000 [a]	99,965,150
3/12/10	0.95	50,000,000 [a]	49,818,237
Federal Home Loan Bank:
8/3/09	0.09	350,000,000	349,998,250
8/3/09	0.42	250,000,000 [a]	250,000,000
8/4/09	0.55	20,000,000	19,999,083
8/6/09	0.17	500,000,000	499,988,194
8/7/09	0.56	240,935,000	240,912,513
8/7/09	0.34	250,000,000 [a]	250,000,000
8/10/09	0.55	125,000,000	124,982,813
8/14/09	0.19	277,200,000	277,180,981
8/21/09	0.22	160,000,000	159,980,444
8/25/09	0.22	40,475,000	40,469,064
8/28/09	0.18	91,550,000	91,537,641
9/4/09	0.18	178,585,000	178,554,641
9/18/09	0.44	146,000,000	145,914,347
9/18/09	0.51	8,005,000	8,051,621
9/23/09	0.44	74,000,000	73,952,064
9/25/09	0.43	200,000,000	199,868,367
9/30/09	0.19	200,000,000	199,938,333
10/7/09	0.20	475,000,000	474,823,194
11/13/09	0.29	47,000,000	46,960,624
11/18/09	0.29	17,957,000	17,941,233
11/25/09	0.30	7,000,000	6,993,346
11/27/09	0.29	50,000,000	49,952,472
12/4/09	0.30	23,900,000	23,875,104
12/9/09	0.82	30,000,000	30,000,000
12/11/09	0.83	73,250,000	74,337,244
12/14/09	0.32	114,750,000	114,612,300
12/18/09	0.67	12,000,000	12,121,932
12/23/09	0.67	16,250,000	16,254,255
12/28/09	0.35	200,000,000	199,710,278
12/30/09	0.62	250,000,000	249,349,861
1/15/10	0.30	150,000,000	149,791,250
1/22/10	0.30	200,000,000	199,710,000
3/12/10	0.46	10,000,000	10,127,176
3/17/10	0.45	14,070,000	14,409,006
Tennessee Valley Authority
9/17/09	0.17	44,691,000	44,680,820
Total U.S. Government Agencies
(cost $6,062,807,695)			6,062,807,695

The Funds 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills 2.9%
12/3/09
(cost $199,800,222)	0.29	200,000,000	199,800,222

U.S. Treasury Notes 7.4%
8/17/09
(cost $501,013,984)	0.20	500,000,000	501,013,984
Total Investments (cost $6,763,621,901)		99.8%	6,763,621,901
Cash and Receivables (Net)		.2%	13,352,621
Net Assets		100.0%	6,776,974,522
a Variable rate security interest rate subject to periodic change.

Portfolio Summary (Unaudited)

	Value (%)		Value (%)
Federal Home Loan Bank	70.9	U.S. Treasury Bills	2.9
Federal Farm Credit Bank	17.9	Tennessee Valley Authority	.7
U.S. Treasury Notes	7.4		99.8

Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS July 31, 2009 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills 34.6%
8/6/09	0.07	150,000,000	149,998,542
9/10/09	0.41	1,000,000,000	999,547,500
10/22/09	0.40	350,000,000	349,681,111
11/5/09	0.32	200,000,000	199,829,333
11/19/09	0.37	1,000,000,000	998,875,555
11/27/09	0.30	277,480,000	277,207,145
12/3/09	0.27	1,000,000,000	999,057,083
12/17/09	0.69	623,000,000	621,352,165
12/24/09	0.34	300,000,000	299,589,167
1/28/10	0.25	750,000,000	749,062,500
4/1/10	0.43	200,000,000	199,426,250
5/6/10	0.52	100,000,000	99,598,444
Total U.S. Treasury Bills
(cost $5,943,224,795)			5,943,224,795

U.S. Treasury Notes 9.5%
8/17/09	0.18	350,000,000	350,496,078
8/17/09	0.18	200,000,000	200,401,496
9/15/09	0.21	200,000,000	200,771,909
2/1/10	0.29	150,000,000	151,356,000
2/16/10	0.32	175,000,000	179,132,758
2/16/10	0.33	238,000,000	245,819,049
3/1/10	0.32	158,100,000	159,617,545
3/31/10	0.35	70,000,000	70,641,802
5/17/10	0.56	75,000,000	77,336,276
Total U.S. Treasury Notes
(cost $1,635,572,913)			1,635,572,913

Repurchase Agreements 55.8%
Banc of America Securities LLC
dated 7/31/09, due 8/3/09 in the amount of $1,000,015,000 (fully collateralized by $1,122,887,501 Government National Mortgage Association, 5%-6%,
due 6/15/33-7/20/39, value $918,000,000 and $99,002,700 Treasury
Inflation Protected Securities, 2.50%, due 1/15/29, value $102,000,012)	0.18	1,000,000,000	1,000,000,000
Barclays Financial LLC
dated 7/31/09, due 8/3/09 in the amount of $1,572,026,200 (fully collateralized by $653,928,976 Government National Mortgage Association, 4.50%-6.50%,
due 1/20/34-7/20/39, value $510,000,001, $384,300 Treasury Inflation
Protected Securities, 1.88%, due 7/15/13, value $455,025, $49,288,600
U.S. Treasury Bills, due 4/1/10, value $49,184,108 and $1,067,930,500
U.S. Treasury Notes, 1.38%-4.25%, due 1/15/11-1/31/14, value $1,043,800,948)	0.20	1,572,000,000	1,572,000,000

The Funds 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
BNP Paribas
dated 7/31/09, due 8/3/09 in the amount of $1,500,023,750
(fully collateralized by $595,000,000 U.S. Treasury Bills, due 1/14/10,
value $594,357,400 and $953,384,100 U.S. Treasury Notes, 0.88%-1.88%,
due 3/31/11 4/30/14, value $935,642,631)	0.19	1,500,000,000	1,500,000,000
Calyon Securities (USA)
dated 7/31/09, due 8/3/09 in the amount of $800,013,333 (fully collateralized by $115,500,000 U.S. Treasury Bonds, 4.25%-8.50%, due 2/15/20-5/15/39,
value $164,662,663 and $624,655,400 U.S. Treasury Notes, 1.38%-4.88%,
due 8/31/09-9/30/13, value $654,014,334)	0.20	800,000,000	800,000,000
Credit Suisse (USA) Inc.
dated 7/31/09, due 8/3/09 in the amount of $600,009,500
(fully collateralized by $589,350,200 U.S. Treasury Notes,
3.75%-4%, due 8/15/18-11/15/18, value $612,000,760)	0.19	600,000,000	600,000,000
Deutsche Bank Securities
dated 7/31/09, due 8/3/09 in the amount of $150,002,250
(fully collateralized by $137,880,000 U.S. Treasury Notes, 2.38%-4.25%,
due 8/31/10-1/15/11, value $142,990,354 and $23,393,600
U.S. Treasury Strips, due 11/15/27, value $10,009,654)	0.18	150,000,000	150,000,000
Deutsche Bank Securities
dated 7/31/09, due 8/3/09 in the amount of $400,006,333
(fully collateralized by $550,476,112 Government National Mortgage
Association, 4.50%-7%, due 10/15/38-7/20/39, value $408,000,001)	0.19	400,000,000	400,000,000
Goldman, Sachs & Co.
dated 7/31/09, due 8/3/09 in the amount of $100,001,583 (fully collateralized by $747,618,690 Government National Mortgage Association, 3%-11%,
due 6/15/16-7/20/39, value $102,000,001)	0.19	100,000,000	100,000,000
Goldman, Sachs & Co.
dated 7/31/09, due 8/3/09 in the amount of $71,000,592
(fully collateralized by $74,018,400 U.S. Treasury Notes,
2.63%, due 2/29/16-4/30/16, value $72,420,020)	0.10	71,000,000	71,000,000
HSBC USA Inc.
dated 7/31/09, due 8/3/09 in the amount of $800,011,333
(fully collateralized by $183,855,000 U.S. Treasury Bonds, 5.25%, due 2/15/29, value $207,326,769 and $611,581,000 U.S. Treasury
Notes, 1%-2.63%, due 7/31/11-7/31/14, value $608,677,743)	0.17	800,000,000	800,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
JP Morgan Chase & Co.
dated 7/31/09, due 8/3/09 in the amount of $200,002,833 (fully collateralized
by $252,006,386 U.S. Treasury Strips, due 2/15/15-11/15/16, value $204,002,724)	0.17	200,000,000	200,000,000
JP Morgan Chase & Co.
dated 7/31/09, due 8/3/09 in the amount of $1,200,018,000
(fully collateralized by $1,575,321,125 Government National Mortgage
Association, 3.50%-8.50%, due 2/15/11-5/15/51, value $1,224,000,457)	0.18	1,200,000,000	1,200,000,000
Morgan Stanley
dated 7/31/09, due 8/3/09 in the amount of $700,010,500 (fully collateralized
by $715,820,000 U.S. Treasury Notes, 2.63%, due 7/31/14, value $714,309,620)	0.18	700,000,000	700,000,000
RBS Securities
dated 7/31/09, due 8/3/09 in the amount of $490,007,758
(fully collateralized by $504,220,500 U.S. Treasury Notes,
1.88%-3.50%, due 2/28/14-2/15/18, value $499,803,940)	0.19	490,000,000	490,000,000
Total Repurchase Agreements
(cost $9,583,000,000)			9,583,000,000

Total Investments (cost $17,161,797,708)		99.9%	17,161,797,708

Cash and Receivables (Net)		.1%	20,750,569

Net Assets		100.0%	17,182,548,277

Portfolio Summary (Unaudited)
	Value (%)		Value (%)
Repurchase Agreements	55.8	U.S. Treasury Notes	9.5
U.S. Treasury Bills	34.6		99.9
Based on net assets.
See notes to financial statements.

The Funds 25

STATEMENT OF INVESTMENTS July 31, 2009 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills 94.0%
8/6/09	0.17	2,904,000,000	2,903,929,564
8/13/09	0.15	3,236,000,000	3,235,834,247
8/20/09	0.14	3,285,000,000	3,284,755,480
8/27/09	0.13	3,281,000,000	3,280,688,340
9/3/09	0.37	550,000,000	549,813,229
9/10/09	0.45	500,000,000	499,750,000
9/17/09	0.26	1,180,000,000	1,179,602,458
9/24/09	0.17	2,750,000,000	2,749,281,125
10/1/09	0.17	1,750,000,000	1,749,495,903
10/8/09	0.28	1,150,000,000	1,149,392,722
10/15/09	0.19	1,300,000,000	1,299,498,958
10/22/09	0.17	349,000,000	348,863,732
11/5/09	0.33	500,000,000	499,560,000
11/12/09	0.30	500,000,000	499,570,833
11/19/09	0.30	200,000,000	199,819,722
11/27/09	0.31	300,000,000	299,695,167
12/3/09	0.29	450,000,000	449,550,500
12/31/09	0.30	250,000,000	249,688,611
1/7/10	0.27	760,000,000	759,089,283
1/14/10	0.26	500,000,000	499,400,556
2/11/10	0.41	875,000,000	873,090,312
4/1/10	0.48	250,000,000	249,191,688
4/8/10	0.48	610,000,000	607,966,667
Total U.S. Treasury Bills
(cost $27,417,529,097)			27,417,529,097

U.S. Treasury Notes 5.9%
8/17/09	0.18	250,000,000	250,352,644
8/17/09	0.18	857,637,000	859,339,136
8/17/09	0.18	500,000,000	501,225,088
2/16/10	0.42	100,000,000	101,642,609
Total U.S. Treasury Notes
(cost $1,712,559,477)			1,712,559,477

Total Investments (cost $29,130,088,574)		99.9%	29,130,088,574
Cash and Receivables (Net)		.1%	39,676,093
Net Assets		100.0%	29,169,764,667

Portfolio Summary (Unaudited)
	Value (%)		Value (%)
U.S. Treasury Bills	94.0	U.S. Treasury Notes	5.9
			99.9
Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS July 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments 100.3%
Alabama 4.6%
Chatom Industrial Development Board, Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative Projects) (Liquidity Facility; National
Rural Utilities Cooperative Finance Corporation and LOC; National
Rural Utilities Cooperative Finance Corporation)	2.85	11/16/09	12,000,000	12,000,000
Evergreen Industrial Development Board, Industrial Revenue,
Refunding (Tenax Manufacturing Project) (LOC; San Paolo Bank)	0.54	8/7/09	2,200,000 [a]	2,200,000
Macon Trust Various Certificates (Spanish Fort Redevelopment
Authority Spanish Fort Town Center) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.91	8/7/09	20,750,000 [a,b]	20,750,000
Southeast Alabama Gas District, Supply Project
Revenue (Liquidity Facility; Societe Generale)	0.35	8/1/09	70,263,000 [a]	70,263,000
Arizona 1.8%
Arizona Health Facilities Authority, Revenue
(La Loma Village) (LOC; Citibank NA)	0.44	8/7/09	9,700,000 [a]	9,700,000
JPMorgan Chase Putters and Drivers Trust (Salt River Project
Agricultural Improvement and Power District, Salt River Project
Electric System Revenue) (Liquidity Facility; JPMorgan Chase Bank)	0.34	8/7/09	8,500,000 [a,b]	8,500,000
Maricopa County Industrial Development Authority, MFHR (San Clemente
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.44	8/7/09	1,010,000 [a]	1,010,000
Maricopa County Industrial Development Authority,
MFHR, Refunding (San Clemente Apartments
Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.40	8/7/09	7,600,000 [a]	7,600,000
Phoenix Improvement Corporation, Wastewater
System Revenue, CP (LOC; Bank of America)	0.40	9/14/09	14,000,000	14,000,000
Arkansas .0%
Morgan Keegan Municipal Products Inc. (Arkansas Development
Finance Authority, SFMR (Warehouse Program)) (Liquidity
Facility; Lloyds TSB Bank PLC and LOC; Lloyds TSB Bank PLC)	0.61	8/7/09	185,000 [a,b]	185,000
California 3.9%
California Health Facilities Financing Authority,
Revenue (Kaiser Permanente)	0.24	8/7/09	28,965,000 [a]	28,965,000
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente)	0.25	8/7/09	20,000,000 [a]	20,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.37	12/10/09	5,000,000	5,000,000
Puttable Floating Option Tax Exempt Receipts (San Jose
Redevelopment Agency, MFHR (101 San Fernando
Apartments)) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.63	8/7/09	15,995,000 [a,b]	15,995,000
Southern California Public Power Authority, Transmission
Project Revenue, Refunding (Southern Transmission Project)
(Insured; FSA and Liquidity Facility; Westdeutsche Landesbank)	1.00	8/7/09	20,000,000 [a]	20,000,000
Colorado 1.0%
Colorado Educational and Cultural Facilities Authority, Revenue
(Linfield Christian School Project) (LOC; Wells Fargo Bank)	0.35	8/7/09	8,100,000 [a]	8,100,000
Colorado Housing and Finance Authority, EDR
(Monaco LLC Project) (LOC; JPMorgan Chase Bank)	0.76	8/7/09	2,940,000 [a]	2,940,000
Colorado Housing and Finance Authority, EDR
(Popiel Properties, LLC Project) (LOC; Wells Fargo Bank)	0.71	8/7/09	3,100,000 [a]	3,100,000

The Funds 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Colorado (continued)
Colorado Housing and Finance Authority, EDR
(Wanco Inc. Project) (LOC; U.S. Bank NA)	0.81	8/7/09	2,635,000 [a]	2,635,000
Erie, COP (Lease Purchase Agreement) (LOC; Key Bank)	3.65	8/7/09	4,165,000 [a]	4,165,000
Southglenn Metropolitan District, Special Revenue (LOC; BNP Paribas)	0.41	8/7/09	2,950,000 [a]	2,950,000
Connecticut .4%
Connecticut Health and Educational Facilities Authority, Revenue
(Yale University Issue) (Liquidity Facility; Wells Fargo Bank)	0.31	8/7/09	5,000,000 [a,b]	5,000,000
New Haven, GO Notes, BAN	1.25	2/15/10	5,000,000	5,010,639
District of Columbia 2.6%
District of Columbia, Revenue (American Public Health
Association Issue) (LOC; Bank of America)	0.40	8/7/09	6,765,000 [a]	6,765,000
District of Columbia, Revenue, CP (National Academy
of Sciences) (LOC; Bank of America)	0.50	8/18/09	13,200,000	13,200,000
Metropolitan Washington Airports Authority, Airport System
Revenue (Liquidity Facility; Landesbank Baden-Wurttemberg)	2.50	8/7/09	25,000,000 [a]	25,000,000
Metropolitan Washington Airports Authority,
Airport System Revenue (LOC; Wachovia Bank)	0.44	8/7/09	15,000,000 [a]	15,000,000
Florida 5.9%
Broward County Housing Finance Authority, MFHR
(Cypress Grove Apartments Project) (LOC; FNMA)	0.48	8/7/09	13,230,000 [a]	13,230,000
Escambia County Health Facilities Authority,
Healthcare Facilities Revenue, Refunding (Azalea
Trace, Inc. Obligated Group) (LOC; Bank of America)	0.43	8/1/09	7,000,000 [a]	7,000,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wachovia Bank)	0.35	9/10/09	13,275,000	13,275,000
Florida Local Government Finance Commission, Pooled Loan
Program Revenue, CP (LOC; Wachovia Bank)	0.45	9/10/09	13,474,000	13,474,000
Florida Municipal Power Agency, Revenue, CP (LOC; Wachovia Bank)	0.45	10/6/09	9,863,000	9,863,000
Greater Orlando Aviation Authority, Airport Facilities
Revenue, CP (LOC: Bayerische Landesbank, State Street
Bank and Trust Co. and Westdeutsche Landesbank)	0.90	8/5/09	11,105,000	11,105,000
Greater Orlando Aviation Authority, Airport Facility Revenue
(FlightSafety International Inc. Project) (LOC; Berkshire
Hathaway Assurance Corporation)	0.54	8/7/09	6,700,000 [a]	6,700,000
Kissimmee Utility Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.35	8/6/09	30,000,000	30,000,000
Miami-Dade County Industrial Development Authority, IDR
(Fine Art Lamps Project) (LOC; SunTrust Bank)	2.05	8/7/09	4,400,000 [a]	4,400,000
Orange County Health Facilities Authority, HR
(Orlando Regional Healthcare System) (Insured; FSA
and Liquidity Facility; Dexia Credit Locale)	0.75	8/1/09	5,000,000 [a]	5,000,000
Saint Lucie County, PCR, Refunding (Florida Power
and Light Company Project)	0.35	8/1/09	5,500,000 [a]	5,500,000
Sunshine State Governmental Financing Commission,
Revenue (LOC; Dexia Credit Locale)	0.70	8/7/09	18,000,000 [a]	18,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Georgia 5.4%
Atlanta, General Fund TAN	1.75	12/31/09	10,000,000	10,051,639
Atlanta Development Authority, Revenue
(Georgia Aquarium, Inc. Project) (LOC; FHLB)	0.28	8/7/09	10,000,000 [a]	10,000,000
DeKalb County Hospital Authority, RAC (DeKalb Medical
Center, Inc. Project) (LOC; SunTrust Bank)	1.85	8/7/09	34,750,000 [a]	34,750,000
Fulton County, General Fund TAN	1.00	12/31/09	20,000,000	20,056,779
Gwinnett County Development Authority, IDR
(Suzanna's Kitchen, Inc. Project) (LOC; Wachovia Bank)	0.64	8/7/09	5,200,000 [a]	5,200,000
Metropolitan Atlanta Rapid Transit Authority,
Sales Tax Revenue, CP (Liquidity Facility; Dexia Credit Locale)	1.10	8/4/09	25,000,000	25,000,000
Monroe County Development Authority, PCR
(Georgia Power Company Plant Scherer Project)	0.32	8/1/09	11,000,000 [a]	11,000,000
Thomasville Hospital Authority, RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.37	8/7/09	7,840,000 [a]	7,840,000
Idaho .7%
Idaho Health Facilities Authority, Revenue
(Saint Luke's Regional Medical Center Project)
(Insured; FSA and Liquidity Facility; Bank of Montreal)	0.41	8/1/09	16,900,000 [a]	16,900,000
Illinois 4.8%
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc. Project)
(Liquidity Facility; Northern Trust Company)	0.38	8/7/09	5,000,000 [a]	5,000,000
Illinois Finance Authority, Revenue (Hospice of
Northeastern Illinois Project) (LOC; Harris NA)	0.37	8/7/09	8,500,000 [a]	8,500,000
Illinois Health Facilities Authority, Revenue (Northwestern
Memorial Hospital) (Liquidity Facility; Northern Trust Company)	0.33	8/1/09	26,700,000 [a]	26,700,000
Illinois Toll Highway Authority, Toll Highway Senior Priority
Revenue (Liquidity Facility; Dexia Credit Locale)	0.40	8/7/09	30,000,000 [a]	30,000,000
Lombard, Revenue (Elmhurst Memorial Healthcare
Project) (LOC; Fifth Third Bank)	3.00	8/7/09	6,482,000 [a]	6,482,000
Oak Forest, Revenue (Homewood Pool South Suburban
Mayors and Managers Association Program) (LOC; Fifth Third Bank)	3.00	8/7/09	25,650,000 [a]	25,650,000
Upper Illinois River Valley Development Authority, SWDR
(Exolon-ESK Company Project) (LOC; Bank of America)	0.60	8/7/09	8,405,000 [a]	8,405,000
Indiana 3.0%
Elkhart County, EDR (Four Seasons
Manufacturing Project) (LOC; National City Bank)	0.65	8/7/09	3,495,000 [a]	3,495,000
Fort Wayne, EDR (Park Center Project) (LOC; National City Bank)	0.50	8/7/09	2,375,000 [a]	2,375,000
Indiana Finance Authority, EDR (Beford Machine and Tool, Inc.,
Metal Technologies, Inc. and Beford Recycling, Inc. Project)
(LOC; Fifth Third Bank)	3.65	8/7/09	184,000 [a]	184,000
Indiana Finance Authority, EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project) (LOC; National City Bank)	0.65	8/7/09	3,485,000 [a]	3,485,000
Indiana Finance Authority, Environmental Revenue, Refunding
(Duke Energy Indiana, Inc. Project) (LOC; Bank of America)	0.50	8/7/09	6,000,000 [a]	6,000,000

The Funds 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Indiana (continued)
Indiana Finance Authority, Environmental Revenue, Refunding
(Duke Energy Indiana, Inc. Project) (LOC; Bank of America)	0.52	8/7/09	3,300,000 [a]	3,300,000
Indiana Finance Authority, HR (Community Health
Network Project) (LOC; National City Bank)	0.31	8/7/09	15,000,000 [a]	15,000,000
Indiana Finance Authority, Revenue (Marion
General Hospital Project) (LOC; Regions Bank)	5.00	8/7/09	245,000 [a]	245,000
Indiana Health and Educational Facility Financing
Authority, Educational Facilities Revenue (University
of Evansville Project) (LOC; Fifth Third Bank)	3.00	8/7/09	15,075,000 [a]	15,075,000
Indianapolis Local Public Improvement Bond Bank, Revenue
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	0.70	8/1/09	14,000,000 [a]	14,000,000
Saint Joseph County, EDR (Logan Community
Resources, Inc. Project) (LOC; Fifth Third Bank)	3.00	8/7/09	5,730,000 [a]	5,730,000
Kansas .6%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; Bank of America)	0.48	8/7/09	10,000,000 [a]	10,000,000
Mission, MFHR, Refunding
(The Falls Apartments Project) (LOC; FNMA)	0.41	8/7/09	3,350,000 [a]	3,350,000
Kentucky 1.9%
Kentucky Economic Development Finance Authority,
Hospital Facilities Revenue (The Harrison Memorial
Hospital, Inc. Project) (LOC; Fifth Third Bank)	3.60	8/7/09	8,000,000 [a]	8,000,000
Kentucky Economic Development Finance Authority, HR
(Baptist Healthcare System Obligated Group)
(LOC; Branch Banking and Trust Co.)	0.32	8/7/09	9,000,000 [a]	9,000,000
Kentucky Economic Development Finance Authority, HR
(Baptist Healthcare System Obligated Group)
(LOC; Branch Banking and Trust Co.)	0.37	8/7/09	7,660,000 [a]	7,660,000
Kentucky Economic Development Finance Authority, Industrial
Building Revenue (Republic Services, Inc. Project) (LOC; Bank One)	0.50	8/7/09	6,100,000 [a]	6,100,000
Warren County, HR, Refunding (Bowling Green-Warren County
Community Hospital Corporation Project) (Insured; Assured
Guaranty and Liquidity Facility; Branch Banking and Trust Co.)	0.36	8/7/09	8,450,000 [a]	8,450,000
Williamstown, Kentucky League of Cities Funding
Trust Lease Program Revenue (LOC; U.S. Bank NA)	0.30	8/7/09	5,000,000 [a]	5,000,000
Louisiana .9%
Louisiana, Gasoline and Fuels Tax Second Lien
Revenue (LOC; JPMorgan Chase Bank)	0.31	8/7/09	20,000,000 [a]	20,000,000
Maine .5%
Maine Finance Authority, Revenue
(Waynflete School Issue) (LOC; JPMorgan Chase Bank)	0.37	8/7/09	11,090,000 [a]	11,090,000
Maryland 2.8%
Anne Arundel County, EDR (Atlas Container
Corporation Project) (LOC; M&T Bank)	0.49	8/7/09	6,875,000 [a]	6,875,000
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Bank)	0.44	8/7/09	6,345,000 [a]	6,345,000
Frederick County, Revenue
(Homewood, Inc. Facility) (LOC; M&T Bank)	0.37	8/7/09	2,800,000 [a]	2,800,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Maryland (continued)
Maryland Community Development Administration, Department
of Housing and Community Development, Residential Revenue
(Liquidity Facility; State Street Bank and Trust Co.)	0.43	8/7/09	32,500,000 [a]	32,500,000
Maryland Economic Development Corporation, Revenue,
Refunding (United Cerebral Palsy Project) (LOC; M&T Bank)	0.53	8/7/09	1,859,500 [a]	1,859,500
Maryland Health and Higher Educational Facilities Authority, Revenue
(Charles County Nursing Center) (Liquidity Facility; M&T Bank)	0.46	8/7/09	3,775,000 [a]	3,775,000
Maryland Health and Higher Educational Facilities Authority,
Revenue, CP (Johns Hopkins Health System)
(Liquidity Facility; Bank of America)	0.50	8/25/09	10,000,000	10,000,000
Massachusetts 1.4%
Macon Trust Various Certificates (Massachusetts Health and Educational
Facilities Authority Harvard Vanguard Medical Associates Issue)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.91	8/7/09	10,500,000 [a,b]	10,500,000
Manchester Essex Regional School District, GO Notes, BAN	1.00	10/30/09	3,500,000	3,504,275
Massachusetts Development Finance Agency, Multifamily Revenue
(Kennedy Lofts Project) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.52	8/7/09	4,000,000 [a,b]	4,000,000
Massachusetts Health and Educational Facilities Authority, Revenue
(Cape Cod Healthcare Obligated Group Issue) (Insured;
Assured Guaranty and Liquidity Facility; Bank of America)	0.45	8/7/09	14,700,000 [a]	14,700,000
Michigan 5.3%
Kent Hospital Finance Authority, LOR (Pine Rest Christian
Mental Health Services Project) (LOC; Fifth Third Bank)	3.00	8/7/09	45,000 [a]	45,000
Michigan Hospital Finance Authority, Revenue (Healthcare
Equipment Loan Program) (LOC; Fifth Third Bank)	3.75	8/7/09	6,500,000 [a]	6,500,000
Michigan Hospital Finance Authority, Revenue (Healthcare
Equipment Loan Program) (LOC; Standard Federal Bank)	0.43	8/7/09	7,925,000 [a]	7,925,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.30	8/5/09	15,000,000	15,000,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.30	10/19/09	21,470,000	21,470,000
Michigan Housing Development Authority, Rental Housing Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.45	8/7/09	6,500,000 [a]	6,500,000
Michigan Housing Development Authority, Rental Housing Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.45	8/7/09	25,000,000 [a]	25,000,000
Michigan State University Board of Trustees,
General Revenue (LOC; Dexia Credit Locale)	0.25	8/7/09	13,615,000 [a]	13,615,000
Michigan Strategic Fund, LOR (Diocese of Grand Rapids Educational
and Cathedral Square Project) (LOC; Fifth Third Bank)	3.00	8/7/09	8,360,000 [a]	8,360,000
Michigan Strategic Fund, LOR, Refunding (Goodwill Industries of
Greater Grand Rapids, Inc. Project) (LOC; Fifth Third Bank)	3.00	8/7/09	7,615,000 [a]	7,615,000
Oakland County Economic Development Corporation, LOR
(Michigan Seamless Tube LLC Project) (LOC; ABN-AMRO)	0.85	8/7/09	2,800,000 [a]	2,800,000
Pittsfield Township Economic Development Corporation, LOR,
Refunding (Arbor Project) (LOC; Comerica Bank)	0.65	8/7/09	4,520,000 [a]	4,520,000
University of Michigan, General Revenue, CP	0.23	8/10/09	5,000,000	5,000,000
Minnesota 1.0%
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; FHLB)	0.40	8/7/09	7,000,000 [a]	7,000,000

The Funds 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Minnesota (continued)
Southern Minnesota Municipal Power Agency,
Power Supply System Revenue, CP (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.75	8/5/09	10,000,000	10,000,000
University of Minnesota, CP	0.30	10/13/09	5,175,000	5,175,000
Mississippi .4%
Mississippi Business Finance Corporation, Solid Waste Disposal
Facilities Revenue, Refunding (Mississippi Power Company Project)	0.34	8/1/09	8,300,000 [a]	8,300,000
Missouri 1.0%
Missouri Development Finance Board, LR, CP (LOC; U.S. Bank NA)	0.40	9/3/09	23,000,000	23,000,000
Nebraska 1.2%
Lancaster County Hospital Authority Number 1,
Health Facilities Revenue (Immanuel Health
Systems-Williamsburg Project) (LOC; Allied Irish Banks)	0.55	8/1/09	6,495,000 [a]	6,495,000
Public Power Generation Agency, Revenue (Whelan Energy
Center Unit 2) (Insured; Berkshire Hathaway Assurance
Corporation and Liquidity Facility; Citibank NA)	0.51	8/7/09	21,910,000 [a,b]	21,910,000
Nevada 3.0%
Clark County, Airport System Subordinate Lien Revenue
(LOC; Landesbank Baden-Wurttemberg)	1.00	8/7/09	16,100,000 [a]	16,100,000
Clark County, Airport System Subordinate Lien Revenue
(LOC; Landesbank Baden-Wurttemberg)	1.00	8/7/09	6,600,000 [a]	6,600,000
Director of Nevada Department of Business and Industry, Revenue
(Nevada Cancer Institute Project) (LOC; Bank of America)	0.40	8/7/09	5,450,000 [a]	5,450,000
Las Vegas Convention and Visitors Authority, Revenue, CP (LOC:
Bank of Nova Scotia, Fortis Bank and State Street Bank and Trust Co.)	0.80	8/25/09	10,000,000	10,000,000
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.40	9/1/09	10,000,000	10,000,000
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.45	10/15/09	10,000,000	10,000,000
Las Vegas Valley Water District, CP (LOC; BNP Paribas)	0.25	9/8/09	10,000,000	10,000,000
New Hampshire .2%
New Hampshire Health and Education Facilities Authority, Revenue
(Kimball Union Academy) (LOC; RBS Citizens NA)	2.25	8/7/09	5,000,000 [a]	5,000,000
New Jersey 3.2%
New Jersey Economic Development Authority, School Facilities
Construction Revenue, Refunding (LOC; Dexia Credit Locale)	1.00	8/7/09	21,545,000 [a]	21,545,000
New Jersey Turnpike Authority, Turnpike Revenue
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	1.00	8/7/09	52,275,000 [a]	52,275,000
New York 2.2%
Metropolitan Transportation Authority, RAN	2.00	12/31/09	20,000,000	20,133,306
New York City Housing Development Corporation, MFMR
(Beekman Tower) (LOC; RBS Citizens NA)	1.50	8/7/09	15,000,000 [a]	15,000,000
New York State Housing Finance Agency, Housing Revenue
(316 Eleventh Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.28	8/7/09	15,000,000 [a]	15,000,000
North Carolina 4.9%
Board of Governors of the University of North Carolina, CP	0.30	9/10/09	10,000,000	10,000,000
Charlotte, COP, CP (Cultural Arts Facility) (LOC; Wachovia Bank)	0.45	9/24/09	49,483,000	49,483,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
North Carolina (continued)
North Carolina Education Assistance Authority,
Student Loan Revenue, Refunding (LOC; Royal Bank of Canada)	0.42	8/7/09	20,000,000 [a]	20,000,000
North Carolina Medical Care Commission, Health Care
Facilities Revenue (WakeMed) (LOC; Wachovia Bank)	0.34	8/7/09	9,300,000 [a]	9,300,000
North Carolina Medical Care Commission, Health Care Facilities
Revenue, Refunding (University Health Systems of Eastern
Carolina) (LOC; Branch Banking and Trust Co.)	0.33	8/7/09	5,200,000 [a]	5,200,000
Raleigh-Durham Airport Authority, Airport Revenue,
Refunding (LOC; Wachovia Bank)	0.44	8/7/09	19,600,000 [a]	19,600,000
North Dakota .4%
Mercer County, PCR, CP (Basin Electric Power Cooperative)	0.50	8/10/09	10,000,000	10,000,000
Ohio 4.8%
Akron, Bath and Copley Joint Township Hospital District, Health Care
Facilities Revenue (Sumner on Ridgewood Project) (LOC; KBC Bank)	0.50	8/7/09	5,055,000 [a]	5,055,000
Columbus Regional Airport Authority, Revenue, CP (LOC; Calyon)	0.45	8/13/09	10,500,000	10,500,000
Columbus Regional Airport Authority, Revenue, CP (LOC; Calyon)	0.55	9/10/09	8,500,000	8,500,000
Edgewood City School District,
School Improvement Unlimited Tax GO Notes, BAN	2.00	12/1/09	6,000,000	6,022,756
Hamilton County, EDR (Taft Museum Project) (LOC; Fifth Third Bank)	3.00	8/7/09	9,070,000 [a]	9,070,000
Lakewood, Educational Facilities Revenue
(Saint Edward High School Project) (LOC; Fifth Third Bank)	3.00	8/7/09	10,000 [a]	10,000
Lorain County, IDR (Cutting Dynamics, Inc. Project)
(LOC; National City Bank)	1.15	8/7/09	2,055,000 [a]	2,055,000
Middletown, Hospital Facilities Revenue
(Middletown Hospital Group) (LOC; Lloyds TSB Bank PLC)	0.42	8/7/09	20,510,000 [a,b]	20,510,000
Montgomery County, Revenue, CP (Miami Valley Hospital)	0.75	8/7/09	10,000,000	10,000,000
Ohio Building Authority, State Facilities Bonds
(Adult Correctional Building Fund Projects) (Prerefunded)	5.50	10/1/09	1,550,000 [c]	1,578,422
Ohio Higher Educational Facilities, Revenue
(Cedarville University Project) (LOC; Key Bank)	2.70	8/7/09	4,900,000 [a]	4,900,000
Ohio Higher Educational Facility Commission,
Revenue, CP (Cleveland Clinic Health System)	0.50	1/13/10	8,650,000	8,650,000
Ohio Water Development Authority, PCR, Refunding (FirstEnergy
Nuclear Generation Corporation Project) (LOC; Bank of Nova Scotia)	0.55	8/7/09	15,000,000 [a]	15,000,000
Ohio Water Development Authority, PCR, Refunding (FirstEnergy
Nuclear Generation Corporation Project) (LOC; Barclays Bank PLC)	0.55	8/7/09	9,700,000 [a]	9,700,000
Oklahoma 1.2%
Oklahoma Water Resources Board, State Loan Program
Revenue (Liquidity Facility; State Street Bank and Trust Co.)	1.63	9/1/09	7,125,000	7,125,000
Tulsa County Industrial Authority, Capital Improvements
Revenue (Liquidity Facility; Bank of America)	2.00	8/17/09	20,000,000	20,000,000
Oregon .1%
Oregon State Board of Education, GO Notes	3.00	8/1/09	1,935,000	1,935,000
Pennsylvania 4.6%
Blair County Industrial Development Authority, Revenue
(Hollidaysburg Area YMCA Project) (LOC;
Citizens Bank of Pennsylvania)	2.25	8/7/09	3,320,000 [a]	3,320,000

The Funds 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
Chartiers Valley Industrial and Commercial Development Authority,
Revenue (Wesley Hills Project) (LOC; Fifth Third Bank)	3.00	8/7/09	190,000 [a]	190,000
Chester County Health and Education Facilities
Authority, Mortgage Revenue (Tel Hai Obligated
Group Project) (LOC; M&T Bank)	0.46	8/7/09	10,720,000 [a]	10,720,000
Haverford Township School District, GO Notes (LOC; TD Bank)	0.33	8/7/09	3,500,000 [a]	3,500,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Bank)	0.46	8/7/09	7,400,000 [a]	7,400,000
Montgomery County Industrial Development Authority, PCR, CP
(Exelon Project) (LOC; Wachovia Bank)	0.60	8/6/09	4,000,000	4,000,000
Montgomery County Industrial Development Authority, PCR, CP
(Exelon Project) (LOC; Wachovia Bank)	0.40	8/27/09	20,000,000	20,000,000
Pennsylvania Economic Development Financing Authority, Revenue
(Evergreen Community Power Facility) (LOC; M&T Bank)	0.56	8/7/09	16,000,000 [a]	16,000,000
Pennsylvania Housing Finance Agency, SFMR (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.39	8/7/09	15,000,000 [a]	15,000,000
Philadelphia Authority for Industrial Development, Revenue
(Gift of Life Donor Program Project) (LOC; Commerce Bank NA)	0.31	8/7/09	8,000,000 [a]	8,000,000
Philadelphia Authority for Industrial Development,
Revenue (The Pennsylvania School for the Deaf)
(LOC; Citizens Bank of Pennsylvania)	2.25	8/7/09	2,400,000 [a]	2,400,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.30	8/11/09	5,000,000	5,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.40	10/5/09	10,000,000	10,000,000
South Carolina 2.2%
Charleston County School District, GO Notes, TAN	2.00	4/1/10	10,000,000 [d]	10,102,100
South Carolina Jobs-Economic Development Authority, HR
(Conway Hospital, Inc.) (Insured; Assured Guaranty and
Liquidity Facility; Branch Banking and Trust Co.)	0.40	8/7/09	39,825,000 [a]	39,825,000
South Dakota .4%
South Dakota Housing Development Authority, Homeownership
Mortgage Revenue (Liquidity Facility; Citigroup)	0.47	8/7/09	3,920,000 [a,b]	3,920,000
South Dakota Housing Development Authority, Homeownership
Mortgage Revenue (Liquidity Facility; FHLB)	0.32	8/7/09	5,000,000 [a]	5,000,000
Tennessee 3.2%
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.37	8/7/09	10,000,000 [a]	10,000,000
Cleveland Health and Educational Facilities Board, Revenue
(Lee University Project) (LOC; Branch Banking and Trust Co.)	0.37	8/7/09	4,000,000 [a]	4,000,000
Hendersonville Industrial Development Board,
Tax Increment Revenue (LOC; Fifth Third Bank)	3.60	8/7/09	7,500,000 [a]	7,500,000
Metropolitan Government of Nashville and Davidson County
Health and Educational Facilities Board, Health Facilities Revenue,
Refunding (MUC-CI Homes, Inc. Project) (LOC; Fifth Third Bank)	3.00	8/7/09	7,750,000 [a]	7,750,000
Shelby County Health, Educational and Housing Facility Board,
Revenue (Methodist Le Bonheur Healthcare) (Insured; Assured
Guaranty and Liquidity Facility; U.S. Bank NA)	0.36	8/7/09	44,000,000 [a]	44,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Texas 13.0%
Calhoun Port Authority, Environmental Facilities Revenue
(Formosa Plastics Corporation, Texas Project) (LOC; Bank of America)	0.55	8/7/09	10,000,000 [a]	10,000,000
Collin County Housing Finance Corporation, Multifamily
Revenue (Carpenter-Oxford Development Housing)
(Liquidity Facility; FHLMC and LOC; FHLMC)	0.52	8/7/09	5,000,000 [a,b]	5,000,000
Dallas, Waterworks and Sewer System Revenue, CP
(Liquidity Facility; Bank of America)	0.40	9/21/09	28,358,000	28,358,000
DeSoto Industrial Development Authority, IDR, Refunding (National
Service Industries Inc. Project) (LOC; Wachovia Bank)	0.54	8/7/09	3,660,000 [a]	3,660,000
Harris County, CP (Liquidity Facility:
Bank of Nova Scotia and Lloyds TSB Bank PLC)	0.50	8/18/09	3,000,000	3,000,000
Harris County, GO Notes, TAN	1.50	2/25/10	10,000,000	10,062,482
Harris County Metropolitan Transit Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.35	11/23/09	25,000,000	25,000,000
Houston Independent School District, Limited Tax Schoolhouse
Bonds (Liquidity Facility; Bank of America and LOC;
Permanent School Fund Guarantee Program)	0.37	8/7/09	17,800,000 [a]	17,800,000
Port of Houston Authority of Harris County, CP
(Liquidity Facility; Bank of America)	0.70	12/10/09	11,500,000	11,500,000
Port of Port Arthur Navigation District of Jefferson County,
Environmental Facilities Revenue (Motiva Enterprises LLC Project)	0.44	8/7/09	13,000,000 [a]	13,000,000
Port of Port Arthur Navigation District of Jefferson County,
Environmental Facilities Revenue, Refunding
(Motiva Enterprises LLC Project)	0.60	8/1/09	26,700,000 [a]	26,700,000
Port of Port Arthur Navigation District of
Jefferson County, Revenue, CP (BASF AG)	0.75	9/9/09	10,000,000	10,000,000
Red River Education Finance Corporation, Higher Education
Revenue (Texas Christian University Project)	0.25	8/7/09	10,000,000 [a]	10,000,000
San Antonio, Water System Revenue, CP (Liquidity Facility:
Bank of America and State Street Bank and Trust Co.)	0.43	10/5/09	10,000,000	10,000,000
Texas, GO Notes (Veterans' Housing Assistance Program)
(Liquidity Facility; State Street Bank and Trust Co.)	0.46	8/7/09	25,000,000 [a]	25,000,000
Texas Department of Housing and Community
Affairs, MFHR, Refunding (Champions Crossing
Apartments) (Liquidity Facility; FNMA and LOC; FNMA)	0.41	8/7/09	5,025,000 [a]	5,025,000
Texas Department of Housing and Community Affairs, SFMR	0.40	8/7/09	30,000,000 [a]	30,000,000
University of Texas, University Revenue, CP	0.20	8/17/09	5,625,000	5,625,000
University of Texas, University Revenue, CP	0.25	8/17/09	10,000,000	10,000,000
University of Texas, University Revenue, CP	0.28	10/5/09	17,885,000	17,885,000
University of Texas System Board of Regents, Financing System Revenue	0.25	8/7/09	20,000,000 [a]	20,000,000
Weslaco Health Facilities Development Corporation, HR,
Refunding (Knapp Medical Center Project) (LOC; Compass Bank)	0.40	8/7/09	4,730,000 [a]	4,730,000
Utah 1.7%
Intermountain Power Agency, Power Supply Revenue, CP
(Liquidity Facility: Bank of America and Bank of Nova Scotia)	0.40	11/18/09	25,000,000	25,000,000
Utah Housing Corporation, SFMR (LOC; Royal Bank of Canada)	0.65	8/6/09	10,000,000	10,000,000
Utah Housing Corporation, SFMR (LOC; Royal Bank of Canada)	0.60	10/1/09	3,265,000	3,265,000

The Funds 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Vermont .4%
Vermont Economic Development Authority, Revenue, CP
(Economic Development Capital Program) (LOC; Calyon)	0.48	8/18/09	9,900,000	9,900,000
Virginia 1.2%
Lynchburg Redevelopment and Housing Authority, Housing Revenue
(KHM Properties-Lynchburg, LLC Project) (LOC; M&T Bank)	0.51	8/7/09	13,520,000 [a]	13,520,000
Richmond, CP (Liquidity Facility; Bank of America)	0.38	9/14/09	14,000,000	14,000,000
Washington .8%
Pierce County Economic Development Corporation, Multi-Mode
Industrial Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.60	8/7/09	5,280,000 [a]	5,280,000
Tacoma Housing Authority, Revenue
(Crown Assisted Living Project) (LOC; Key Bank)	2.80	8/7/09	600,000 [a]	600,000
Washington Economic Development Finance Authority, SWDR
(CleanScapes, Inc. Project) (LOC; Bank of the West)	0.46	8/7/09	7,895,000 [a]	7,895,000
Washington Housing Finance Commission, Nonprofit Revenue
(Panorama Project) (LOC; Key Bank)	2.50	8/7/09	4,000,000 [a]	4,000,000
Wisconsin 1.7%
Wisconsin Health and Educational Facilities Authority, Revenue
(Mequon Jewish Campus, Inc. Project) (LOC; Bank One)	0.55	8/7/09	6,365,000 [a]	6,365,000
Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue (Liquidity Facility; Fortis Bank)	0.47	8/7/09	23,185,000 [a]	23,185,000
Wisconsin School Districts, COP, TRAN
(Cash Flow Management Program) (LOC; U.S. Bank NA)	3.00	9/17/09	10,000,000	10,015,176

Total Investments (cost $2,314,039,074)			100.3%	2,314,039,074
Liabilities, Less Cash and Receivables			(.3%)	(7,506,147)
Net Assets			100.0%	2,306,532,927

See footnotes on page 66
See notes to financial statements.

STATEMENT OF INVESTMENTS July 31, 2009 (Unaudited)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments 96.4%
Albany County Airport Authority, Airport Revenue,
Refunding (LOC; Bank of America)	0.50	8/7/09	8,065,000 [a]	8,065,000
Albany Industrial Development Agency, Civic Facility Revenue
(Albany College of Pharmacy Project) (LOC; TD Bank)	0.27	8/7/09	1,000,000 [a]	1,000,000
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.35	8/7/09	2,800,000 [a]	2,800,000
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Key Bank)	2.50	8/7/09	5,000,000 [a]	5,000,000
Arlington Central School District, GO Notes, BAN	2.75	8/21/09	3,911,400	3,912,763
Avoca Central School District, GO Notes, BAN	2.75	8/26/09	6,000,000	6,002,211
Cattaraugus County Industrial Development Agency,
Civic Facility Revenue (Young Men's Christian
Association of Olean, N.Y. Project) (LOC; Key Bank)	2.80	8/7/09	3,375,000 [a]	3,375,000
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.50	8/7/09	11,900,000 [a]	11,900,000
Chemung County Industrial Development Agency, IDR
(MMARS 2nd Program) (LOC; HSBC Bank USA)	0.50	8/7/09	835,000 [a]	835,000
Clinton County Industrial Development Agency, Civic Facility
Revenue (Champlain Valley Physicians Hospital Medical
Center Project) (Liquidity Facility; Key Bank)	2.50	8/7/09	7,700,000 [a]	7,700,000
Clinton County Industrial Development Agency, Civic Facility
Revenue (Champlain Valley Physicians Hospital Medical
Center Project) (LOC; Key Bank)	2.50	8/7/09	10,305,000 [a]	10,305,000
Columbia County Industrial Development Agency, Civic Facility
Revenue (The Columbia Memorial Hospital Project) (LOC; Key Bank)	2.45	8/7/09	5,570,000 [a]	5,570,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation
for Autism, Inc. Project) (LOC; M&T Bank)	0.46	8/7/09	8,325,000 [a]	8,325,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation
for Autism, Inc. Project) (LOC; M&T Bank)	0.46	8/7/09	9,445,000 [a]	9,445,000
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Arbor Ridge Brookmeade Inc.) (LOC; M&T Bank)	0.46	8/7/09	8,500,000 [a]	8,500,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue, Refunding (Lutheran Center
at Poughkeepsie, Inc. Project) (LOC; Key Bank)	2.45	8/7/09	3,655,000 [a]	3,655,000
East Rochester Housing Authority, Housing Revenue (Park Ridge
Nursing Home, Inc. Project) (LOC; JPMorgan Chase Bank)	0.39	8/7/09	5,000,000 [a]	5,000,000
Eastchester Union Free School District, GO Notes, TAN	1.00	12/23/09	5,000,000	5,009,822
Erie County Industrial Development Agency, Civic Facility
Revenue (Heritage Center Project) (LOC; Key Bank)	2.90	8/7/09	1,760,000 [a]	1,760,000
Erie County Industrial Development Agency, Civic Facility Revenue
(YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	0.50	8/7/09	675,000 [a]	675,000
Erie County Industrial Development Agency, Civic Facility Revenue
(YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	0.50	8/7/09	3,535,000 [a]	3,535,000
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.60	8/7/09	3,100,000 [a]	3,100,000

The Funds 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Hempstead Industrial Development Agency, IDR
(FCD Lynbrook LLC Facility) (Liquidity Facility;
Goldman Sachs Group and LOC; Goldman Sachs Group)	0.37	8/7/09	6,350,000 [a,b]	6,350,000
Herkimer County Industrial Development Agency, IDR
(F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.50	8/7/09	1,950,000 [a]	1,950,000
Hudson Yards Infrastructure Corporation, Hudson Yards Senior
Revenue (LOC; Citibank NA and Liquidity Facility; Citibank NA)	0.65	8/7/09	52,200,000 [a,b]	52,200,000
Lancaster Industrial Development Agency, IDR (Sealing
Devices Inc. Project) (LOC; HSBC Bank USA)	0.60	8/7/09	2,335,000 [a]	2,335,000
Long Island Power Authority, CP (Long Island Lighting
Company) (LOC; JPMorgan Chase Bank)	0.48	12/3/09	29,300,000	29,300,000
Long Island Power Authority, CP (Long Island
Lighting Company) (LOC; State Street Bank and Trust Co.)	0.42	8/12/09	6,000,000	6,000,000
Long Island Power Authority, CP (Long Island Lighting
Company) (LOC; State Street Bank and Trust Co.)	0.37	9/9/09	14,000,000	14,000,000
Long Island Power Authority, Electric System General
Revenue (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	0.65	8/7/09	23,200,000 [a]	23,200,000
Long Island Power Authority, Electric System General Revenue
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	0.85	8/7/09	17,000,000 [a]	17,000,000
Long Island Power Authority, Electric System
Subordinated Revenue (LOC; Westdeutsche Landesbank)	0.33	8/1/09	31,700,000 [a]	31,700,000
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue,
Refunding (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	1.00	8/7/09	20,000,000 [a]	20,000,000
Metropolitan Transportation Authority, RAN	2.00	12/31/09	46,765,000	47,076,702
Metropolitan Transportation Authority, Transportation
Revenue (LOC; Fortis Bank)	0.36	8/7/09	25,000,000 [a]	25,000,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (DePaul Properties, Inc. Project) (LOC; Key Bank)	2.50	8/7/09	3,000,000 [a]	3,000,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Bank)	0.74	8/7/09	2,380,000 [a]	2,380,000
Monroe County Industrial Development Agency, IDR
(Chaney Enterprise) (LOC; M&T Bank)	0.61	8/7/09	2,250,000 [a]	2,250,000
Monroe County Industrial Development Agency, IDR
(Genesee Metal Stampings Inc. Facility) (LOC; HSBC Bank USA)	0.50	8/7/09	450,000 [a]	450,000
Monroe County Industrial Development Agency,
Revenue (HDF-RWC Project 1, LLC Robert
Weslayan College Project) (LOC; M&T Bank)	0.58	8/7/09	2,700,000 [a]	2,700,000
Nassau County Interim Finance Authority, Sales Tax
Secured Revenue (Liquidity Facility; Bank of America)	0.35	8/7/09	25,000,000 [a]	25,000,000
New Rochelle City School District, GO Notes, TAN	1.50	12/4/09	6,900,000 [d]	6,925,461
New York City, GO Notes (Liquidity Facility; Dexia Credit Locale)	0.50	8/1/09	7,000,000 [a]	7,000,000
New York City, GO Notes (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.80	8/1/09	20,000,000 [a]	20,000,000
New York City, GO Notes (LOC; Bank of America)	0.32	8/7/09	3,600,000 [a]	3,600,000
New York City, GO Notes (LOC; Bank of Nova Scotia)	0.30	8/7/09	6,785,000 [a]	6,785,000
New York City, GO Notes (LOC; Bayerische Landesbank)	0.30	8/1/09	4,850,000 [a]	4,850,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.25	8/7/09	3,100,000 [a]	3,100,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.30	8/7/09	4,800,000 [a]	4,800,000
New York City, GO Notes (LOC; Landesbank Baden-Wurttemberg)	0.32	8/7/09	6,265,000 [a]	6,265,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program Cobble Hill
Health Center, Inc.) (LOC; Bank of America)	0.28	8/7/09	6,000,000 [a]	6,000,000
New York City Housing Development Corporation, MFHR
(Liquidity Facility; Dexia Credit Locale)	0.40	8/1/09	10,000,000 [a]	10,000,000
New York City Housing Development Corporation, MFHR
(Liquidity Facility; JPMorgan Chase Bank)	0.35	8/7/09	17,100,000 [a]	17,100,000
New York City Housing Development Corporation,
MFMR (20 Exchange Place) (LOC;
Landesbank Hessen-Thuringen Girozentrale)	0.33	8/7/09	5,405,000 [a]	5,405,000
New York City Housing Development Corporation, MFMR
(Beekman Tower) (LOC; RBS Citizens NA)	1.50	8/7/09	20,345,000 [a]	20,345,000
New York City Housing Development Corporation,
Multi-Family Rental Housing Revenue (155 West 21st Street
Development) (Liquidity Facility; FNMA and LOC; FNMA)	0.28	8/7/09	10,000,000 [a]	10,000,000
New York City Housing Development Corporation, Residential
Revenue (Queens College Residences) (LOC; RBS Citizens NA)	2.40	8/7/09	7,000,000 [a]	7,000,000
New York City Industrial Development Agency, Civic Facility Revenue
(American Society for Technion Project) (LOC; Allied Irish Banks)	0.42	8/7/09	9,545,000 [a]	9,545,000
New York City Industrial Development Agency, Civic Facility Revenue
(Birch Wathen Lenox School Project) (LOC; Allied Irish Banks)	0.66	8/7/09	7,540,000 [a]	7,540,000
New York City Industrial Development Agency,
Civic Facility Revenue (Columbia Grammar and
Preparatory School Project) (LOC; Allied Irish Banks)	0.66	8/7/09	5,205,000 [a]	5,205,000
New York City Industrial Development Agency, Civic Facility Revenue
(French Institute-Alliance Francaise de New York Federation of
French Alliances in the United States Project) (LOC; M&T Bank)	0.66	8/7/09	1,865,000 [a]	1,865,000
New York City Industrial Development Agency,
Civic Facility Revenue (Jewish Community Center
on the Upper West Side, Inc. Project) (LOC; M&T Bank)	0.46	8/7/09	5,000,000 [a]	5,000,000
New York City Industrial Development Agency, Civic Facility Revenue
(New York Psychotherapy Project) (LOC; JPMorgan Chase Bank)	0.32	8/7/09	2,820,000 [a]	2,820,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Bank)	0.46	8/7/09	3,100,000 [a]	3,100,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services to
Families and Children Project) (LOC; Allied Irish Banks)	0.66	8/7/09	5,690,000 [a]	5,690,000
New York City Industrial Development Agency, Civic Facility Revenue
(The Allen-Stevenson School Project) (LOC; Allied Irish Banks)	0.66	8/7/09	2,960,000 [a]	2,960,000
New York City Industrial Development Agency, Civic Facility Revenue
(Village Community School Project) (LOC; M&T Bank)	0.66	8/7/09	2,400,000 [a]	2,400,000
New York City Municipal Water Finance Authority, CP (Liquidity
Facility: Bayerische Landesbank and Westdeutsche Landesbank)	0.50	8/3/09	7,000,000	7,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	0.32	8/7/09	2,095,000 [a,b]	2,095,000
New York City Transitional Finance Authority, Future Tax Secured
Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.23	8/7/09	4,800,000 [a]	4,800,000
New York City Transitional Finance Authority, Future Tax Secured
Revenue (Liquidity Facility; Landesbank Baden-Wurttemberg)	0.30	8/1/09	5,500,000 [a]	5,500,000

The Funds 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York City Transitional Finance Authority,
Future Tax Secured Revenue (Prerefunded)	6.00	8/15/09	6,000,000 [c]	6,072,837
New York Local Government Assistance Corporation, Revenue
(LOC: Bayerische Landesbank and Westdeutshe Landesbank)	0.40	8/7/09	23,000,000 [a]	23,000,000
New York Local Government Assistance Corporation, Revenue
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.25	8/7/09	3,900,000 [a]	3,900,000
New York State Dormitory Authority, Consolidated Fifth General
Resolution Revenue (City University System) (LOC; TD Bank)	0.25	8/7/09	6,000,000 [a]	6,000,000
New York State Dormitory Authority, Revenue
(Blythedale Children's Hospital) (LOC; TD Bank)	0.26	8/7/09	4,500,000 [a]	4,500,000
New York State Dormitory Authority, Revenue
(Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.26	8/7/09	2,470,000 [a]	2,470,000
New York State Dormitory Authority,
Revenue (Columbia University)	0.23	8/7/09	32,500,000 [a]	32,500,000
New York State Dormitory Authority, Revenue
(Cornell University) (Liquidity Facility; JPMorgan Chase Bank)	0.15	8/7/09	20,115,000 [a]	20,115,000
New York State Dormitory Authority, Revenue
(Long Island University) (LOC; RBS Citizens NA)	2.50	8/7/09	6,500,000 [a]	6,500,000
New York State Dormitory Authority, Revenue
(New York Law School) (LOC; TD Bank)	0.25	8/7/09	4,500,000 [a]	4,500,000
New York State Dormitory Authority, Revenue
(Park Ridge Hospital, Inc.) (LOC; JPMorgan Chase Bank)	0.39	8/7/09	18,600,000 [a]	18,600,000
New York State Dormitory Authority, Revenue
(Samaritan Medical Center) (LOC; HSBC Bank USA)	0.45	8/7/09	3,400,000 [a]	3,400,000
New York State Dormitory Authority, Revenue
(Samaritan Medical Center) (LOC; Key Bank)	2.50	8/7/09	8,000,000 [a]	8,000,000
New York State Dormitory Authority, Revenue
(The College of New Rochelle) (LOC; RBS Citizens NA)	2.40	8/7/09	4,000,000 [a]	4,000,000
New York State Dormitory Authority,
Revenue (The Rockefeller University)	0.15	8/7/09	8,300,000 [a]	8,300,000
New York State Dormitory Authority, Revenue
(Wagner College) (LOC; TD Bank)	0.25	8/7/09	4,000,000 [a]	4,000,000
New York State Dormitory Authority, State Personal
Income Tax Revenue (Education) (Liquidity Facility; Citibank NA)	0.38	8/7/09	7,095,000 [a,b]	7,095,000
New York State Housing Finance Agency, Housing Revenue
(20 River Terrace) (Liquidity Facility; FNMA and LOC; FNMA)	0.23	8/7/09	3,300,000 [a]	3,300,000
New York State Housing Finance Agency, Housing
Revenue (70 Battery Place) (LOC; FNMA)	0.37	8/7/09	20,600,000 [a]	20,600,000
New York State Housing Finance Agency, Housing Revenue
(300 East 39 Street) (Liquidity Facility; FNMA and LOC; FNMA)	0.28	8/7/09	4,800,000 [a]	4,800,000
New York State Housing Finance Agency, Housing Revenue
(316 Eleventh Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.28	8/7/09	10,500,000 [a]	10,500,000
New York State Housing Finance Agency, Housing
Revenue (350 West 37th Street) (LOC; Wachovia Bank)	0.44	8/7/09	9,000,000 [a]	9,000,000
New York State Housing Finance Agency, Housing
Revenue (Avalon Bowery Place II) (LOC; Bank of America)	0.52	8/7/09	12,000,000 [a]	12,000,000
New York State Housing Finance Agency,
Housing Revenue (Historic Front Street)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.32	8/7/09	24,300,000 [a]	24,300,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York State Housing Finance Agency,
Housing Revenue (Normandie Court I Project)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.31	8/7/09	4,750,000 [a]	4,750,000
New York State Housing Finance Agency, Housing Revenue
(North End Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.23	8/7/09	1,700,000 [a]	1,700,000
New York State Housing Finance Agency,
Revenue (Worth Street) (LOC; FNMA)	0.28	8/7/09	9,400,000 [a]	9,400,000
New York State Urban Development Corporation,
Service Contract Revenue, Refunding (Insured; Assured
Guaranty and Liquidity Facility; JPMorgan Chase Bank)	0.38	8/7/09	5,000,000 [a]	5,000,000
Newburgh Industrial Development Agency, Civic Facility
Revenue (Community Development Properties
Dubois Street II, Inc. Project) (LOC; Key Bank)	2.45	8/7/09	3,300,000 [a]	3,300,000
Niagara County Industrial Development Agency, Civic Facility Revenue
(Niagara University Project) (Liquidity Facility; HSBC Bank USA)	0.26	8/7/09	5,000,000 [a]	5,000,000
Onondaga County Industrial Development Agency, IDR (General Super
Plating Company, Inc. Project) (LOC; Citizens Bank of Pennsylvania)	3.50	8/7/09	1,950,000 [a]	1,950,000
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Bank)	0.56	8/7/09	2,380,000 [a]	2,380,000
Ontario County Industrial Development Agency, Civic Facility Revenue
(CHF-Finger Lakes, L.L.C. Civic Facility) (LOC; RBS Citizens NA)	2.40	8/7/09	4,000,000 [a]	4,000,000
Ontario County Industrial Development Agency,
Civic Facility Revenue (Friends of the Finger Lakes
Performing Arts Center, Inc. Civic Facility) (LOC; RBS Citizens NA)	3.25	8/7/09	6,565,000 [a]	6,565,000
Ontario County Industrial Development Agency, IDR (Dixit Enterprises/
Newtex Industries, Inc. Facility) (LOC; HSBC Bank USA)	0.50	8/7/09	2,670,000 [a]	2,670,000
Orange County Industrial Development Agency, Civic Facility
Revenue (Saint Luke's Cornwall Hospital Project) (LOC; Key Bank)	2.45	8/7/09	3,800,000 [a]	3,800,000
Otsego County Industrial Development Agency, Civic Facility
Revenue (Templeton Foundation Project) (LOC; Key Bank)	2.70	8/7/09	3,050,000 [a]	3,050,000
Port Authority of New York and New Jersey, CP
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.50	8/6/09	13,110,000	13,110,000
Port Authority of New York and New Jersey, Equipment Notes	0.47	8/7/09	10,500,000 [a]	10,500,000
Port Authority of New York and New Jersey,
Special Obligation Revenue (Versatile Structure
Obligations) (Liquidity Facility; Bank of Nova Scotia)	0.33	8/1/09	5,000,000 [a]	5,000,000
Putnam County Industrial Development Agency,
Civic Facility Revenue (United Cerebral Palsy of Putnam
and Southern Dutchess Project) (LOC; Commerce Bank NA)	0.27	8/7/09	3,700,000 [a]	3,700,000
Rensselaer Industrial Development Agency, Senior Housing
Revenue (Brunswick Senior Housing Project) (LOC; FHLB)	0.43	8/1/09	3,290,000 [a]	3,290,000
Rockland County Industrial Development Agency,
Civic Facility Revenue (Rockland Jewish
Community Center Project) (LOC; Wachovia Bank)	0.31	8/7/09	6,245,000 [a]	6,245,000
Saint Lawrence County Industrial Development Agency,
Civic Facility Revenue, Refunding (Claxton-Hepburn
Medical Center Project) (LOC; Key Bank)	2.45	8/7/09	3,600,000 [a]	3,600,000
Schenectady Industrial Development Agency, Civic Facility
Revenue (Union Graduate College Project) (LOC; M&T Bank)	0.46	8/7/09	5,660,000 [a]	5,660,000

The Funds 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Stillwater Central School District, GO Notes, BAN	2.75	9/24/09	4,000,000	4,003,474
Suffolk County Industrial Development Agency, IDR
(Wolf Family LLC/Contract Pharmacal Corporation
Facility) (LOC; HSBC Bank USA)	0.60	8/7/09	4,080,000 [a]	4,080,000
Syracuse Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties-Larned Project) (LOC; M&T Bank)	0.58	8/7/09	2,780,000 [a]	2,780,000
Syracuse Industrial Development Agency, Civic Facility
Revenue (Crouse Health Hospital, Inc. Project) (LOC; Key Bank)	2.45	8/7/09	3,305,000 [a]	3,305,000
Syracuse Industrial Development Agency, Civic Facility
Revenue (Crouse Health Hospital, Inc. Project) (LOC; Key Bank)	2.45	8/7/09	5,000,000 [a]	5,000,000
Syracuse Industrial Development Agency, Housing Revenue
(Masonic Lofts LLC Project) (LOC; Key Bank)	3.00	8/7/09	4,050,000 [a]	4,050,000
Tompkins County Industrial Development Agency, Civic Facility
Revenue (Cornell University Project) (LOC; JPMorgan Chase Bank)	0.15	8/7/09	13,165,000 [a]	13,165,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Bank)	0.56	8/7/09	1,385,000 [a]	1,385,000
Wells Fargo Stage Trust (Metropolitan Transportation
Authority, Dedicated Tax Fund Revenue) (Liquidity
Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.33	8/7/09	17,890,000 [a,b]	17,890,000
Westchester County Health Care Corporation, CP
(Liquidity Facility; Landesbank Hessen-Thuringen
Girozentrale and LOC; Westchester County)	1.70	8/3/09	10,000,000	10,000,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School Civic
Facility) (LOC; Allied Irish Banks)	0.66	8/7/09	15,680,000 [a]	15,680,000
Westchester County Industrial Development Agency, Civic Facility
Revenue (The Rye YMCA Project) (LOC; Allied Irish Banks)	0.66	8/7/09	2,250,000 [a]	2,250,000
Yonkers Industrial Development Agency, MFHR (Main Street
LoftsYonkers LLC Project) (LOC; M&T Bank)	0.56	8/7/09	30,000,000 [a]	30,000,000
Yonkers Industrial Development Agency, Revenue
(Merlots Program) (11-23 Saint Casimir Avenue, LP
Project) (Liquidity Facility; Wachovia Bank and LOC; GNMA)	0.43	8/7/09	4,215,000 [a,b]	4,215,000

Total Investments (cost $1,101,983,270)			96.4%	1,101,983,270

Cash and Receivables (Net)			3.6%	41,218,617

Net Assets			100.0%	1,143,201,887

See footnotes on page 66
See notes to financial statements.

STATEMENT OF INVESTMENTS July 31, 2009 (Unaudited)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments 100.6%
Alabama .3%
Chatom Industrial Development Board, Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative Projects) (Liquidity Facility;
National Rural Utilities Cooperative Finance Corporation and LOC;
National Rural Utilities Cooperative Finance Corporration)	2.85	11/16/09	18,000,000	18,000,000
Chatom Industrial Development Board, PCR, Refunding
(Alabama Electric Cooperative, Inc. Project) (Liquidity Facility;
National Rural Utilities Cooperative Finance Corporation)	2.65	12/1/09	5,000,000	5,000,000
Arizona 2.9%
Arizona Health Facilities Authority, HR (Phoenix Children's Hospital)
(Liquidity Facility; BNP Paribas and LOC; BNP Paribas)	0.57	8/7/09	12,455,000 [a,b]	12,455,000
Arizona Health Facilities Authority, HR (Phoenix Children's Hospital)
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	1.37	8/7/09	9,620,000 [a,b]	9,620,000
Arizona Health Facilities Authority, HR (Phoenix Children's Hospital)
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	1.42	8/7/09	10,000,000 [a,b]	10,000,000
Arizona Health Facilities Authority, Revenue
(La Loma Village) (LOC; Citibank NA)	0.44	8/7/09	18,300,000 [a]	18,300,000
Phoenix Improvement Corporation, Wastewater System
Revenue, CP (LOC; Bank of America)	0.40	9/14/09	14,000,000	14,000,000
Salt River Project Agricultural Improvement and Power District, CP
(Salt River Project) (Liquidity Facility: Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells Fargo Bank)	0.57	9/16/09	36,600,000	36,600,000
Salt River Project Agricultural Improvement and Power District, CP
(Salt River Project) (Liquidity Facility: Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells Fargo Bank)	0.57	9/17/09	31,000,000	31,000,000
Salt River Project Agricultural Improvement and Power District, CP
(Salt River Project) (Liquidity Facility: Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells Fargo Bank)	0.57	9/18/09	19,600,000	19,600,000
Salt River Project Agricultural Improvement and Power District, CP
(Salt River Project) (Liquidity Facility: Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells Fargo Bank)	0.45	9/21/09	25,000,000	25,000,000
Salt River Project Agricultural Improvement and Power District, CP
(Salt River Project) (Liquidity Facility: Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells Fargo Bank)	0.60	10/14/09	12,900,000	12,900,000
California 4.0%
California Health Facilities Financing Authority,
Revenue (Kaiser Permanente)	0.24	8/7/09	105,000,000 [a]	105,000,000
California Statewide Communities Development Authority,
Revenue (Kaiser Permanente)	0.25	8/7/09	50,300,000 [a]	50,300,000
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	12/10/09	10,000,000	10,000,000
Metropolitan Water District of Southern California,
Water Revenue (Liquidity Facility; Bank of America)	0.30	8/7/09	49,000,000 [a]	49,000,000
Southern California Public Power Authority, Transmission Project
Revenue, Refunding (Southern Transmission Project)
(Insured; FSA and Liquidity Facility; Westdeutsche Landesbank)	1.00	8/7/09	50,000,000 [a]	50,000,000

The Funds 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Colorado 1.4%
Colorado Educational and Cultural Facilities Authority, Revenue
(The Nature Conservancy Project) (Liquidity Facility; Bank of America)	0.40	8/7/09	21,200,000 [a]	21,200,000
Denver Urban Renewal Authority, Stapleton Senior
Tax Increment Revenue (LOC; U.S. Bank NA)	0.33	8/7/09	10,000,000 [a]	10,000,000
Mountain Village Housing Authority, Housing Facilities Revenue
(Village Court Apartments Project) (LOC; U.S. Bank NA)	0.41	8/7/09	6,500,000 [a]	6,500,000
RBC Municipal Products Inc. Trust (Meridian Village Metropolitan
District Number One, Improvement Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.46	8/7/09	17,600,000 [a,b]	17,600,000
Southern Ute Indian Tribe of the Southern Ute
Indian Reservation, Revenue	0.23	8/7/09	26,000,000 [a]	26,000,000
Southglenn Metropolitan District, Special Revenue (LOC; BNP Paribas)	0.41	8/7/09	8,000,000 [a]	8,000,000
Connecticut .3%
Connecticut Health and Educational Facilities Authority, Revenue
(Westminster School Issue) (LOC; Bank of America)	0.51	8/7/09	4,060,000 [a]	4,060,000
Connecticut Health and Educational Facilities Authority, Revenue
(Yale University Issue) (Liquidity Facility; Citibank NA)	0.37	8/7/09	4,350,000 [a,b]	4,350,000
New Haven, GO Notes, BAN	1.25	2/15/10	9,000,000	9,018,175
Delaware .4%
Delaware Economic Development Authority, MFHR
(School House Project) (LOC; HSBC Bank USA)	0.50	8/7/09	12,300,000 [a]	12,300,000
Delaware Economic Development Authority, Revenue
(Connections CSP Project) (LOC; PNC Bank NA)	0.35	8/7/09	6,790,000 [a]	6,790,000
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.33	8/7/09	8,325,000 [a]	8,325,000
District of Columbia 2.8%
Anacostia Waterfront Corporation, PILOT Revenue (Merlots Program)
(Liquidity Facility; Wachovia Bank and LOC; Wachovia Bank)	0.33	8/7/09	73,885,000 [a,b]	73,885,000
District of Columbia, Multimodal GO (LOC; JPMorgan Chase Bank)	0.28	8/7/09	18,630,000 [a]	18,630,000
District of Columbia, Revenue (The Washington Center for Internships
and Academic Seminars Issue) (LOC; Branch Banking and Trust Co.)	0.37	8/7/09	4,000,000 [a]	4,000,000
District of Columbia, Revenue, CP
(National Academy of Sciences) (LOC; Bank of America)	0.45	8/12/09	40,000,000	40,000,000
District of Columbia, Revenue, CP
(National Academy of Sciences) (LOC; Bank of America)	0.50	9/17/09	18,500,000	18,500,000
Metropolitan Washington Airports Authority, Airport System
Revenue (Liquidity Facility; Landesbank Baden-Wurttemberg)	2.50	8/7/09	26,000,000 [a]	26,000,000
Florida 6.1%
Broward County Educational Facilities Authority,
Educational Facilities Revenue (Nova Southeastern
University Project) (LOC; Bank of America)	0.33	8/1/09	7,120,000 [a]	7,120,000
Broward County Educational Facilities Authority,
Educational Facilities Revenue (Nova Southeastern
University Project) (LOC; Bank of America)	0.34	8/7/09	7,725,000 [a]	7,725,000
Broward County Health Facilities Authority, Revenue, Refunding
(John Knox Village of Florida, Inc. Project) (LOC; Wachovia Bank)	0.35	8/7/09	31,165,000 [a]	31,165,000
Cape Coral, CP (LOC; Bank of America)	0.45	8/17/09	15,569,000	15,569,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Florida (continued)
Capital Trust Agency, MFHR (Brittany Bay Apartments Waterman's
Crossing) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.52	8/7/09	23,350,000 [a,b]	23,350,000
Collier County Health Facilities Authority, Health Facility Revenue
(The Moorings, Inc. Project) (LOC; Wachovia Bank)	0.35	8/7/09	34,820,000 [a]	34,820,000
Collier County Health Facilities Authority, Revenue, CP
(Cleveland Clinic Health System)	0.40	8/12/09	41,905,000	41,905,000
Escambia County, SWDR (Gulf Power Company Project)	0.40	8/1/09	3,150,000 [a]	3,150,000
Escambia County Health Facilities Authority, Healthcare
Facilities Revenue, Refunding (Azalea Trace, Inc.
Obligated Group) (LOC; Bank of America)	0.43	8/1/09	13,395,000 [a]	13,395,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wachovia Bank)	0.35	9/10/09	30,000,000	30,000,000
Highlands County Health Facilities Authority, HR
(Adventist Health System/Sunbelt Obligated Group)	0.40	8/7/09	31,500,000 [a]	31,500,000
Jacksonville, Transportation Revenue (LOC; Wachovia Bank)	0.34	8/7/09	11,000,000 [a]	11,000,000
Jacksonville Health Facilities Authority, HR (Baptist Medical
Center Project) (LOC; Branch Banking and Trust Co.)	0.32	8/7/09	5,825,000 [a]	5,825,000
JEA, Electric System Revenue (Liquidity Facility; Bank of America)	0.32	8/7/09	27,400,000 [a]	27,400,000
JEA, Electric System Revenue (Liquidity Facility;
State Street Bank and Trust Co.)	0.25	8/7/09	9,900,000 [a]	9,900,000
JEA, Water and Sewer System Subordinated Revenue
(Liquidity Facility; State Street Corporation)	0.25	8/7/09	9,800,000 [a]	9,800,000
Miami-Dade County Educational Facilities Authority, Revenue (Florida
International University Foundation Project) (LOC; SunTrust Bank)	1.85	8/7/09	200,000 [a]	200,000
Orange County Health Facilities Authority, Revenue (Presbyterian
Retirement Communities Project) (LOC; Branch Banking and Trust Co.)	0.32	8/7/09	7,715,000 [a]	7,715,000
Port Orange, Revenue (Palmer College of
Chiropractic Florida Project) (LOC; ABN-AMRO)	0.40	8/7/09	4,075,000 [a]	4,075,000
Tohopekaliga Water Authority, Utility System Revenue
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.38	8/7/09	32,050,000 [a]	32,050,000
University of South Florida Financing Corporation, COP
(University of South Florida Financing Corporation
Master Lease Program) (LOC; Wachovia Bank)	0.35	8/7/09	34,175,000 [a]	34,175,000
Volusia County Industrial Development Authority,
Revenue, Refunding (Retirement Housing Foundation
Obligated Group Bishop's Glen) (LOC; KBC Bank)	0.35	8/7/09	12,690,000 [a]	12,690,000
Wells Fargo Stage Trust (Saint Petersburg Health
Facilities Authority, Health Facilities Revenue, Refunding
(All Children's Hospital, Obligated Group)) (Liquidity Facility;
Wells Fargo Bank and LOC; Wells Fargo Bank)	0.33	8/7/09	7,765,000 [a,b]	7,765,000
Georgia 4.2%
Burke County Development Authority, PCR
(Georgia Power Company Plant Vogtle Project)	0.32	8/1/09	26,000,000 [a]	26,000,000
Fulton County, General Fund TAN	1.00	12/31/09	75,000,000	75,212,921
Fulton County Development Authority, Educational
Facilities Revenue (Catholic Education of North
Georgia, Inc. Project) (LOC; Wachovia Bank)	0.39	8/7/09	14,405,000 [a]	14,405,000

The Funds 45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Georgia (continued)
Fulton County Development Authority, Revenue
(Children's Healthcare of Atlanta, Inc. Project)
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.34	8/7/09	13,900,000 [a]	13,900,000
Fulton County Housing Authority, MFHR
(Liquidity Facility; FHLMC and LOC; FHLMC)	0.52	8/7/09	25,365,000 [a,b]	25,365,000
Gainesville and Hall County Development Authority, Senior Living Facility
Revenue (Lanier Village Estates, Inc. Project) (LOC; Bank of America)	0.43	8/1/09	3,000,000 [a]	3,000,000
Georgia, GO Notes (Liquidity Facility; Dexia Credit Locale)	0.34	8/7/09	45,483,000 [a]	45,483,000
Glynn-Brunswick Memorial Hospital Authority, RAC (Southeast Georgia
Health System Project) (LOC; Branch Banking and Trust Co.)	0.32	8/7/09	11,690,000 [a]	11,690,000
Metropolitan Atlanta Rapid Transit Authority,
Sales Tax Revenue, CP (Liquidity Facility; Dexia Credit Locale)	1.10	8/4/09	20,000,000	20,000,000
Metropolitan Atlanta Rapid Transit Authority,
Sales Tax Revenue, CP (LOC; Dexia Credit Locale)	1.10	8/4/09	15,000,000	15,000,000
Monroe County Development Authority, PCR
(Georgia Power Company Plant Scherer Project)	0.35	8/1/09	4,000,000 [a]	4,000,000
Private Colleges and Universities Authority, CP
(Emory University Project)	0.60	8/6/09	16,296,000	16,296,000
Valdosta and Lowndes County Hospital Authority, Revenue
Certificates (South Georgia Medical Center Project)
(LOC; Branch Banking and Trust Co.)	0.37	8/7/09	2,800,000 [a]	2,800,000
Idaho .6%
Idaho Health Facilities Authority, Health Care Facilities
Revenue (Aces-Pooled Financing Program) (LOC; U.S. Bank NA)	0.38	8/7/09	2,250,000 [a]	2,250,000
Idaho Health Facilities Authority, Revenue
(Saint Luke's Regional Medical Center Project)
(Insured; FSA and Liquidity Facility; Bank of Montreal)	0.41	8/1/09	40,120,000 [a]	40,120,000
Illinois 4.6%
Channahon, Revenue, Refunding (Morris Hospital) (LOC; U.S. Bank NA)	0.33	8/7/09	3,695,000 [a]	3,695,000
Chicago O'Hare International Airport, Revenue
(Insured; Assured Guaranty and Liquidity Facility; Citibank NA)	0.51	8/7/09	5,470,000 [a,b]	5,470,000
Illinois Development Finance Authority, Revenue (Evanston
Northwestern Healthcare Corporation) (LOC; Bank One)	0.28	8/7/09	36,800,000 [a]	36,800,000
Illinois Educational Facilities Authority, Revenue, CP
(Field Museum of Natural History) (LOC; Bank of America)	0.40	9/3/09	20,000,000	20,000,000
Illinois Educational Facilities Authority, Revenue, CP
(Pooled Finance Program)	0.35	9/15/09	10,350,000	10,350,000
Illinois Educational Facilities Authority, Revenue, CP
(Pooled Finance Program) (LOC; Northern Trust Company)	0.35	10/15/09	81,200,000	81,200,000
Illinois Finance Authority, Revenue
(OSF Healthcare System) (LOC; National City Bank)	0.28	8/7/09	7,100,000 [a]	7,100,000
Illinois Finance Authority, Revenue
(Riverside Health System) (LOC; JPMorgan Chase Bank)	0.40	8/7/09	5,545,000 [a]	5,545,000
Illinois Finance Authority, Revenue, CP
(Loyola University) (LOC; JPMorgan Chase Bank)	0.40	10/14/09	20,000,000	20,000,000
Illinois Finance Authority, Revenue, Refunding
(Fairview Obligated Group) (LOC; ABN-AMRO)	0.35	8/7/09	21,795,000 [a]	21,795,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Illinois (continued)
Illinois Health Facilities Authority, Revenue
(Revolving Fund Pooled Financing Program)
(Insured; FSA and Liquidity Facility; Barclays Bank PLC)	0.38	8/7/09	8,950,000 [a]	8,950,000
Illinois Housing Development Authority, Homeowner Mortgage Revenue	1.85	8/1/09	4,480,000	4,480,000
Illinois Toll Highway Authority, Toll Highway Senior Priority
Revenue (Liquidity Facility; Dexia Credit Locale)	0.40	8/7/09	50,000,000 [a]	50,000,000
Illinois Toll Highway Authority, Toll Highway Senior Revenue,
Refunding (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	0.62	8/7/09	23,000,000 [a]	23,000,000
Lake County, MFHR (Whispering Oaks Apartments Project) (LOC; FHLMC)	0.40	8/7/09	3,250,000 [a]	3,250,000
Indiana 3.2%
Indiana Bond Bank, Midyear Funding Program Notes
(Liquidity Facility; JPMorgan Chase Bank)	2.00	1/6/10	40,000,000	40,248,587
Indiana Educational Facilities Authority, Revenue
(Martin University Project) (LOC; Key Bank)	2.60	8/7/09	2,790,000 [a]	2,790,000
Indiana Finance Authority, Environmental Revenue, Refunding
(Duke Energy Indiana, Inc. Project) (LOC; Bank of America)	0.33	8/1/09	52,500,000 [a]	52,500,000
Indiana Finance Authority, Health System Revenue,
Refunding (Sisters of Saint Francis Health Services, Inc.
Obligated Group) (LOC; JPMorgan Chase Bank)	0.29	8/7/09	10,900,000 [a]	10,900,000
Indiana Finance Authority, HR (Community Health
Network Project) (LOC; Bank of America)	0.42	8/7/09	15,000,000 [a]	15,000,000
Indiana Finance Authority, Revenue,
Refunding (Trinity Health Credit Group)	0.25	8/7/09	14,700,000 [a]	14,700,000
Indiana Health and Educational Facility Financing
Authority, Revenue (Ascension Health Senior
Credit Group) (Liquidity Facility; Citibank NA)	0.39	8/7/09	59,000,000 [a,b]	59,000,000
Indianapolis Local Public Improvement Bond Bank, Notes	0.45	8/31/09	16,500,000	16,500,000
Kentucky .7%
Fort Mitchell, Kentucky League of Cities Funding Trust, LR
(Trust Lease Program) (LOC; U.S. Bank NA)	0.30	8/7/09	6,845,000 [a]	6,845,000
Kentucky Property and Buildings Commission, Revenue,
Refunding (Project Number 84) (Liquidity Facility;
Dexia Credit Locale and LOC; Dexia Credit Locale)	1.42	8/7/09	16,440,000 [a,b]	16,440,000
Madisonville, HR (Trover Clinic Foundation, Inc.) (Insured; Assured
Guaranty and Liquidity Facility; JPMorgan Chase Bank)	0.44	8/7/09	6,695,000 [a]	6,695,000
Richmond, Lease Program Revenue (Kentucky League of
Cities Funding Trust) (LOC; U.S. Bank NA)	0.30	8/7/09	2,000,000 [a]	2,000,000
Trimble County, Lease Program Revenue (Kentucky
Association of Counties Leasing Trust) (LOC; U.S. Bank NA)	0.33	8/1/09	5,000 [a]	5,000
Warren County, HR, Refunding (Bowling Green-Warren County
Community Hospital Corporation Project) (Insured; Assured
Guaranty and Liquidity Facility; Branch Banking and Trust Co.)	0.36	8/7/09	16,705,000 [a]	16,705,000
Louisiana 1.7%
Louisiana, GO Notes, Refunding (LOC; BNP Paribas)	0.28	8/7/09	23,200,000 [a]	23,200,000
Louisiana Local Government Environmental Facilities and Community
Development Authority, Healthcare Facilities Revenue, Refunding
(Saint James Place of Baton Rouge Project) (LOC; ABN-AMRO)	0.44	8/7/09	11,520,000 [a]	11,520,000

The Funds 47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Louisiana (continued)
Louisiana Municipal Natural Gas Purchasing and Distribution Authority,
Revenue (Putters Program) (Gas Project Number 1) (Liquidity
Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.41	8/7/09	23,914,000 [a,b]	23,914,000
Louisiana Public Facilities Authority, HR (Touro Infirmary Project)
(Liquidity Facility; Merrill Lynch Bank and LOC; Merrill Lynch)	1.42	8/7/09	34,045,000 [a,b]	34,045,000
Tangipahoa Parish Hospital Service District Number 1, HR
(North Oaks Medical Center Project) (LOC; Allied Irish Banks)	0.45	8/7/09	18,500,000 [a]	18,500,000
Maryland 3.3%
Baltimore County, GO Notes, Refunding (Pension Funding)	3.00	8/1/09	7,255,000	7,255,000
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Bank)	0.44	8/7/09	3,800,000 [a]	3,800,000
Frederick County, Revenue (Homewood, Inc. Facility) (LOC; M&T Bank)	0.37	8/7/09	13,600,000 [a]	13,600,000
Frederick County, Revenue, Refunding (Manekin-Frederick
Associates Facility) (LOC; M&T Bank)	0.53	8/7/09	2,395,000 [a]	2,395,000
Maryland Economic Development Corporation,
Revenue (Easter Seals Facility) (LOC; M&T Bank)	0.46	8/7/09	6,900,000 [a]	6,900,000
Maryland Economic Development Corporation, Revenue
(Legal Aid Bureau, Inc. Facility) (LOC; M&T Bank)	0.48	8/7/09	2,100,000 [a]	2,100,000
Maryland Health and Higher Educational Facilities Authority,
Pooled Loan Program Revenue (LOC; Bank of America)	0.37	8/7/09	24,201,000 [a]	24,201,000
Maryland Health and Higher Educational Facilities Authority, Revenue
(Dematha Catholic High School) (LOC; Branch Banking and Trust Co.)	0.37	8/7/09	9,865,000 [a]	9,865,000
Maryland Health and Higher Educational Facilities Authority,
Revenue (Pooled Loan Program Issue) (LOC; Bank One NA)	0.28	8/7/09	28,100,000 [a]	28,100,000
Maryland Health and Higher Educational Facilities Authority, Revenue
(University of Maryland Medical System Issue) (LOC; PNC Bank NA)	0.35	8/7/09	5,000,000 [a]	5,000,000
Maryland Health and Higher Educational Facilities
Authority, Revenue (Upper Chesapeake Hospitals Issue)
(LOC; Branch Banking and Trust Co.)	0.35	8/7/09	5,800,000 [a]	5,800,000
Maryland Health and Higher Educational Facilities Authority, Revenue,
CP (Johns Hopkins Health System) (Liquidity Facility; Bank of America)	0.50	8/25/09	39,045,000	39,045,000
Maryland Health and Higher Educational Facilities Authority, Revenue, CP
(Johns Hopkins Health System) (Liquidity Facility; Wachovia Bank)	0.40	12/7/09	21,940,000	21,940,000
Maryland Health and Higher Educational Facility Authority, Revenue,
Refunding (Adventist HealthCare Issue) (LOC; M&T Bank)	0.45	8/7/09	23,425,000 [a]	23,425,000
Montgomery County, EDR (Riderwood
Village, Inc. Project) (LOC; M&T Bank)	0.45	8/7/09	21,775,000 [a]	21,775,000
Massachusetts 4.7%
Massachusetts, GO Notes, Refunding (Liquidity Facility; Citibank NA)	0.37	8/7/09	92,675,000 [a]	92,675,000
Massachusetts, GO Notes, Refunding
(Liquidity Facility; JPMorgan Chase Bank)	0.35	8/7/09	65,900,000 [a]	65,900,000
Massachusetts, GO Notes, Refunding (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.30	8/7/09	20,000,000 [a]	20,000,000
Massachusetts Development Finance Agency, First Mortgage
Revenue (Brookhaven at Lexington Project) (LOC; Bank of America)	0.33	8/7/09	5,045,000 [a]	5,045,000
Massachusetts Development Finance Agency, Revenue
(Brooksby Village, Inc. Project) (LOC; ABN-AMRO)	0.35	8/7/09	5,000,000 [a]	5,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
(ISO New England Inc. Issue) (LOC; Key Bank)	2.50	8/7/09	11,845,000 [a]	11,845,000
Massachusetts Development Finance Agency, Revenue
(Suffolk University Issue) (Insured; Assured Guaranty
and Liquidity Facility; JPMorgan Chase Bank)	0.37	8/7/09	10,690,000 [a]	10,690,000
Massachusetts Development Finance Agency, Revenue,
Refunding (Wentworth Institute of Technology Issue)
(LOC; JPMorgan Chase Bank)	0.34	8/7/09	19,600,000 [a]	19,600,000
Massachusetts Development Finance Agency, Revenue,
Refunding (Wentworth Institute of Technology Issue)
(LOC; JPMorgan Chase Bank)	0.34	8/7/09	14,340,000 [a]	14,340,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Cape Cod Healthcare Obligated Group Issue)
(Insured; Assured Guaranty and Liquidity Facility; Bank of America)	0.45	8/7/09	4,900,000 [a]	4,900,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	0.23	8/7/09	13,000,000 [a]	13,000,000
Massachusetts Health and Educational Facilities Authority, Revenue
(Partners HealthCare System, Capital Asset Program Issue)
(Liquidity Facility; JPMorgan Chase Bank)	0.25	8/7/09	27,500,000 [a]	27,500,000
Massachusetts Health and Educational Facilities Authority,
Revenue, CP (Partners Healthcare System)	0.30	8/5/09	9,000,000	9,000,000
Massachusetts Health and Educational Facilities Authority,
Revenue, CP (Partners Healthcare System)	0.23	8/10/09	9,000,000	9,000,000
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.25	8/1/09	3,000,000	3,000,000
Michigan 5.4%
Board of Trustees of the Michigan State University, CP	0.25	8/5/09	12,500,000	12,500,000
Board of Trustees of the Michigan State University, CP	0.25	8/5/09	12,500,000	12,500,000
Board of Trustees of the Michigan State University, CP	0.30	10/19/09	15,000,000	15,000,000
Board of Trustees of the Michigan State University, CP	0.30	10/19/09	14,000,000	14,000,000
Board of Trustees of the Michigan State University,
General Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.23	8/7/09	16,805,000 [a]	16,805,000
Jackson County Hospital Finance Authority, HR
(W.A. Foote Memorial Hospital) (Insured; Assured
Guaranty and Liquidity Facility; JPMorgan Chase Bank)	0.37	8/7/09	14,600,000 [a]	14,600,000
Jackson County Hospital Finance Authority, HR, Refunding
(W.A. Foote Memorial Hospital) (Insured; Assured
Guaranty and Liquidity Facility; Comerica Bank)	0.55	8/7/09	8,000,000 [a]	8,000,000
Michigan Building Authority, Multi-Modal Revenue
(Facilities Program) (LOC; JPMorgan Chase Bank)	0.28	8/7/09	34,800,000 [a]	34,800,000
Michigan Higher Education Facilities Authority, Revenue,
Refunding (Walsh College Project) (LOC; Commerce Bank)	0.60	8/7/09	8,135,000 [a]	8,135,000
Michigan Hospital Finance Authority, Revenue
(Ascension Health Senior Credit Group)	0.32	8/7/09	11,000,000 [a]	11,000,000
Michigan Hospital Finance Authority,
Revenue (Trinity Health Credit Group)	0.25	8/7/09	8,400,000 [a]	8,400,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.30	8/5/09	40,000,000	40,000,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.60	8/11/09	25,000,000	25,000,000

The Funds 49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Michigan (continued)
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.37	8/5/09	20,000,000	20,000,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.30	10/19/09	40,000,000	40,000,000
Michigan Housing Development Authority, Rental Housing Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.45	8/7/09	18,195,000 [a]	18,195,000
University of Michigan, CP	0.33	8/24/09	28,525,000	28,525,000
University of Michigan, CP	0.35	9/1/09	12,880,000	12,880,000
University of Michigan, CP	0.35	9/10/09	6,930,000	6,930,000
Waterford Township Economic Development
Corporation, LOR, Refunding (Canterbury
Health Care, Inc. Project) (LOC; KBC Bank)	0.44	8/7/09	10,435,000 [a]	10,435,000
Minnesota 2.1%
Minneapolis, GO Notes (Various Purpose)	2.00	12/1/09	12,990,000	13,060,762
Rochester, Health Care Facilities Revenue, CP (Mayo Foundation)	0.45	8/6/09	6,000,000	6,000,000
Rochester, Health Care Facilities Revenue, CP (Mayo Foundation)	0.35	9/9/09	9,000,000	9,000,000
Saint Cloud, Health Care Revenue (CentraCare
Health System Project) (Insured; Assured Guaranty
and Liquidity Facility; Bank of Nova Scotia)	0.38	8/7/09	5,300,000 [a]	5,300,000
Saint Cloud, Health Care Revenue (CentraCare Health
System Project) (Insured; Assured Guaranty and
Liquidity Facility; Royal Bank of Canada)	0.35	8/7/09	5,000,000 [a]	5,000,000
University of Minnesota, CP	0.25	8/5/09	9,075,000	9,075,000
University of Minnesota, CP	0.30	10/2/09	23,000,000	23,000,000
University of Minnesota, CP	0.40	10/6/09	18,000,000	18,000,000
University of Minnesota, CP	0.30	10/13/09	10,000,000	10,000,000
University of Minnesota, CP	0.30	10/19/09	3,000,000	3,000,000
University of Minnesota, CP	0.30	10/19/09	3,000,000	3,000,000
University of Minnesota, CP	0.30	10/19/09	19,812,000	19,812,000
University of Minnesota Regents, GO
(Liquidity Facility; U.S. Bank NA)	0.25	8/7/09	12,500,000 [a]	12,500,000
Mississippi .6%
Mississippi, GO Notes	5.00	11/1/09	5,580,000	5,643,947
Mississippi, GO Notes (Capital Improvements)
(Liquidity Facility; Dexia Credit Locale)	0.45	8/7/09	33,745,000 [a]	33,745,000
Missouri 1.0%
Kansas City Industrial Development Authority, Revenue (Kansas City
Downtown Redevelopment District) (LOC; JPMorgan Chase Bank)	0.38	8/7/09	25,800,000 [a]	25,800,000
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (Lutheran Senior Services) (LOC; U.S. Bank NA)	0.35	8/7/09	9,000,000 [a]	9,000,000
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (SSM Health Care)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	0.45	8/1/09	6,105,000 [a]	6,105,000
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (SSM Health Care) (Liquidity Facility; U.S. Bank NA)	0.25	8/7/09	8,500,000 [a]	8,500,000
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (The Children's Mercy Hospital) (LOC; UBS AG)	0.38	8/7/09	7,300,000 [a]	7,300,000
Saint Joseph Industrial Development Authority, Health Facilities
Revenue (Heartland Regional Medical Center) (LOC; U.S. Bank NA)	0.22	8/7/09	6,000,000 [a]	6,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Nebraska .5%
Lancaster County Hospital Authority Number 1, HR, Refunding
(BryanLGH Medical Center) (LOC; U.S. Bank NA)	0.38	8/7/09	24,820,000 [a]	24,820,000
Omaha Public Power District, Electric Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.42	8/12/09	5,500,000	5,500,000
Nevada 1.8%
Austin Trust (Clark County, GO Bond Bank Bonds)
(Liquidity Facility; Bank of America)	0.36	8/7/09	9,770,000 [a,b]	9,770,000
Las Vegas Convention and Visitors Authority, Revenue, CP (LOC: Bank
of Nova Scotia, Fortis Bank and State Street Bank and Trust Co.)	0.80	8/25/09	33,000,000	33,000,000
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.35	8/25/09	10,000,000	10,000,000
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.40	9/1/09	20,000,000	20,000,000
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.45	10/15/09	20,000,000	20,000,000
Las Vegas Valley Water District, CP (LOC; BNP Paribas)	0.25	9/8/09	15,000,000	15,000,000
Reno, Capital Improvement Revenue, Refunding (LOC; Bank of America)	0.30	8/7/09	13,400,000 [a]	13,400,000
New Hampshire 1.2%
New Hampshire Business Finance Authority, Revenue
(The Mark H. Wentworth Home Issue) (LOC; TD Bank)	0.33	8/7/09	12,000,000 [a]	12,000,000
New Hampshire Health and Education Facilities Authority, Revenue
(Dartmouth College Issue) (Liquidity Facility; JPMorgan Chase Bank)	0.23	8/7/09	7,060,000 [a]	7,060,000
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)	0.28	8/1/09	10,165,000 [a]	10,165,000
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)	0.30	8/1/09	27,175,000 [a]	27,175,000
New Hampshire Health and Educational Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; JPMorgan Chase Bank)	0.30	8/1/09	10,090,000 [a]	10,090,000
New Hampshire Higher Educational and Health Facilities Authority,
Revenue (Hunt Community Issue) (LOC; Bank of America)	0.35	8/7/09	10,150,000 [a]	10,150,000
New Jersey 2.3%
Essex County Improvement Authority, Pooled Governmental
Loan Program Revenue (LOC; Wachovia Bank)	0.30	8/7/09	17,650,000 [a]	17,650,000
New Jersey Economic Development Authority, School Facilities
Construction Revenue, Refunding (LOC; Dexia Credit Locale)	1.00	8/7/09	40,000,000 [a]	40,000,000
New Jersey Health Care Facilities Financing Authority,
Revenue (Meridian Health System Obligated Group Issue)
(Insured; Assured Guaranty and Liquidity Facility; Wachovia Bank)	0.30	8/7/09	11,400,000 [a]	11,400,000
New Jersey Turnpike Authority, Turnpike Revenue
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	1.00	8/7/09	79,100,000 [a]	79,100,000
New Mexico .1%
Dona Ana County, Industrial Revenue (Foamex
Products, Inc. Project) (LOC; Bank of Nova Scotia)	0.49	8/7/09	6,000,000 [a]	6,000,000
New York 6.4%
Babylon Industrial Development Agency, RRR, Refunding
(Ogden Martin Systems of Babylon, Inc. Project)
(Insured; FSA and Liquidity Facility; JPMorgan Chase Bank)	1.20	8/7/09	13,190,000 [a]	13,190,000

The Funds 51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
New York (continued)
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Arbor Ridge Brookmeade Inc.) (LOC; M&T Bank)	0.46	8/7/09	7,480,000 [a]	7,480,000
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	1.00	8/7/09	34,305,000 [a]	34,305,000
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue,
Refunding (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	1.00	8/7/09	50,000,000 [a]	50,000,000
Metropolitan Transportation Authority, RAN	2.00	12/31/09	55,000,000	55,366,591
Metropolitan Transportation Authority, Transportation Revenue,
Refunding (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	0.65	8/7/09	15,875,000 [a]	15,875,000
Nassau County Industrial Development Agency, Continuing
Care Retirement Community Revenue (Amsterdam at
Harborside Project) (LOC; ABN AMRO)	0.29	8/7/09	27,200,000 [a]	27,200,000
Nassau County Interim Finance Authority, Sales Tax
Secured Revenue (Liquidity Facility; Bank of America)	0.35	8/7/09	35,000,000 [a]	35,000,000
New York City, GO Notes (LOC; Bayerische Landesbank)	0.30	8/1/09	20,000,000 [a]	20,000,000
New York City Housing Development Corporation, MFMR (The Crest
Project) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.40	8/7/09	8,000,000 [a]	8,000,000
New York City Transitional Finance Authority, Future Tax Secured
Revenue (Liquidity Facility; Landesbank Baden-Wurttemberg)	0.30	8/1/09	28,000,000 [a]	28,000,000
New York City Transitional Finance Authority, Revenue (New York
City Recovery) (Liquidity Facility; Bayerische Landesbank)	0.30	8/1/09	13,985,000 [a]	13,985,000
New York City Transitional Finance Authority, Revenue (New York City
Recovery) (Liquidity Facility; Landesbank Baden-Wurttemberg)	0.30	8/1/09	10,000,000 [a]	10,000,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.28	8/7/09	21,595,000 [a]	21,595,000
New York Local Government Assistance Corporation, GO Notes,
Refunding (Liquidity Facility; JPMorgan Chase Bank)	0.30	8/7/09	14,500,000 [a]	14,500,000
New York State Dormitory Authority, Insured Revenue
(The Culinary Institute of America) (LOC; TD Bank)	0.27	8/7/09	6,925,000 [a]	6,925,000
New York State Housing Finance Agency, Service Contract
Revenue, Refunding (LOC; Bank of America)	0.28	8/7/09	7,400,000 [a]	7,400,000
Oneida County Industrial Development Agency, Civic Facility
Revenue (Preswick Glen Civic Facility) (LOC; Banco Santander)	0.28	8/7/09	6,500,000 [a]	6,500,000
Tompkins County Industrial Development Agency,
Civic Facility Revenue (Cornell University Project)
(Liquidity Facility; JPMorgan Chase Bank)	0.30	8/1/09	3,900,000 [a]	3,900,000
Triborough Bridge and Tunnel Authority,
General Revenue (LOC; Dexia Credit Locale)	0.60	8/7/09	35,000,000 [a]	35,000,000
Westchester County Health Care Corporation, CP
(Liquidity Facility; Landesbank Hessen-Thuringen
Girozentrale and LOC; Westchester County)	1.70	8/3/09	10,000,000	10,000,000
North Carolina 2.7%
Board of Governors of the University of North Carolina, CP	0.30	9/10/09	13,000,000	13,000,000
Guilford County, GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.36	8/7/09	14,000,000 [a]	14,000,000
Mecklenburg County, COP (Installment Financing Agreement)
(Liquidity Facility; Branch Banking and Trust Co.)	0.35	8/7/09	9,500,000 [a]	9,500,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
North Carolina (continued)
Mecklenburg County, GO (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.34	8/7/09	18,200,000 [a]	18,200,000
North Carolina Capital Facilities Finance
Agency, CP (Duke University Project)	0.33	12/10/09	6,190,000	6,190,000
North Carolina Medical Care Commission, Health Care Facilities
First Mortgage Revenue (Deerfield Episcopal Retirement
Community) (LOC; Branch Banking and Trust Co.)	0.37	8/7/09	5,000,000 [a]	5,000,000
North Carolina Medical Care Commission, Health Care Facilities
Revenue, Refunding (FirstHealth of the Carolinas Project)
(Liquidity Facility; Branch Banking and Trust Co.)	0.32	8/7/09	37,515,000 [a]	37,515,000
North Carolina Medical Care Commission, Health Care Facilities
Revenue, Refunding (FirstHealth of the Carolinas Project)
(Liquidity Facility; Branch Banking and Trust Co.)	0.37	8/7/09	15,240,000 [a]	15,240,000
North Carolina Medical Care Commission, HR
(Pooled Equipment Financing Project) (LOC; KBC Bank)	0.26	8/7/09	8,500,000 [a]	8,500,000
North Carolina Medical Care Commission, HR, Refunding
(North Carolina Baptist Hospital) (LOC; Royal Bank of Canada)	0.33	8/7/09	6,700,000 [a]	6,700,000
Piedmont Triad Airport Authority, Airport Revenue
(LOC; Branch Banking and Trust Co.)	0.40	8/7/09	4,300,000 [a]	4,300,000
Wake County, School Bonds (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.37	8/7/09	14,795,000 [a]	14,795,000
Winston-Salem, Water and Sewer System Revenue
(Liquidity Facility; Branch Banking and Trust Co.)	0.34	8/7/09	11,385,000 [a]	11,385,000
Winston-Salem, Water and Sewer System Revenue
(Liquidity Facility; Branch Banking and Trust Co.)	0.34	8/7/09	11,790,000 [a]	11,790,000
North Dakota .3%
Mercer County, PCR, CP (Basin Electric Power Cooperative)	0.50	8/10/09	18,000,000	18,000,000
Ohio 2.9%
Akron, Bath and Copley Joint Township Hospital
District, Health Care Facilities Revenue
(Sumner on Ridgewood Project) (LOC; KBC Bank)	0.50	8/7/09	5,200,000 [a]	5,200,000
Allen County, Hospital Facilities Revenue
(Catholic Healthcare Partners) (LOC; Wachovia Bank)	0.30	8/7/09	5,000,000 [a]	5,000,000
Beavercreek City School District,
School Improvement Unlimited Tax GO Notes, BAN	2.00	8/18/09	8,000,000	8,005,054
Cleveland, COP, Refunding
(Cleveland Stadium Project) (LOC; Wachovia Bank)	0.34	8/7/09	66,280,000 [a]	66,280,000
Dayton-Montgomery County Port Authority,
Development Revenue (CareSource Project) (LOC; Fifth Third Bank)	3.00	8/7/09	130,000 [a]	130,000
Franklin County, Health Care Facilities Revenue
(Creekside at the Village Project) (LOC; Key Bank)	2.50	8/7/09	5,435,000 [a]	5,435,000
Lakewood, Educational Facilities Revenue
(Saint Edward High School Project) (LOC; Fifth Third Bank)	3.00	8/7/09	110,000 [a]	110,000
Lucas County, HR (ProMedica Healthcare
Obligated Group) (LOC; UBS AG)	0.33	8/7/09	21,955,000 [a]	21,955,000
Ohio, HR (Cleveland Clinic Health System Obligated Group)	0.30	8/1/09	34,500,000 [a]	34,500,000
Ohio Higher Educational Facility Commission,
Revenue, CP (Cleveland Clinic Health System Obligated Group)	0.30	9/16/09	13,000,000	13,000,000

The Funds 53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Ohio (continued)
Ohio Higher Educational Facility Commission,
Revenue, CP (Cleveland Clinic Health System Obligated Group)	0.50	1/13/10	10,000,000	10,000,000
Ohio Higher Educational Facility Commission,
Revenue, CP (Cleveland Clinic Health System Obligated Group)	0.50	2/9/10	17,500,000	17,500,000
Ohio Higher Educational Facility, Revenue
(Ashland University Project) (LOC; Key Bank)	1.35	8/7/09	4,200,000 [a]	4,200,000
Oklahoma 1.7%
Oklahoma Development Finance Authority, Continuing
Care Retirement Community Revenue, Refunding
(Inverness Village Project) (LOC; KBC Bank)	0.33	8/7/09	22,800,000 [a]	22,800,000
Oklahoma Development Finance Authority, Health System Revenue,
Refunding (INTEGRIS Baptist Medical Center, Inc., INTEGRIS
South Olkahoma City Hospital Corportation and INTEGRIS
Rural Health, Inc.) (Insured; Assured Guaranty and
Liquidity Facility; JPMorgan Chase Bank Chase Bank)	0.30	8/7/09	16,820,000 [a]	16,820,000
Oklahoma Development Finance Authority,
Revenue, CP (Integris Baptist Medical Center)	0.35	8/14/09	16,475,000	16,475,000
Tulsa County Industrial Authority, Capital Improvements
Revenue (Liquidity Facility; Bank of America)	2.00	8/17/09	55,000,000	55,000,000
Oregon .3%
Oregon Department of Transportation,
Highway User Tax Senior Lien Revenue	2.00	11/15/09	5,925,000	5,952,634
Salem Hospital Facility Authority, Revenue
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.44	8/7/09	5,585,000 [a]	5,585,000
Salem Hospital Facility Authority, Revenue, Refunding
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.44	8/7/09	8,680,000 [a]	8,680,000
Pennsylvania 8.8%
Allegheny County Industrial Development Authority,
Senior Health and Housing Facilities Revenue
(Longwood at Oakmont, Inc.) (LOC; Allied Irish Banks)	0.55	8/1/09	6,430,000 [a]	6,430,000
Allegheny County Industrial Development Authority,
Senior Health and Housing Facilities Revenue, Refunding
(Longwood at Oakmont, Inc.) (Liquidity Facility; National City Bank)	0.43	8/1/09	4,800,000 [a]	4,800,000
Allegheny County Industrial Development Authority,
Senior Health and Housing Facilities Revenue, Refunding
(Longwood at Oakmont, Inc.) (Liquidity Facility; National City Bank)	0.43	8/1/09	6,860,000 [a]	6,860,000
Beaver County Industrial Development Authority,
PCR, Refunding (FirstEnergy Nuclear Generation
Corporation Project) (LOC; Citibank NA)	0.34	8/7/09	7,000,000 [a]	7,000,000
Bucks County Industrial Development Authority, HR
(Grand View Hospital) (LOC; TD Bank)	0.29	8/7/09	8,800,000 [a]	8,800,000
Bucks County Industrial Development Authority,
Revenue (Pennswood Village Project) (LOC; Bank of America)	0.40	8/7/09	7,400,000 [a]	7,400,000
Butler County Industrial Development Authority, Revenue, Refunding
(Concordia Lutheran Health and Human Care) (LOC; Bank of America)	0.35	8/7/09	7,500,000 [a]	7,500,000
Chester County Health and Education Facilities Authority,
Retirement Community Revenue (Kendal-Crosslands
Communities Project) (LOC; Wachovia Bank)	0.35	8/7/09	21,495,000 [a]	21,495,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
Chestnut Ridge School District, GO (Insured; FSA
and Liquidity Facility; Dexia Credit Locale)	1.45	8/7/09	10,865,000 [a]	10,865,000
Cumberland County Municipal Authority, Revenue (Diakon Lutheran
Social Ministries Project) (LOC; Wachovia Bank)	0.39	8/7/09	11,025,000 [a]	11,025,000
East Hempfield Township Industrial Development Authority, Revenue
(The Mennonite Home Project) (LOC; M&T Bank)	0.46	8/7/09	11,600,000 [a]	11,600,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Bank)	0.46	8/7/09	7,690,000 [a]	7,690,000
Emmaus General Authority (Pennsylvania Variable Rate Loan Program)
(Insured; FSA and Liquidity Facility; Wachovia Bank)	0.54	8/7/09	20,000,000 [a]	20,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	8,000,000 [a]	8,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	9,800,000 [a]	9,800,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	10,500,000 [a]	10,500,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	11,800,000 [a]	11,800,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	5,850,000 [a]	5,850,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	13,800,000 [a]	13,800,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	17,500,000 [a]	17,500,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	13,100,000 [a]	13,100,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	9,400,000 [a]	9,400,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	12,400,000 [a]	12,400,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	10,000,000 [a]	10,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	9,600,000 [a]	9,600,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	6,400,000 [a]	6,400,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	4,300,000 [a]	4,300,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	10,000,000 [a]	10,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.37	8/7/09	3,100,000 [a]	3,100,000
General Authority of South Central Pennsylvania,
Revenue (Lutheran Social Services of South Central
Pennsylvania Project) (LOC; M&T Bank)	0.46	8/7/09	16,610,000 [a]	16,610,000
Lancaster County Hospital Authority, Health Center
Revenue (LUTHERCARE Project) (LOC; M&T Bank)	0.41	8/7/09	34,215,000 [a]	34,215,000

The Funds 55

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
Lancaster County Hospital Authority, Revenue
(Landis Home Retirement Community Project) (LOC; M&T Bank)	0.46	8/7/09	7,970,000 [a]	7,970,000
Montgomery County Higher Education and Health Authority,
Revenue (Pennsylvania Higher Education and
Health Loan Program) (LOC; M&T Bank)	0.46	8/7/09	6,530,000 [a]	6,530,000
Montgomery County Industrial Development Authority, PCR, CP
(Exelon Project) (LOC; Wachovia Bank)	0.40	8/27/09	25,000,000	25,000,000
Montgomery County Industrial Development Authority, Retirement
Community Revenue (Adult Communities Total Services Retirement
Life Communities, Inc. Obligated Group) (LOC; Bank of America)	0.43	8/1/09	6,730,000 [a]	6,730,000
Montgomery County Industrial Development Authority, Revenue
(Abington Friends School Project) (LOC; Wachovia Bank)	0.39	8/7/09	9,030,000 [a]	9,030,000
Moon Industrial Development Authority, Community Facilities
Revenue (YMCA Greater Pittsburgh Project) (LOC; PNC Bank NA)	0.35	8/7/09	3,565,000 [a]	3,565,000
Pennsylvania Intergovernmental Cooperation Authority,
Special Tax Revenue, Refunding (City of Philadelphia Funding
Program) (Insured; FSA and Liquidity Facility; JPMorgan Chase Bank)	0.45	8/7/09	30,340,000 [a]	30,340,000
Philadelphia, Water and Wastewater Revenue,
Refunding (LOC; Bank of America)	0.37	8/7/09	27,900,000 [a]	27,900,000
Philadelphia School District, GO Notes, Refunding (LOC; TD Bank)	0.29	8/7/09	5,000,000 [a]	5,000,000
Philadelphia School District, GO Notes, Refunding (LOC; Wachovia Bank)	0.34	8/7/09	38,800,000 [a]	38,800,000
Philadelphia School District, GO Notes, Refunding (LOC; Wachovia Bank)	0.34	8/7/09	30,400,000 [a]	30,400,000
Pottstown Borough Authority, Educational Facilities Revenue
(The Hill School Project) (LOC; M&T Bank)	0.41	8/7/09	7,000,000 [a]	7,000,000
Ridley School District, GO Notes (LOC; TD Bank)	0.33	8/7/09	3,000,000 [a]	3,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.30	8/11/09	10,000,000	10,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.40	10/5/09	10,000,000	10,000,000
Upper Merion Municipal Utility Authority, Guaranteed Sewer
Revenue (Liquidity Facility; Commerce Bank NA)	0.33	8/7/09	6,800,000 [a]	6,800,000
Wallingford-Swarthmore School District, GO Notes
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	1.45	8/7/09	10,000,000 [a]	10,000,000
Westmoreland County Industrial Development Authority, Health
System Revenue (Excela Health Project) (LOC; Wachovia Bank)	0.35	8/7/09	7,815,000 [a]	7,815,000
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Bank)	0.46	8/7/09	4,850,000 [a]	4,850,000
South Carolina .8%
Saint Peters Parish/Jasper County Public Facilities Corporation,
Installment Purchase Revenue BAN (County Office Building Projects)	2.00	2/1/10	6,500,000	6,519,289
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue, Refunding (The Episcopal
Church Home) (Liquidity Facility; Wachovia Bank)	0.35	8/7/09	15,810,000 [a]	15,810,000
South Carolina Jobs-Economic Development Authority, HR
(Conway Hospital, Inc.) (Insured; Assured Guaranty and
Liquidity Facility; Branch Banking and Trust Co.)	0.40	8/7/09	4,975,000 [a]	4,975,000
South Carolina Jobs-Economic Development Authority, HR
(Oconee Memorial Hospital, Inc. Project) (Liquidity Facility;
Wachovia Bank and LOC; Wachovia Bank)	0.32	8/7/09	27,000,000 [a]	27,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Tennessee 5.2%
Blount County Health and Educational Facilities Board,
Revenue (Maryville College Project) (LOC; Bank of America)	0.40	8/7/09	21,400,000 [a]	21,400,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (Liquidity Facility; Branch Banking and Trust Co.)	0.37	8/7/09	50,300,000 [a]	50,300,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.37	8/7/09	48,875,000 [a]	48,875,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.37	8/7/09	10,000,000 [a]	10,000,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.37	8/7/09	9,950,000 [a]	9,950,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.37	8/7/09	6,000,000 [a]	6,000,000
Industrial Development Board of Blount County and the
Cities of Alcoa and Maryville, Local Government
Public Improvement Revenue (Maryville Civic Arts
Center Project) (LOC; Branch Banking and Trust Co.)	0.37	8/7/09	6,000,000 [a]	6,000,000
Jackson Energy Authority, Gas System
Revenue, Refunding (LOC; FHLB)	0.28	8/7/09	4,340,000 [a]	4,340,000
Metropolitan Government of Nashville and Davidson County Health
and Educational Facilities Board, Revenue (The Vanderbilt
University) (Liquidity Facility: Bayerische Landesbank and
Landesbank Hessen-Thruingen Girozentrale)	0.23	8/7/09	19,370,000 [a]	19,370,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Allied Irish Banks)	0.42	8/7/09	25,495,000 [a]	25,495,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Allied Irish Banks)	0.42	8/7/09	9,315,000 [a]	9,315,000
Shelby County Health, Educational and Housing Facility Board,
Revenue (Methodist Le Bonheur Healthcare) (Insured; Assured
Guaranty and Liquidity Facility; U.S. Bank NA)	0.33	8/7/09	15,000,000 [a]	15,000,000
Shelby County Health, Educational and Housing Facility Board, Revenue
(Saint George's Independent School Project) (LOC; Regions Bank)	3.50	8/7/09	490,000 [a]	490,000
Shelby County Health, Educational and Housing Facility Board,
Revenue (Trezevant Manor Project) (LOC; ABN-AMRO)	0.36	8/7/09	7,000,000 [a]	7,000,000
Tennergy Corporation, Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	0.41	8/7/09	17,110,000 [a,b]	17,110,000
Tennergy Corporation, Gas Revenue
(Putters Program) (LOC; BNP Paribas)	0.41	8/7/09	63,575,000 [a,b]	63,575,000
Tennessee, CP (Liquidity Facility; Tennessee
Consolidated Retirement System)	0.35	9/10/09	16,500,000	16,500,000
Tennessee, CP (Liquidity Facility; Tennessee
Consolidated Retirement System)	0.40	9/15/09	8,250,000	8,250,000
Tennessee School Bond Authority, CP
(Liquidity Facility; State Street Bank and Trust Co.)	0.50	8/4/09	5,105,000	5,105,000
Texas 8.8%
Crawford Education Facilities Corporation, Revenue
(Hyde Park Baptist School Project) (LOC; JPMorgan Chase Bank)	0.35	8/7/09	12,600,000 [a]	12,600,000
Dallas, CP (Liquidity Facility; Bank of America)	0.40	9/21/09	14,384,000	14,384,000
Dallas, Waterworks and Sewer System Revenue,
CP (Liquidity Facility; Bank of America)	0.40	10/15/09	10,500,000	10,500,000

The Funds 57

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Texas (continued)
El Paso Independent School District, Unlimited Tax School
Building Bonds (Liquidity Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund Guarantee Program)	0.45	12/8/09	17,000,000	17,000,000
Harris County, CP (Liquidity Facility: Bank of
Nova Scotia and Lloyds TSB Bank PLC)	0.42	8/12/09	9,000,000	9,000,000
Harris County, GO Notes, TAN	2.00	2/25/10	20,000,000	20,185,219
Harris County Cultural Education Facilities Finance
Corporation, Revenue, CP (Methodist Healthcare)	0.45	11/4/09	11,000,000	11,000,000
Harris County Cultural Education Facilities Finance
Corporation, Revenue, CP (Methodist Healthcare)	0.48	12/2/09	22,500,000	22,500,000
Harris County Cultural Education Facilities Finance
Corporation, Special Facilities Revenue, Refunding
(Texas Medical Center) (LOC; Compass Bank)	0.28	8/7/09	4,065,000 [a]	4,065,000
Harris County Metropolitan Transit Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.45	12/8/09	13,250,000	13,250,000
Harris County Metropolitan Transit Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.35	12/10/09	25,000,000	25,000,000
Houston, CP (Liquidity Facility; Landesbank Baden-Wurttemberg)	1.15	8/6/09	10,800,000	10,800,000
Houston, CP (Liquidity Facility; U.S. Bank NA)	0.30	8/18/09	10,000,000	10,000,000
Houston Higher Education Finance Corporation,
Higher Education Revenue, CP (Rice University)	0.37	9/10/09	5,000,000	5,000,000
Houston Independent School District, Limited Tax Schoolhouse
Bonds (Liquidity Facility; Bank of America and LOC;
Permanent School Fund Guarantee Program)	0.37	8/7/09	15,000,000 [a]	15,000,000
Kendall County Health Facilities Development Corporation, Health Care
Revenue (Morningside Ministries Project) (LOC; Allied Irish Banks)	0.70	8/7/09	6,460,000 [a]	6,460,000
Lower Colorado River Authority, Revenue, CP (LCRA Transportation
Services Corporation) (Liquidity Facility; JPMorgan Chase Bank)	0.25	8/25/09	5,000,000	5,000,000
Montgomery County, Unlimited Tax Road Bonds
(Liquidity Facility; Bank of America)	3.00	9/1/09	14,705,000	14,719,674
San Antonio, Electric and Gas Systems
Revenue (LOC; FNMA) (Prerefunded)	5.75	2/1/10	8,000,000 [c]	8,210,868
San Antonio, Electric and Gas Systems Revenue, CP (Liquidity
Facility: Bank of America and State Street Bank and Trust Co.)	0.40	8/27/09	5,500,000	5,500,000
San Antonio, Sales Tax Revenue, CP (LOC; Bank of America)	0.53	9/10/09	5,500,000	5,500,000
San Antonio, Water System Revenue, CP (Liquidity Facility:
Bank of America and State Street Bank and Trust Co.)	0.43	10/5/09	10,000,000	10,000,000
Sherman Independent School District, Unlimited Tax School
Building Bonds (Liquidity Facility; Banco Bilbao Vizcaya
and LOC; Permament School Fund Guarantee Program)	3.13	8/1/09	20,695,000	20,695,000
Tarrant County Cultural Education Facilities Finance
Corporation, Revenue (Texas Health Resources System)	0.23	8/7/09	5,300,000 [a]	5,300,000
Tarrant County Cultural Education Facilities Finance
Corporation, Revenue (Texas Health Resources System)	0.36	8/7/09	6,500,000 [a]	6,500,000
Tarrant County Cultural Education Facilities Finance
Corporation, Revenue (Texas Health Resources
System) (Liquidity Facility; Compass Bank)	1.00	8/7/09	10,775,000 [a]	10,775,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Texas (continued)
Texas, CP	0.40	8/6/09	2,500,000	2,500,000
Texas, Water Financial Assistance
GO Notes (Water Infrastructure Fund)	2.00	8/1/09	16,225,000	16,225,000
Texas Water Development Board, State Revolving Fund
Subordinate Lien Revenue (Liquidity Facility; Citibank NA)	0.41	8/7/09	10,940,000 [a,b]	10,940,000
University of Texas, University Revenue, CP	0.25	8/4/09	24,900,000	24,900,000
University of Texas, University Revenue, CP	0.25	8/5/09	25,000,000	25,000,000
University of Texas, University Revenue, CP	0.25	8/10/09	25,000,000	25,000,000
University of Texas, University Revenue, CP	0.17	8/17/09	9,375,000	9,375,000
University of Texas, University Revenue, CP	0.25	8/17/09	15,000,000	15,000,000
University of Texas, University Revenue, CP	0.40	10/7/09	35,500,000	35,500,000
University of Texas, University Revenue, CP	0.30	10/15/09	24,000,000	24,000,000
University of Texas, University Revenue, CP	0.35	12/10/09	14,700,000	14,700,000
University of Texas System Board of Regents,
Financing System Revenue	0.25	8/7/09	67,000,000 [a]	67,000,000
University of Texas System Board of Regents,
Financing System Revenue, Refunding	5.00	8/15/09	2,235,000	2,238,903
Weslaco Health Facilities Development Corporation, HR,
Refunding (Knapp Medical Center Project) (LOC; Compass Bank)	0.40	8/7/09	4,780,000 [a]	4,780,000
Utah 1.7%
Central Utah Water Conservancy District Revenue, Refunding
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.45	8/7/09	39,800,000 [a]	39,800,000
Intermountain Power Agency, Power Supply Revenue, CP
(Liquidity Facility: Bank of America and Bank of Nova Scotia)	0.40	11/18/09	10,000,000	10,000,000
Murray City, HR (IHC Health Services, Inc.)	0.30	8/1/09	14,000,000 [a]	14,000,000
Murray City, HR (IHC Health Services, Inc.)	0.23	8/7/09	32,000,000 [a]	32,000,000
Utah Housing Corporation, SFMR (LOC; Royal Bank of Canada)	0.50	10/1/09	9,395,000	9,395,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.40	8/7/09	6,400,000 [a]	6,400,000
Virginia 2.3%
Albemarle County Economic Development Authority, HR
(Martha Jefferson Hospital) (LOC; Branch Banking and Trust Co.)	0.30	8/7/09	6,000,000 [a]	6,000,000
Alexandria Industrial Development Authority, Headquarters
Facilities Revenue (American Academy of Otolaryngology-Head
and Neck Surgery Foundation, Inc.) (LOC; Bank of America)	0.38	8/7/09	6,310,000 [a]	6,310,000
Chesapeake Bay Bridge and Tunnel District, General Resolution
Revenue, Refunding (LOC; Branch Banking and Trust Co.)	0.32	8/7/09	6,250,000 [a]	6,250,000
Chesterfield County, GO Public Improvement, Refunding	2.00	1/1/10	6,200,000	6,242,514
Fairfax County Economic Development Authority, Educational Facilities
Revenue (Trinity Christian School Project) (LOC; Wachovia Bank)	0.54	8/7/09	9,000,000 [a]	9,000,000
Fredericksburg Economic Development Authority,
Revenue (Student Housing and Economic Development
Project-Eagle Village I) (LOC; Bank of America)	0.41	8/7/09	40,780,000 [a]	40,780,000
Lynchburg Industrial Development Authority, HR
(Centra Health) (LOC; Branch Banking and Trust Co.)	0.30	8/7/09	18,525,000 [a]	18,525,000

The Funds 59

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Virginia (continued)
Norfolk Redevelopment and Housing Authority, First Mortgage
Revenue (Fort Norfolk Retirement Community, Inc.
Harbor's Edge Project) (LOC; HSH Nordbank AG)	2.20	8/7/09	16,300,000 [a]	16,300,000
Richmond, CP (Liquidity Facility; Bank of America)	0.38	9/14/09	23,000,000	23,000,000
University of Virginia, University Revenue, CP	0.33	11/4/09	10,000,000	10,000,000
University of Virginia, University Revenue, CP	0.36	11/10/09	8,000,000	8,000,000
Washington .7%
Washington Health Care Facilities Authority, Revenue
(MultiCare Health System) (LOC; Wells Fargo Bank)	0.23	8/7/09	6,850,000 [a]	6,850,000
Washington Health Care Facilities Authority, Revenue
(Seattle Cancer Care Alliance House) (LOC; Key Bank)	2.50	8/7/09	7,000,000 [a]	7,000,000
Washington Higher Education Facilities Authority, Revenue,
Refunding (Saint Martins University Project) (LOC; Key Bank)	2.50	8/7/09	8,765,000 [a]	8,765,000
Washington Housing Finance Commission, Nonprofit Housing
Revenue, Refunding (Emerald Heights Project) (LOC; Bank of America)	0.45	8/1/09	25,675,000 [a]	25,675,000
West Virginia .3%
West Virginia Hospital Finance Authority, HR, Refunding
(Cabell Huntington Hospital, Inc.) (LOC; Branch Banking and Trust Co.)	0.32	8/7/09	10,000,000 [a]	10,000,000
West Virginia Hospital Finance Authority, HR, Refunding
(West Virginia United Health System Obligated Group)
(LOC; Branch Banking and Trust Co.)	0.32	8/7/09	7,600,000 [a]	7,600,000
Wisconsin 1.2%
Byron, IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Wachovia Bank)	0.54	8/7/09	5,500,000 [a]	5,500,000
Milwaukee Redevelopment Authority, Redevelopment LR (University
of Wisconsin-Milwaukee Kenilworth Project) (LOC; U.S. Bank NA)	0.41	8/7/09	6,375,000 [a]	6,375,000
Wisconsin, Transportation Revenue, CP (Liquidity Facility:
California State Teachers Retirement System and
State Street Bank and Trust Co.)	0.43	8/12/09	22,500,000	22,500,000
Wisconsin, Transportation Revenue, CP (Liquidity Facility:
California State Teachers Retirement System and
State Street Bank and Trust Co.)	0.48	8/17/09	29,099,000	29,099,000
Wisconsin Health and Educational Facilities Authority, Revenue,
Refunding (Marquette University) (LOC; JPMorgan Chase Bank)	0.41	8/7/09	4,100,000 [a]	4,100,000
Wisconsin Health and Educational Facilities Authority, Revenue,
Refunding (The Medical College of Wisconsin, Inc.) (LOC; U.S. Bank NA)	0.23	8/7/09	9,600,000 [a]	9,600,000
Wyoming .3%
Sweetwater County, HR (Memorial Hospital Project) (LOC; Key Bank)	0.55	8/7/09	20,500,000 [a]	20,500,000

Total Investments (cost $6,617,998,138)			100.6%	6,617,998,138
Liabilities, Less Cash and Receivables			(.6%)	(37,404,847)
Net Assets			100.0%	6,580,593,291

See footnotes on page 66
See notes to financial statements.

STATEMENT OF INVESTMENTS July 31, 2009 (Unaudited)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments 96.8%
California 93.5%
ABAG Finance Authority for Nonprofit Corporations, Revenue (Institute
for Defense Analyses Project) (LOC; Branch Banking and Trust Co.)	0.33	8/7/09	3,980,000 [a]	3,980,000
ABAG Finance Authority for Nonprofit Corporations,
Revenue (Northbay Healthcare Group) (LOC; JPMorgan Chase Bank)	0.34	8/7/09	8,000,000 [a]	8,000,000
Alameda-Contra Costa Schools Financing Authority, COP
(Capital Improvement Financing Projects) (LOC; KBC Bank)	0.35	8/7/09	275,000 [a]	275,000
California, Economic Recovery Bonds (Insured;
FSA and Liquidity Facility; Dexia Credit Locale)	1.05	8/5/09	6,000,000 [a]	6,000,000
California, GO Notes (Kindergarten-University) (LOC: Citibank NA,
National Australia Bank and State Street Bank and Trust Co.)	0.29	8/7/09	22,160,000 [a]	22,160,000
California, GO Notes (LOC: Bank of America, Bank of Nova Scotia
and Landesbank Hessen-Thuringen Girozentrale)	0.29	8/7/09	12,700,000 [a]	12,700,000
California, GO Notes (LOC; KBC Bank)	0.32	8/1/09	2,590,000 [a]	2,590,000
California, GO Notes (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.33	8/1/09	3,400,000 [a]	3,400,000
California Department of Water Resources,
Power Supply Revenue (Insured; FSA and Liquidity
Facility: Bank of Nova Scotia and Fortis Bank)	1.90	8/7/09	1,300,000 [a]	1,300,000
California Department of Water Resources, Power Supply Revenue
(Insured; FSA and Liquidity Facility; JPMorgan Chase Bank)	0.60	8/7/09	1,300,000 [a]	1,300,000
California Department of Water Resources, Power Supply Revenue
(Insured; FSA and Liquidity Facility; Societe Generale)	0.70	8/7/09	3,900,000 [a]	3,900,000
California Department of Water Resources,
Power Supply Revenue (LOC; Dexia Credit Locale)	0.55	8/7/09	1,025,000 [a]	1,025,000
California Department of Water Resources, Power Supply Revenue
(LOC: JPMorgan Chase Bank and Societe Generale)	0.25	8/1/09	13,670,000 [a]	13,670,000
California Educational Facilities Authority, Revenue
(Chapman University) (LOC; Bank of America)	0.32	8/1/09	5,500,000 [a]	5,500,000
California Educational Facilities Authority, Revenue
(University of San Francisco) (LOC; Allied Irish Banks)	0.60	8/7/09	2,260,000 [a]	2,260,000
California Educational Facilities Authority, Revenue
(University of San Francisco) (LOC; Allied Irish Banks)	0.60	8/7/09	9,525,000 [a]	9,525,000
California Educational Facilities Authority,
Revenue, CP (Stanford University)	0.40	2/25/10	2,900,000	2,900,000
California Housing Finance Agency, MFHR (Liquidity Facility; FNMA)	0.70	8/7/09	12,145,000 [a]	12,145,000
California Infrastructure and Economic Development Bank, Revenue
(Orange County Performing Arts Center) (LOC; Bank of America)	0.32	8/1/09	10,300,000 [a]	10,300,000
California Infrastructure and Economic Development Bank, Revenue
(Saint Margaret's Episcopal School) (LOC; Allied Irish Banks)	0.43	8/7/09	3,400,000 [a]	3,400,000
California Infrastructure and Economic Development Bank, Revenue
(Southern California Public Radio Project) (LOC; Allied Irish Banks)	0.64	8/1/09	1,000,000 [a]	1,000,000
California Infrastructure and Economic Development Bank, Revenue
(Southern California Public Radio Project) (LOC; Allied Irish Banks)	0.64	8/1/09	7,000,000 [a]	7,000,000
California Statewide Commission Development
Authority, Revenue, CP (Kaiser Permanente)	0.37	12/10/09	11,000,000	11,000,000

The Funds 61

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
California (continued)
California Statewide Communities Development Authority, Revenue
(Rady Children's Hospital San Diego) (LOC; Bank of the West)	0.28	8/1/09	3,930,000 [a]	3,930,000
California Statewide Communities Development Authority,
Revenue, Refunding (University Retirement Community
at Davis Project) (LOC; Bank of America)	0.30	8/1/09	5,200,000 [a]	5,200,000
Davis Joint Unified School District, GO Notes, TRAN	3.00	8/5/09	5,000,000	5,000,755
Deutsche Bank Spears/Lifers Trust (Anaheim Redevelopment
Agency, Tax Allocation Revenue, Refunding (Anaheim
Merged Redevelopment Project Area)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.33	8/7/09	2,100,000 [a,b]	2,100,000
Dos Palos-Oro Loma Joint Unified School District, GO Notes, TRAN	2.50	9/10/09	1,600,000	1,600,858
Dry Creek Joint Elementary School District, GO Notes, TRAN	2.00	9/9/09	3,800,000	3,801,514
Eastern Municipal Water District, Water and Sewer Revenue, COP
(Installment Sale Agreement with Eastern Municipal Water
District Facilities Corporation) (Liquidity Facility; Citibank NA)	0.36	8/7/09	3,495,000 [a,b]	3,495,000
Fremont Public Financing Authority, COP
(Financing Project) (LOC; Allied Irish Banks)	0.60	8/7/09	7,500,000 [a]	7,500,000
Fresno, Sewer System Revenue (Insured; Assured
Guaranty and Liquidity Facility; Citibank NA)	0.61	8/7/09	2,170,000 [a,b]	2,170,000
Golden State Tobacco Securitization Corporation, Enhanced Tobacco
Settlement Asset-Backed Bonds (Insured; Berkshire Hathaway
Assurance Corporation and Liquidity Facility; Citibank NA)	0.61	8/7/09	14,750,000 [a,b]	14,750,000
Hayward Unified School District, GO Notes	7.00	8/1/09	4,060,000	4,060,000
Kern County Board of Education, TRAN	2.00	9/8/09	1,100,000	1,100,473
Los Angeles Department of Airports, Airport Revenue, CP
(LOC: Citibank NA and State Street Bank and Trust Co.)	0.35	9/3/09	1,800,000	1,800,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank of America)	0.39	8/27/09	2,000,000	2,000,000
Puttable Floating Option Tax Exempt Receipts (California Statewide
Communities Development Authority, MFHR (La Mision Village
Apartments Project)) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.63	8/7/09	1,240,000 [a,b]	1,240,000
Puttable Floating Option Tax Exempt Receipts (California Statewide
Communities Development Authority, Revenue (Japanese American
National Museum)) (Liquidity Facility; Merrill Lynch Capital
Services and LOC; Merrill Lynch Capital Services)	1.38	8/7/09	4,460,000 [a,b]	4,460,000
Richmond, Wastewater Revenue, Refunding
(LOC; Union Bank of California)	0.28	8/7/09	5,260,000 [a]	5,260,000
Riverside, Electric Revenue (Putters Program) (Insured; FSA
and Liquidity Facility; JPMorgan Chase Bank)	0.30	8/7/09	1,000,000 [a,b]	1,000,000
Rocklin Unified School District, GO Notes, TRAN	2.00	9/9/09	4,800,000	4,801,913

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
California (continued)
Sausalito, MFHR (Rotary Village Senior
Housing Project) (LOC; Bank of the West)	0.35	8/7/09	2,230,000 [a]	2,230,000
Southern California Public Power Authority, Transmission Project
Revenue, Refunding (Southern Transmission Project) (Insured;
FSA and Liquidity Facility; Westdeutsche Landesbank)	1.00	8/7/09	9,000,000 [a]	9,000,000
University of California, Revenue, CP	0.35	10/14/09	4,000,000	4,000,000
Vacaville, MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and LOC; FNMA)	0.29	8/7/09	400,000 [a]	400,000
Vacaville Industrial Development Authority, Industrial Revenue,
Refunding (Leggett and Platt, Inc.) (LOC; Wachovia Bank)	0.54	8/7/09	1,600,000 [a]	1,600,000
Victorville Joint Powers Financing Authority, LR
(Cogeneration Facility Project) (LOC; Fortis Bank)	1.06	8/7/09	14,000,000 [a]	14,000,000
Wells Fargo Stage Trust (City and County of San Francisco, COP
(Multiple Capital Improvement Projects)) (Liquidity Facility;
Wells Fargo Bank and LOC; Wells Fargo Bank)	0.31	8/7/09	3,000,000 [a,b]	3,000,000
Wells Fargo Stage Trust (San Diego Public Facilities Financing
Authority, Senior Sewer Revenue) (Liquidity Facility;
Wells Fargo Bank and LOC; Wells Fargo Bank)	0.31	8/7/09	5,125,000 [a,b]	5,125,000
U.S. Related 3.3%
Puerto Rico Commonwealth, Public Improvement GO, Refunding
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	1.20	8/7/09	3,075,000 [a]	3,075,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.49	8/7/09	6,000,000 [a,b]	6,000,000

Total Investments (cost $269,030,513)			96.8%	269,030,513
Cash and Receivables (Net)			3.2%	9,000,449
Net Assets			100.0%	278,030,962

See footnotes on page 66
See notes to financial statements.

The Funds 63

STATEMENT OF INVESTMENTS July 31, 2009 (Unaudited)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments 96.0%
Avoca Central School District, GO Notes, BAN	2.75	8/26/09	2,000,000	2,000,737
Broome County Industrial Development Agency,
Continuing Care Retirement Community Revenue
(Good Shepherd Village at Endwell, Inc. Project) (LOC; M&T Bank)	0.46	8/7/09	3,250,000 [a]	3,250,000
Chautauqua County Industrial Development Agency, Exempt Facility
Revenue (NRG Dunkirk Power Project) (LOC; Bank of America)	0.28	8/7/09	3,500,000 [a]	3,500,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Bank)	0.46	8/7/09	4,700,000 [a]	4,700,000
East Farmingdale Volunteer Fire Company Inc.,
Volunteer Fire Department Revenue (LOC; Citibank NA)	0.40	8/7/09	4,620,000 [a]	4,620,000
Eastchester Union Free School District, GO Notes, TAN	1.00	12/23/09	1,000,000	1,001,964
Edgemont Union Free School District, GO Notes, TAN	1.00	1/15/10	1,000,000	1,002,483
Lakeland Central School District of Shrub Oak, GO Notes, BAN	2.75	9/4/09	3,955,600	3,957,944
Long Island Power Authority, CP (Long Island Lighting Company)
(LOC; State Street Bank and Trust Co.)	0.42	8/12/09	5,000,000	5,000,000
Long Island Power Authority, CP (Long Island Lighting Company)
(LOC; State Street Bank and Trust Co.)	0.35	9/10/09	8,000,000	8,000,000
Long Island Power Authority, Electric System Subordinated
Revenue (LOC; Westdeutsche Landesbank)	0.33	8/1/09	2,500,000 [a]	2,500,000
Metropolitan Transportation Authority, RAN	2.00	12/31/09	10,625,000	10,695,783
Metropolitan Transportation Authority,
Transportation Revenue (LOC; Fortis Bank)	0.36	8/7/09	5,000,000 [a]	5,000,000
Metropolitan Transportation Authority, Transportation Revenue,
Refunding (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	0.65	8/7/09	10,180,000 [a]	10,180,000
Monroe County Industrial Development Agency, Civic Facility Revenue
(Association for the Blind and Visually Impaired Goodwill Industries
of Greater Rochester, Inc. Project) (LOC; JPMorgan Chase Bank)	0.60	8/7/09	435,000 [a]	435,000
New York City, GO Notes	4.00	8/1/09	1,000,000	1,000,000
New York City, GO Notes (Liquidity Facility; Wachovia Bank)	0.30	8/1/09	6,100,000 [a]	6,100,000
New York City, GO Notes (LOC; California State
Teachers Retirement System)	0.30	8/1/09	1,000,000 [a]	1,000,000
New York City Housing Development Corporation, MFMR
(The Crest Project) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.40	8/7/09	3,200,000 [a]	3,200,000
New York City Housing Development Corporation, Residential
Revenue (Queens College Residences) (LOC; RBS Citizens NA)	2.40	8/7/09	2,200,000 [a]	2,200,000
New York City Industrial Development Agency, Civic Facility
Revenue (Ateret Torah Center Project) (LOC; Wachovia Bank)	0.41	8/7/09	12,715,000 [a]	12,715,000
New York City Industrial Development Agency, Civic Facility Revenue
(The Allen-Stevenson School Project) (LOC; Allied Irish Banks)	0.66	8/7/09	16,240,000 [a]	16,240,000
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Liquidity Facility; Bank of America)	0.33	8/1/09	5,000,000 [a]	5,000,000
New York City Transitional Finance Authority,
Future Tax Secured Revenue	6.00	2/1/10	500,000	511,956
New York City Transitional Finance Authority,
Future Tax Secured Revenue (Prerefunded)	6.00	8/15/09	3,000,000 [c]	3,036,419

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
New York Local Government Assistance Corporation, Revenue
(LOC: Bayerische Landesbank and Westdeutshe Landesbank)	0.40	8/7/09	7,500,000 [a]	7,500,000
New York State Dormitory Authority, Revenue
(Barnard College) (LOC; RBS Citizens NA)	2.40	8/7/09	1,940,000 [a]	1,940,000
New York State Dormitory Authority, Revenue
(Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.26	8/7/09	4,400,000 [a,d]	4,400,000
New York State Dormitory Authority, Revenue
(D'Youville College) (LOC; Key Bank)	2.50	8/7/09	5,340,000 [a]	5,340,000
New York State Dormitory Authority, Revenue
(Ithaca College) (LOC; RBS Citizens NA)	2.40	8/7/09	5,900,000 [a]	5,900,000
New York State Power Authority, Revenue	5.00	11/15/09	1,250,000	1,266,619
North Syracuse Central School District, GO Notes, BAN	2.75	8/21/09	2,933,542	2,934,406
Oneida County Industrial Development Agency, Civic Facility
Revenue (Cedarbrook Village, Inc. Project) (LOC; Key Bank)	2.45	8/7/09	3,000,000 [a]	3,000,000
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Bank)	0.46	8/7/09	1,000,000 [a]	1,000,000
Port Authority of New York and New Jersey, Equipment Notes	0.47	8/7/09	2,800,000 [a]	2,800,000
Port Authority of New York and New Jersey,
Special Obligation Revenue (Versatile Structure
Obligations) (Liquidity Facility; JPMorgan Chase Bank)	0.35	8/1/09	2,000,000 [a]	2,000,000
Suffolk County Industrial Development Agency, Civic Facility
Revenue (Huntington Hospital Project) (LOC; Bank of America)	0.36	8/7/09	6,100,000 [a]	6,100,000
Syracuse Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties-Larned Project) (LOC; M&T Bank)	0.58	8/7/09	1,900,000 [a]	1,900,000
Triborough Bridges and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; Bayerische Landesbank)	0.90	8/7/09	13,660,000 [a]	13,660,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (Catharine Field Home/The Seabury
at Field Home Civic Facility) (LOC; Comerica Bank)	0.38	8/7/09	8,570,000 [a]	8,570,000
Yorktown Central School District, GO Notes, TAN	1.00	10/30/09	5,000,000	5,006,065

Total Investments (cost $190,164,376)			96.0%	190,164,376
Cash and Receivables (Net)			4.0%	7,826,439
Net Assets			100.0%	197,990,815

See footnotes on page 66
See notes to financial statements.

The Funds 65

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)
							Value (%)
								Dreyfus	Dreyfus
					Dreyfus	Dreyfus	Dreyfus	California	New York
					Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
					Management	Municipal Cash	Cash	Municipal Cash Municipal Cash
Fitch	or	Moody s	or	Standard & Poor s	Plus	Management	Management	Management	Management
F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	96.3	92.6	95.4	93.9	85.9
AAA, AA, Ae		Aaa, Aa, Ae		AAA, AA, Ae	.8	2.8	4.6	4.9	3.0
Not Rated[f]		Not Rated[f]		Not Rated[f]	2.9	4.6		1.2	11.1
					100.0	100.0	100.0	100.0	100.0

Based on total investments.
a Variable rate demand note rate shown is the interest rate in effect at July 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, Dreyfus Municipal Cash Management Plus amounted to $116,270,000 or 5.0%, Dreyfus NewYork Municipal Cash Management amounted to $89,845,000 or 7.9%, Dreyfus Tax Exempt Cash Management amounted to $424,654,000 or 6.5% and Dreyfus California AMT-Free Municipal Cash Management amounted to $43,340,000 or 15.6% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] Purchased on delayed delivery basis.
e Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES (amounts in thousands, except Net Asset Value Per Share) July 31, 2009 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Assets ($):
Investments at value Note 1(a,b)	44,017,044[a]	7,468,424[a]	35,262,943[a]	6,763,622	17,161,798[a]	29,130,089
Capital Support Agreement Note 1(f)		47,538
Cash		747	10,212	4,232	728	32,835
Receivable for investment securites sold		28
Interest receivable	27,895	3,788	11,891	13,402	25,994	38,467
Prepaid expenses and other assets	1,732	853	256	139	188	291
	44,046,671	7,521,378	35,285,302	6,781,395	17,188,708	29,201,682
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates Note 2(c)	8,663	1,619	6,652	1,336	3,191	4,969
Cash overdraft due to Custodian	4,209
Payable for investment securities purchased	425,000
Payable for shares of Beneficial
Interest/Common Stock redeemed	4,358	910	3,757	3,078	2,930	26,948
Accrued expenses	35	32	42	6	39
	442,265	2,561	10,451	4,420	6,160	31,917
Net Assets ($)	43,604,406	7,518,817	35,274,851	6,776,975	17,182,548	29,169,765
Composition of Net Assets ($):
Paid-in capital	43,604,469	7,556,421	35,274,852	6,776,947	17,182,619	29,169,641
Accumulated net realized gain
(loss) on investments	(63)	(4,952)	(1)	28	(71)	124
Accumulated net unrealized appreciation
(depreciation) on investments		(32,652)
Net Assets ($)	43,604,406	7,518,817	35,274,851	6,776,975	17,182,548	29,169,765
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	35,715,444	4,515,413	30,647,894	4,734,396	13,530,201	19,875,228
Shares Outstanding	35,715,496	4,536,611	30,647,921	4,734,377	13,530,255	19,875,144
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	4,935,434	1,377,981	2,831,248	659,697	2,309,021	4,730,870
Shares Outstanding	4,935,444	1,385,327	2,831,252	659,694	2,309,031	4,730,852
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

The Funds 67

STATEMENT OF ASSETS AND LIABILITIES (continued) (amounts in thousands, except Net Asset Value Per Share) July 31, 2009 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	1,516,831	1,021,459	1,270,192	528,193	801,673	1,679,837
Shares Outstanding	1,516,836	1,027,215	1,270,194	528,191	801,677	1,679,829
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	1,196,401	588,843	442,733	826,037	373,601	2,789,309
Shares Outstanding	1,196,398	592,237	442,732	826,033	373,602	2,789,294
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)		7,138			5,395
Shares Outstanding		7,167			5,396
Net Asset Value Per Share ($)		1.00			1.00
Select Shares
Net Assets ($)		7,982			18,915
Shares Outstanding		8,036			18,916
Net Asset Value Per Share ($)		1.00			1.00
Agency Shares
Net Assets ($)	240,296	1	82,784	28,652	104,203	94,521
Shares Outstanding	240,295	1	82,784	28,652	104,203	94,521
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)					39,539
Shares Outstanding					39,539
Net Asset Value Per Share ($)					1.00
Investments at cost ($)	44,017,044	7,548,614	35,262,943	6,763,622	17,161,798	29,130,089

a Amount includes repurchase agreements of $3,100,000,000, $572,000,000, $14,034,000,000 and $9,583,000,000 for Dreyfus Cash Management, Dreyfus Cash Management
Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(c).

See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
Municipal Cash		New York	Tax Exempt	AMT-Free	AMT-Free
Management		Municipal Cash	Cash Municipal Cash		Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value Note 1(a,b)	2,314,039	1,101,983	6,617,998	269,031	190,164
Cash				5,827	142
Receivable for investment securites sold	20,020	49,625		2,402	12,147
Interest receivable	2,495	1,364	5,249	791	464
Prepaid expenses and other assets	281	143	506	52	12
	2,336,835	1,153,115	6,623,753	278,103	202,929
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 2(c)	518	256	1,372	53	83
Cash overdraft due to Custodian	19,654	2,607	41,596
Payable for investment securities purchased	10,102	6,926			4,400
Payable for shares of Beneficial Interest redeemed		103	156		455
Accrued expenses	28	21	36	19
	30,302	9,913	43,160	72	4,938
Net Assets ($)	2,306,533	1,143,202	6,580,593	278,031	197,991
Composition of Net Assets ($):
Paid-in capital	2,306,355	1,143,083	6,580,138	278,016	197,983
Accumulated net realized gain (loss) on investments	178	119	455	15	8
Net Assets ($)	2,306,533	1,143,202	6,580,593	278,031	197,991
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	996,871	589,065	5,353,103	129,339	35,657
Shares Outstanding	996,660	589,015	5,352,735	129,328	35,656
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	375,219	444,897	585,488	60,802	99,769
Shares Outstanding	375,142	444,840	585,448	60,797	99,765
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	870,224	79,793	462,031	15,644	147
Shares Outstanding	870,047	79,789	461,992	15,642	147
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	50,398	29,446	174,167	72,245	10
Shares Outstanding	50,387	29,442	174,159	72,237	10
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Agency Shares
Net Assets ($)	13,821	1	5,804	1
Shares Outstanding	13,819	1	5,804	1
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00
Classic Shares
Net Assets ($)					62,408
Shares Outstanding					62,405
Net Asset Value Per Share ($)					1.00
Investments at cost ($)	2,314,039	1,101,983	6,617,998	269,031	190,164

See notes to financial statements.

The Funds 69

STATEMENT OF OPERATIONS (amounts in thousands) Six Months Ended July 31, 2009 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
Management		Plus, Inc.	Management	Management	Management	Management
Investment Income ($):
Interest Income	177,168	31,793	94,197	14,772	33,906	46,519
Expenses:
Management fee Note 2(a)	39,559	7,372	37,329	7,541	19,256	35,848
Distribution fees Note 2(b)	9,271	3,782	6,850	3,318	5,195	16,232
Treasury insurance expense Note 1(g)	5,644	2,663	2,549	732	2,191	2,880
Registration fees	468	161	610	194	437	759
Shareholder servicing costs Note 2(c)	283	109	232	70	167	329
Custodian fees Note 2(c)	139	59	148	52	106	114
Prospectus and shareholders reports	80	105	73	38	33	78
Professional fees	52	48	56	30	53	57
Trustees /Directors fees and expenses Note 2(d)	42	6	46	10	22	47
Miscellaneous	198	57	217	83	133	257
Total Expenses	55,736	14,362	48,110	12,068	27,593	56,601
Less reduction in management fees
due to yield floor undertaking Note 2(a)	(29)	(37)	(848)	(1,467)	(2,536)	(13,609)
Less reduction in management fees due to
expense limitations undertaking Note 2(a)	(1,260)	(542)	(1,375)	(472)	(947)	(1,630)
Less reduction in fees
due to earnings credits Note 1(b)	(12)	(16)	(4)	(7)	(11)	(15)
Net Expenses	54,435	13,767	45,883	10,122	24,099	41,347
Investment Income Net	122,733	18,026	48,314	4,650	9,807	5,172
Realized and Unrealized Gain (Loss) on
Investments Note 1(b) ($):
Net realized gain (loss) on investments	170	34		9	46	(9)
Net unrealized appreciation
(depreciation) on investments		(315)
Net Realized and Unrealized
Gain (Loss) on Investments	170	(281)		9	46	(9)
Net Increase in Net Assets
Resulting from Operations	122,903	17,745	48,314	4,659	9,853	5,163

See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	9,913	4,693	29,904	1,068	1,064
Expenses:
Management fee Note 2(a)	2,055	1,021	7,008	252	213
Distribution fees Note 2(b)	857	544	1,362	229	302
Treasury insurance expense Note 1(g)	314	198	1,101	86	43
Registration fees	198	28	209	11
Professional fees	49	45	58	36
Custodian fees Note 2(c)	38	28	55	15
Prospectus and shareholders reports	35	8	23	2
Shareholder servicing costs Note 2(c)	22	18	197	1
Trustees fees and expenses Note 2(d)	3	2	8	1
Miscellaneous	29	24	87	15
Total Expenses	3,600	1,916	10,108	648	558
Less reduction in management fee
due to yield floor undertaking Note 2(a)			(16)	(3)	[a]
Less reduction in management fees due to
expense limitations undertaking Note 2(a)	(373)	(154)	(636)	(81)
Less reduction in management fee
due to undertaking Note 2(a)				(63)
Less reduction in fees
due to earnings credits Note 1(b)	(53)	(3)	(69)	(1)
Net Expenses	3,174	1,759	9,387	500	558
Investment Income Net	6,739	2,934	20,517	568	506
Net Realized Gain (Loss) on
Investments Note 1(b) ($)	3	31	315		8
Net Increase in Net Assets
Resulting from Operations	6,742	2,965	20,832	568	514

a Amount represents less than $1,000.
See notes to financial statements

The Funds 71

STATEMENT OF CHANGES IN NET ASSETS (amounts in thousands)

	Dreyfus Cash Management		Dreyfus Cash Management Plus, Inc.
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2009	January 31,	July 31, 2009	January 31,
	(Unaudited)	2009	(Unaudited)	2009
Operations ($):
Investment income net	122,733	773,401	18,026	344,691
Net realized gain (loss) on investments	170	(193)	34	1,780
Net unrealized appreciation (depreciation) on investments			(315)	(32,337)
Net Increase (Decrease) in Net Assets
Resulting from Operations	122,903	773,208	17,745	314,134
Dividends to Shareholders from ($):
Investment income net:
Institutional Shares	(106,331)	(636,249)	(11,969)	(226,894)
Investor Shares	(10,201)	(86,866)	(2,471)	(41,297)
Administrative Shares	(3,873)	(35,678)	(2,808)	(46,098)
Participant Shares	(1,689)	(12,715)	(770)	(28,385)
Service Shares			(3)	(1,644)
Select Shares			(5)	(356)
Agency Shares	(639)	(1,893)	[a]	(17)
Total Dividends	(122,733)	(773,401)	(18,026)	(344,691)
Beneficial Interest/Capital Stock
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	121,066,686	186,740,823	10,316,105	71,235,558
Investor Shares	8,772,262	21,517,623	1,420,323	4,373,540
Administrative Shares	2,155,265	4,931,910	1,273,132	5,949,446
Participant Shares	2,500,067	4,274,633	1,062,501	4,863,282
Service Shares			30,645	242,535
Select Shares			15,420	70,971
Agency Shares	253,600	574,176		38,228
Net assets received in connection
with reorganization Note 1		783,343
Dividends reinvested:
Institutional Shares	27,376	168,644	5,418	77,673
Investor Shares	1,908	20,318	2,101	36,374
Administrative Shares	1,096	8,814	2,381	39,392
Participant Shares	358	3,619	717	27,126
Service Shares			[a]	157
Select Shares				20
Agency Shares	314	1	[a]	[a]
Cost of shares redeemed:
Institutional Shares	(117,200,162)	(174,070,720)	(9,625,739)	(76,990,767)
Investor Shares	(8,731,973)	(19,838,830)	(1,531,368)	(4,718,014)
Administrative Shares	(1,815,372)	(5,186,524)	(1,344,469)	(7,171,225)
Participant Shares	(2,356,460)	(3,616,149)	(1,510,522)	(5,114,883)
Service Shares			(30,151)	(306,236)
Select Shares			(35,508)	(43,293)
Agency Shares	(112,291)	(494,498)		(38,228)
Increase (Decrease) in Net Assets from
Beneficial Interest/Capital Stock Transactions	4,562,674	15,817,183	50,986	(7,428,344)
Total Increase (Decrease) In Net Assets	4,562,844	15,816,990	50,705	(7,458,901)
Net Assets ($):
Beginning of Period	39,041,562	23,224,572	7,468,112	14,927,013
End of Period	43,604,406	39,041,562	7,518,817	7,468,112

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Government		Dreyfus Government
	Cash Management		Prime Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2009	January 31,	July 31, 2009	January 31,
	(Unaudited)	2009	(Unaudited)	2009
Operations ($):
Investment income net	48,314	364,171	4,650	100,451
Net realized gain (loss) on investments		2,836	9	19
Net Increase (Decrease) in Net Assets
Resulting from Operations	48,314	367,007	4,659	100,470
Dividends to Shareholders from ($):
Investment income net:
Institutional Shares	(45,188)	(281,591)	(4,368)	(67,482)
Investor Shares	(1,260)	(44,651)	(28)	(10,951)
Administrative Shares	(1,705)	(26,146)	(230)	(9,100)
Participant Shares	(56)	(9,680)	(1)	(12,254)
Agency Shares	(105)	(2,103)	(23)	(666)
Total Dividends	(48,314)	(364,171)	(4,650)	(100,453)
Beneficial Interest
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	93,982,680	143,182,998	10,508,123	24,434,863
Investor Shares	5,631,923	12,562,114	931,537	2,843,963
Administrative Shares	2,019,236	7,389,922	2,400,041	5,977,471
Participant Shares	1,360,913	4,126,713	846,334	3,265,428
Agency Shares	126,088	1,190,425	43,265	262,921
Dividends reinvested:
Institutional Shares	13,266	105,370	1,548	35,987
Investor Shares	735	26,359	13	6,013
Administrative Shares	1,338	19,035	204	7,663
Participant Shares	29	5,350	1	10,713
Agency Shares	[a]	338	1	[a]
Cost of shares redeemed:
Institutional Shares	(97,063,029)	(118,878,645)	(12,214,337)	(20,358,570)
Investor Shares	(6,859,733)	(10,269,095)	(1,450,116)	(2,234,543)
Administrative Shares	(3,008,191)	(5,843,987)	(2,565,301)	(5,599,022)
Participant Shares	(1,580,228)	(3,915,680)	(1,366,472)	(2,641,115)
Agency Shares	(129,224)	(1,106,544)	(55,883)	(231,653)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,504,197)	28,594,673	(2,921,042)	5,780,119
Total Increase (Decrease) In Net Assets	(5,504,197)	28,597,509	(2,921,033)	5,780,136
Net Assets ($):
Beginning of Period	40,779,048	12,181,539	9,698,008	3,917,872
End of Period	35,274,851	40,779,048	6,776,975	9,698,008

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 73

STATEMENT OF CHANGES IN NET ASSETS (continued) (amounts in thousands)

	Dreyfus Treasury &		Dreyfus Treasury Prime
	Agency Cash Management		Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2009	January 31,	July 31, 2009	January 31,
	(Unaudited)	2009	(Unaudited)	2009
Operations ($):
Investment income net	9,807	202,411	5,172	199,425
Net realized gain (loss) on investments	46	984	(9)	668
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,853	203,395	5,163	200,093
Dividends to Shareholders from ($):
Investment income net:
Institutional Shares	(9,562)	(142,784)	(5,135)	(127,056)
Investor Shares	(4)	(33,210)	(8)	(43,949)
Administrative Shares	(214)	(19,966)	(10)	(9,190)
Participant Shares	(1)	(4,440)	(6)	(15,378)
Service Shares	[a]	(323)
Select Shares	[a]	(415)
Agency Shares	(26)	(947)	(13)	(3,852)
Premier Shares	[a]	(326)
Total Dividends	(9,807)	(202,411)	(5,172)	(199,425)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	34,593,262	75,007,689	31,038,960	94,609,837
Investor Shares	6,511,569	17,741,257	4,539,355	19,385,467
Administrative Shares	2,375,296	9,506,204	3,006,101	7,243,860
Participant Shares	969,764	3,422,940	5,607,537	17,271,629
Service Shares	4,267	544,153
Select Shares	36,318	115,831
Agency Shares	176,870	545,413	291,693	1,535,777
Premier Shares	664,737	440,976
Dividends reinvested:
Institutional Shares	2,927	58,212	2,097	71,888
Investor Shares	1	3,880	5	19,562
Administrative Shares	135	14,282	6	6,542
Participant Shares	[a]	1,188	5	11,922
Service Shares	[a]	[a]
Select Shares	[a]	200
Agency Shares	[a]	[a]	10	3,377
Premier Shares		[a]
Cost of shares redeemed:
Institutional Shares	(37,527,124)	(71,496,288)	(41,753,162)	(69,468,590)
Investor Shares	(7,519,392)	(17,911,593)	(7,330,986)	(14,456,010)
Administrative Shares	(2,928,762)	(8,923,463)	(3,851,860)	(5,162,606)
Participant Shares	(1,040,156)	(3,268,446)	(8,255,193)	(12,821,119)
Service Shares	(4,304)	(594,881)
Select Shares	(50,114)	(177,501)
Agency Shares	(135,966)	(482,115)	(606,410)	(1,129,927)
Premier Shares	(660,030)	(435,424)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,530,702)	4,112,514	(17,311,842)	37,121,609
Total Increase (Decrease) In Net Assets	(4,530,656)	4,113,498	(17,311,851)	37,122,277
Net Assets ($):
Beginning of Period	21,713,204	17,599,706	46,481,616	9,359,339
End of Period	17,182,548	21,713,204	29,169,765	46,481,616

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Municipal		Dreyfus New York
	Cash Management Plus		Municipal Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2009	January 31,	July 31, 2009	January 31,
	(Unaudited)	2009	(Unaudited)	2009
Operations ($):
Investment income net	6,739	33,984	2,934	16,959
Net realized gain (loss) on investments	3	175	31	88
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,742	34,159	2,965	17,047
Dividends to Shareholders from ($):
Investment income net:
Institutional Shares	(3,593)	(17,038)	(1,963)	(9,642)
Investor Shares	(762)	(7,833)	(764)	(5,199)
Administrative Shares	(2,290)	(8,324)	(156)	(1,297)
Participant Shares	(92)	(886)	(51)	(828)
Agency Shares	(2)	[a]	[a]	[a]
Total Dividends	(6,739)	(34,081)	(2,934)	(16,966)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	3,528,916	8,498,054	541,582	1,346,480
Investor Shares	352,401	942,362	413,115	746,092
Administrative Shares	1,028,718	1,651,865	59,327	119,808
Participant Shares	37,147	128,642	64,446	181,551
Agency Shares	13,868
Dividends reinvested:
Institutional Shares	2,217	6,404	327	1,792
Investor Shares	749	7,349	695	4,676
Administrative Shares	2,245	7,938	154	1,209
Participant Shares	92	877	51	827
Agency Shares	2	[a]	[a]	[a]
Cost of shares redeemed:
Institutional Shares	(3,123,300)	(9,701,968)	(497,045)	(1,262,094)
Investor Shares	(270,790)	(1,128,929)	(342,809)	(739,579)
Administrative Shares	(785,574)	(1,329,222)	(41,432)	(133,573)
Participant Shares	(47,608)	(105,308)	(86,093)	(177,886)
Agency Shares	(52)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	739,031	(1,021,936)	112,318	89,303
Total Increase (Decrease) In Net Assets	739,034	(1,021,858)	112,349	89,384
Net Assets ($):
Beginning of Period	1,567,499	2,589,357	1,030,853	941,469
End of Period	2,306,533	1,567,499	1,143,202	1,030,853

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 75

STATEMENT OF CHANGES IN NET ASSETS (continued) (amounts in thousands)

	Dreyfus Tax Exempt		Dreyfus California AMT-Free
	Cash Management		Municipal Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2009	January 31,	July 31, 2009	January 31,
	(Unaudited)	2009	(Unaudited)	2009
Operations ($):
Investment income net	20,517	118,001	568	5,530
Net realized gain (loss) on investments	315	140		15
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,832	118,141	568	5,545
Dividends to Shareholders from ($):
Investment income net:
Institutional Shares	(17,633)	(98,791)	(350)	(2,624)
Investor Shares	(1,110)	(8,945)	(83)	(1,074)
Administrative Shares	(1,566)	(9,616)	(25)	(25)
Participant Shares	(186)	(698)	(110)	(1,828)
Agency Shares	(22)	(48)	[a]	[a]
Total Dividends	(20,517)	(118,098)	(568)	(5,551)
Beneficial Interest
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	9,869,789	25,420,986	125,968	434,112
Investor Shares	561,860	1,561,565	119,702	312,402
Administrative Shares	512,541	2,917,935	56,927	7,203
Participant Shares	176,762	372,600	40,965	197,632
Agency Shares	26,264	4,689		[a]
Dividends reinvested:
Institutional Shares	9,105	44,543	317	2,439
Investor Shares	883	6,525	83	982
Administrative Shares	1,340	8,442	25	20
Participant Shares	1	197	110	1,819
Agency Shares	20	48	[a]	[a]
Cost of shares redeemed:
Institutional Shares	(9,716,842)	(24,644,410)	(88,115)	(460,094)
Investor Shares	(542,530)	(1,559,021)	(82,777)	(295,483)
Administrative Shares	(696,443)	(2,540,898)	(41,360)	(7,230)
Participant Shares	(136,766)	(293,178)	(65,440)	(244,762)
Agency Shares	(24,818)	(400)		[a]
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	41,166	1,299,623	66,405	(50,960)
Total Increase (Decrease) In Net Assets	41,481	1,299,666	66,405	(50,966)
Net Assets ($):
Beginning of Period	6,539,112	5,239,446	211,626	262,592
End of Period	6,580,593	6,539,112	278,031	211,626

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus New York AMT-Free
	Municipal Cash Management
	Six Months Ended	One Month Ended	Year Ended
	July 31, 2009	January 31,	December 31,
	(Unaudited)	2009[a]	2008[b,c]
Operations ($):
Investment income net	506	82	4,284
Net realized gain (loss) on investments	8		12
Net Increase (Decrease) in Net Assets Resulting from Operations	514	82	4,296
Dividends to Shareholders from ($):
Investment income net:
Institutional Shares	(182)	(30)	(1,207)
Investor Shares	(222)	(39)	(1,914)
Administrative Shares	(1)	[d]	[d]
Participant Shares	[d]	[d]	[d]
Classic Shares	(101)	(13)	(1,163)
Net realized gain on investments:
Institutional Shares			(2)
Investor Shares			(4)
Administrative Shares
Participant Shares
Classic Shares			(3)
Total Dividends	(506)	(82)	(4,293)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	65,750	29,278	172,559
Investor Shares	97,858	24,669	384,961
Administrative Shares	14,894		10
Participant Shares	[d]		10
Classic Shares	156,870	35,258	378,913
Dividends reinvested:
Institutional Shares	21	2	159
Investor Shares	60	8	481
Administrative Shares	1
Participant Shares
Classic Shares	101	13	1,163
Cost of shares redeemed:
Institutional Shares	(79,447)	(29,050)	(187,569)
Investor Shares	(100,132)	(22,523)	(424,300)
Administrative Shares	(14,758)
Participant Shares	[d]
Classic Shares	(170,910)	(31,891)	(386,352)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(29,692)	5,764	(59,965)
Total Increase (Decrease) In Net Assets	(29,684)	5,764	(59,962)
Net Assets ($):
Beginning of Period	227,675	221,911	281,873
End of Period	197,991	227,675	221,911

a The fund has changed its fiscal year end from December 31 to January 31.
b The fund commenced offering five classes of shares on the close of business September 12, 2008. The existing shares were redesignated and the fund added Administrative and
Participant shares.
c Represents information for the fund's predecessor, BNY Hamilton NewYork AMT-Free Money Market Fund through September 12, 2008.
[d] Amount represents less than $1,000.

See notes to financial statements.

The Funds 77

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund s financial statements. Please note that the financial highlights information in the following tables for Dreyfus New York AMT-Free Municipal Cash Management s Institutional, Investor and Classic shares represents the financial highlights of Dreyfus New York AMT-Free Municipal Cash Management s predecessor, BNY Hamilton NewYork AMT-Free Municipal Money Fund ( NewYork AMT-Free Municipal Money Fund ), before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations as of the close of business on September 12, 2008, and represents the performance of Dreyfus New York AMT-Free Municipal Cash Management s Institutional, Investor and Classic shares thereafter. Before Dreyfus New York AMT-Free Municipal Cash Management commenced operations, all of the assets of the New York AMT-Free Municipal Money Fund were transferred to Dreyfus NewYork AMT-Free Municipal Cash Management in exchange for Institutional, Investor and Classic shares of the fund in a tax-free reorganization.Total return shows how much your investment in Dreyfus NewYork AMT-Free Municipal Cash Management would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from Dreyfus NewYork AMT-Free Municipal Cash Management s predecessor s financial statements.

a	Annualized.
b	Expense waivers and/or reimbursements amounted to less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

a	Annualized.
b	From June 29, 2007 (commencement of initial offering) to January 31, 2008.
c	Amount represents less than $.001 per share.
[d]	Amount represents less than $1 million.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds 79

FINANCIAL HIGHLIGHTS (continued)

a	Annualized.
b	Amount represents less than $.001 per share.
c	Expense waivers and/or reimbursements amounted to less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

a	Annualized.
b	Amount represents less than $.001 per share.
c	Amount represents less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds 81

FINANCIAL HIGHLIGHTS (continued)

a	Annualized.
b	Amount represents less than $.001 per share.
c	Amount represents less than .01%.
[d]	From June 29, 2007 (commencement of initial offering) to January 31, 2008.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
f	Amount represents less than $1 million.

See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
e	Amount represents less than $1 million.

See notes to financial statements.

The Funds 83

FINANCIAL HIGHLIGHTS (continued)

a	Annualized.
b	Amount represents less than $1 million.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

a	Annualized.
b	Amount represents less than $1 million.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds 85

FINANCIAL HIGHLIGHTS (continued)

a	Annualized.
b	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
c	Amount represents less than $1 million.

See notes to financial statements.

Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($x1,000,000)
Dreyfus California AMT-Free Municipal Cash Management									
Institutional Shares									
Six Months Ended July 31, 2009 (Unaudited)	1.00	.003	(.003)	1.00	.67[a]	.33[a]	.22[a]	.62[a]	129
Year Ended January 31,									
2009	1.00	.019	(.019)	1.00	1.88	.22	.17	1.93	91
2008[b]	1.00	.017	(.017)	1.00	3.29[a]	.20[a]	.15[a]	3.15[a]	115
Investor Shares									
Six Months Ended July 31, 2009 (Unaudited)	1.00	.002	(.002)	1.00	.40[a]	.58[a]	.47[a]	.37[a]	61
Year Ended January 31,									
2009	1.00	.016	(.016)	1.00	1.63	.47	.42	1.68	24
2008[b]	1.00	.015	(.015)	1.00	3.05[a]	.45[a]	.40[a]	2.90[a]	6
Administrative Shares									
Six Months Ended July 31, 2009 (Unaudited)	1.00	.003	(.003)	1.00	.56[a]	.44[a]	.32[a]	.52[a]	16
Year Ended January 31,									
2009	1.00	.018	(.018)	1.00	1.78	.32	.27	1.83	–[c]
2008[b]	1.00	.016	(.016)	1.00	3.19[a]	.30[a]	.25[a]	3.05[a]	–[c]
Participant Shares									
Six Months Ended July 31, 2009 (Unaudited)	1.00	.001	(.001)	1.00	.26[a]	.73[a]	.61[a]	.23[a]	72
Year Ended January 31,									
2009	1.00	.015	(.015)	1.00	1.48	.62	.57	1.53	97
2008[b]	1.00	.014	(.014)	1.00	2.90[a]	.60[a]	.55[a]	2.75[a]	142
Agency Shares									
Six Months Ended July 31, 2009 (Unaudited)	1.00	.003	(.003)	1.00	.60[a]	.39[a]	.28[a]	.56[a]	–[c]
Year Ended January 31,									
2009	1.00	.018	(.018)	1.00	1.82	.28	.23	1.87	–[c]
2008[d]	1.00	.010	(.010)	1.00	3.09[a]	.26[a]	.21[a]	3.09[a]	–[c]

a	Annualized.
b	From August 1, 2007 (commencement of operations) to January 31, 2008.
c	Amount represents less than $1 million.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds 87

Represents information for the fund s predecessor, BNY Hamilton NewYork AMT-Free Money Market Fund through to September 12, 2008.
a Annualized.
b Expense waivers and/or reimbursements amounted to less than .01%.
c The fund has changed its fiscal year end from December 31 to January 31.
[d] Not annualized.
e Amount represents less than $.001 per share.
f Amount represents less than $1 million.
g From September 13, 2008 (commencement of initial offering) to December 31, 2008.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus NewYork Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a fund and collectively, the funds ) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the Act ). Each fund, other than Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management is diversified. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the Company ) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the Trust ). Each fund s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which are exempt from federal income tax; in the case of Dreyfus NewYork Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, which is exempt from federal, New York state and NewYork city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management only, which is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ( BNY Mellon ), serves as each fund s investment adviser.

As of the close of business on August 6, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by Dreyfus Cash Management s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Institutional Prime Money Market Fund, were transferred to Dreyfus Cash Management. Shareholders of Dreyfus Institutional Prime Money Market Fund voted affirmatively to approve the reorganization and subsequently received Administrative shares of Dreyfus Cash Management in an amount equal to the aggregate net asset value of the investment in Dreyfus Institutional Prime Money Market Fund at the time of the exchange.The net asset value of Dreyfus Cash Management s Administrative shares at the close of business on August 6, 2008, after the reorganization, was $1.00 per share, and a total of $783,342,509 Administrative shares representing net assets of $783,342,371, were issued to Dreyfus Institutional Prime Money Market Fund shareholders in the exchange. The exchange was a tax-free event to shareholders.

MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of the Manager, is the distributor of the funds shares, which are sold to the public without a sales charge. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares. In addition, Dreyfus Cash Management Plus and Dreyfus Treasury & Agency Cash Management also offer Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management also offers Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management also offers Classic Shares. Each share class, except Institutional Shares, are subject to a Service Plan adopted pursuant to Rule 12b-1 under the act. Other differences between the classes include the services offered (by service agents receiving 12b-1 fees) to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Funds 89

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of July 31, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon held the following shares:

Dreyfus Cash Management Plus, Inc.,
Agency shares	1,045
Dreyfus New York Municipal Cash
Management, Agency shares	1,032
Dreyfus California AMT-Free
Municipal Cash Management,
Agency shares	1,031
Dreyfus New York AMT-Free
Municipal Cash Management,
Administrative shares	10,000
Dreyfus New York AMT-Free
Municipal Cash Management,
Participant shares	10,000

It is each fund s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

The Company and the Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each fund s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds maximum exposure under these arrangements is unknown.The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(f) below), which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Trustees/Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the Board members to represent the fair value of each fund s investments.

The funds adopted Statement of Financial Accounting Standards No. 157 Fair Value Measurements ( FAS 157 ). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the funds investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1 quoted prices in active markets for identical
investments.

Level 2 other significant observable inputs (including
quoted prices for similar investments, interest rates, prepay-
ment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the
funds own assumptions in determining the fair value of
investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1 is a summary of the inputs used as of July 31, 2009 in valuing the funds investments:

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.Cost of investments represents amortized cost.

The funds have arrangements with the custodian and cash management bank whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statement of Operations.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Repurchase Agreements: Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller s agreement to repurchase and the fund s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus NewYork Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax

Table 1.

		Investments in Securities
	Level 1 Quoted	Level 2 Other Significant	Level 3 Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Cash Management		44,017,044,025		44,017,044,025
Dreyfus Cash Management Plus, Inc.		7,515,962,171		7,515,962,171
Dreyfus Government Cash Management		35,262,943,240		35,262,943,240
Dreyfus Government Prime Cash Management		6,763,621,901		6,763,621,901
Dreyfus Treasury & Agency Cash Management		17,161,797,708		17,161,797,708
Dreyfus Treasury Prime Cash Management		29,130,088,574		29,130,088,574
Dreyfus Municipal Cash Management Plus		2,314,039,074		2,314,039,074
Dreyfus New York Municipal Cash Management		1,101,983,270		1,101,983,270
Dreyfus Tax Exempt Cash Management		6,617,998,138		6,617,998,138
Dreyfus California AMT Tax-Free Municipal Cash Management		269,030,513		269,030,513
Dreyfus New York AMT Tax-Free Municipal Cash Management		190,164,376		190,164,376

The Funds 91

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2009, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the three-year period ended January 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 2 summarizes each relevant fund s unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2009.

The tax character of each relevant fund s distributions paid to shareholders (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management) during the fiscal year ended January 31, 2009, were all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

Table 3 summarizes the tax character of distributions paid to shareholders of Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal year ended January 31, 2009.

At July 31, 2009, for Cash Management Plus, accumulated net unrealized depreciation on investments was $32,652,064, consisting of $47,537,936 gross unrealized appreciation and $80,190,000 gross unrealized depreciation.

At July 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 2.

			Expiring in fiscal:		($ x 1,000)
	2012	2013	2014	2015	2016	2017	Total
Dreyfus Cash Management			40			193	233
Dreyfus Cash Management Plus, Inc.			4,986				4,986
Dreyfus Government Cash Management				1			1
Dreyfus Treasury & Agency Cash Management					117		117

If not applied, the carryovers expire in the above years.

Table 3.

Tax Character of Distributions Paid ($ x 1,000)
		2009
	Tax-Exempt	Ordinary	Long-Term
	Income	Income	Capital Gain
Dreyfus Municipal Cash Management Plus	33,984	73	24
Dreyfus New York Municipal Cash Management	16,959	[a]	7
Dreyfus Tax Exempt Cash Management	118,001	60	37
Dreyfus California AMT-Free Municipal Cash Management	5,530	21
Dreyfus New York AMT-Free Municipal Cash Management	82

a Amount represents less than $1,000.

(f) Capital Support Agreement: Dreyfus Cash Management Plus, Inc. holds notes (the Notes ) issued by Lehman Brothers Holdings, Inc. ( Lehman ). In order to mitigate the negative impact of holding these securities in light of the bankruptcy of Lehman on September 16, 2008, the fund entered into a Capital Support Agreement (the Agree-ment ) with BNY Mellon, the parent company of the fund s adviser. Pursuant to the Agreement, BNY Mellon has agreed to provide capital support to the fund, subject to a maximum amount of $97.2 million (the Maximum Capital Support Payment ), if any of the following events result in the fund s net asset value falling below $0.9950:

(i) Any final sale or other final liquidation of the Notes by the fund for cash in an amount, after deduction of costs, which is less than the amortized cost value of the Notes as of the date such sale or liquidation is consummated;

(ii) Receipt by the fund of final payment on the Notes in cash in an amount less than the amortized cost value of the Notes less costs in respect thereof, as of the date such final payment is received;

(iii) The date upon which a court of competent jurisdiction over the matter discharges Lehman from liability in respect of the Notes, and such discharge results in the receipt of aggregate payments on the Notes in an amount less than the amortized cost value of the Notes, less costs in respect thereof, as of the date such final payment is received; and

(iv) The receipt by the fund of any security or other instrument in exchange for, or as a replacement of, the Notes as a result of an exchange offer, debt restructuring, reorganization or similar transaction pursuant to which the Notes are exchanged for, or replaced with, new securities of Lehman or a third party and such new securities are or become Eligible Securities, as defined in sub-paragraph (a)(10) of Rule 2a-7 promulgated under the Act, and have an aggregate value that is less than the aggregate amortized cost value of the Notes on the date the fund receives such new securities.

The obligations of BNY Mellon to provide capital support shall terminate upon the earliest to occur of (i) the repayment in full of the Notes, (ii) BNY Mellon making payments equal to the Maximum Capital Support Payment, (iii) the date on which the fund no longer holds any Notes, (iv) the mutual agreement of the fund and BNY Mellon to terminate the Agreement and (v) 5:00 p.m. Eastern Time on the date which is 364 days from the date of the Agreement unless the term of the Agreement is extended pursuant to the Agreement s terms.

(g) Treasury s Temporary Guarantee Program: Each fund entered into a Guarantee Agreement with the United States Department of the Treasury (the Treasury ) to participate in the Treasury s Temporary Guarantee Program for Money Market Funds (the Program ).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund s net asset value per share fell below $0.995 (a Guarantee Event ) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

For Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, the Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015% except for Dreyfus Cash Management Plus, Inc., which was .015%, .022% and .023%, respectively, of the

The Funds 93

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

funds shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the funds without regard to any expense limitation in effect.

For Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management, the Program which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009.The funds participation in the Program expired effective May 1, 2009. As a result, shareholder assets in the funds that were covered under the Program since September 19, 2008 were no longer covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the funds shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the funds without regard to any expense limitation in effect.

NOTE 2 Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended July 31, 2009, the following funds had reimbursements pursuant to the undertaking: Dreyfus Cash Management $29,520, Dreyfus Cash Management Plus, Inc. $37,363; Dreyfus Government Cash Management $847,479, Dreyfus Government Prime Cash Management $1,466,239; Dreyfus Treasury & Agency Cash Management $2,535,968; Dreyfus Treasury Prime Cash Management $13,609,321, Dreyfus Tax Exempt Cash Management $16,237, Dreyfus California AMT-Free Municipal Cash Management $3,283 and Dreyfus NewYork AMT-Free Municipal Cash Management $63.

The Manager currently is limiting the following funds' operating expenses or assuming all or part of the expenses of the funds.These expense limitations and waivers are voluntary, not contractual, and may be terminated at any time. During the period ended July 31, 2009, the following funds had reimbursements pursuant to the limitation: Dreyfus Cash Management $1,259,553, Dreyfus Cash Management Plus, Inc. $541,525, Dreyfus Government Cash Management $1,375,040, Dreyfus Government Prime Cash Management $472,760, Dreyfus Treasury & Agency Cash Management $947,280, Dreyfus Treasury Prime Cash Management $1,629,781, Dreyfus Municipal Cash Management Plus $373,277, Dreyfus New York Municipal Cash Management $153,927, Dreyfus Tax Exempt Cash Management $635, 868 and Dreyfus California AMT-Free Municipal Cash Management $80,608.

As to Dreyfus California AMT-Free Municipal Cash Management, the Manager waived receipt of a portion of the management fee, in the amount of .05% of the value of the fund s average daily net assets from February 1, 2009 through July 31, 2009.The reduction in management fee, pursuant to the undertaking, amounted to $63,073 during the period ended July 31, 2009.This agreement was, and continues to be terminable at any time.

As to Dreyfus New York AMT-Free Municipal Cash Management, the Manager has agreed until September 30, 2010, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund s Investor Shares, Administrative Shares, Participant Shares, and Classic Shares, Rule 12b-1 Service Plan expenses from February 1, 2009 through September 30, 2010. There was no reduction in expenses, pursuant to the undertaking during the period ended July 31, 2009.

(b) Under each fund s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund s Investor Shares,Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not hold Agency Shares), Dreyfus Cash Management Plus , Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management s, Service Shares, Select Shares and Premier Shares and Dreyfus NewYork AMT-Free Municipal Cash Management s Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts ( Servicing ). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Investor, Administrative, Participant, Agency, Service, Select, Premier and Classic Shares a consolidated statement.The Service Agent generally also will provide the holders of Investor, Participant, Premier, Service and/or Select Shares, automated teller check writing privileges and, in the case of Participant, Premier, Service or Select Shares, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a service fee as defined under the Conduct Rules of the Financial Industry Regulatory Authority ( FINRA ), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended July 31, 2009.

Table 4.

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	5,933,127	697,943	2,572,943			66,644
Dreyfus Cash
Management Plus, Inc.	1,804,211	569,490	1,349,948	13,695	44,139	[a]
Dreyfus Government
Cash Management	4,694,676	833,694	1,294,193			27,044
Dreyfus Government Prime
Cash Management	945,568	333,509	2,025,461			13,266
Dreyfus Treasury & Agency
Cash Management	3,647,590	486,742	846,090	14,279	93,862	23,026	83,299
Dreyfus Treasury Prime
Cash Management	7,213,123	942,123	8,014,210			62,259
Dreyfus Municipal
Cash Management Plus	391,277	360,317	105,550			248
Dreyfus New York Municipal
Cash Management	443,067	27,172	73,342
Dreyfus Tax Exempt
Cash Management	739,184	289,605	330,330			2,790
Dreyfus California AMT-Free
Municipal Cash Management	59,116	5,322	164,272
Dreyfus New York AMT-Free
Municipal Cash Management	110,578	181	20					190,794

a Amount represents less than $1.

The Funds 95

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each fund (except for Dreyfus New York AMT-Free Municipal Cash Management) has adopted a Shareholder Services Plan (the Plan ), with respect to their Institutional shares. Each fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. Table 5 summarizes the amount each fund was charged pursuant to the Plan during the period ended July 31, 2009.

The funds (except for Dreyfus New York AMT-Free Municipal Cash Management) compensate Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the funds. Table 6 summarizes the amount each fund was charged during the period ended July 31, 2009, pursuant to the transfer agency agreement.

The funds (except for Dreyfus New York AMT-Free Municipal Cash Management) compensate The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Table 7 summarizes the amount each fund was charged during the period ended July 31, 2009, pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

Table 5.

Institutional
Shares ($)
Dreyfus Cash Management	243,394
Dreyfus Cash Management Plus, Inc.	51,486
Dreyfus Government Cash Management	178,350
Dreyfus Government Prime Cash Management	22,892
Dreyfus Treasury & Agency Cash Management	110,975
Dreyfus Treasury Prime Cash Management	160,842
Dreyfus Municipal Cash Management Plus	18,684
Dreyfus New York Municipal Cash Management	12,404
Dreyfus Tax Exempt Cash Management	182,865
Dreyfus California AMT-Free Municipal Cash Management	146

Table 6.

Transfer Agency
Fees ($)
Dreyfus Cash Management	33,764
Dreyfus Cash Management Plus, Inc.	38,877
Dreyfus Government Cash Management	34,682
Dreyfus Government Prime Cash Management	33,506
Dreyfus Treasury & Agency Cash Management	38,154
Dreyfus Treasury Prime Cash Management	121,056
Dreyfus Municipal Cash Management Plus	2,653
Dreyfus New York Municipal Cash Management	4,094
Dreyfus Tax Exempt Cash Management	10,281
Dreyfus California AMT-Free Municipal Cash Management	839

The funds (except for Dreyfus New York AMT-Free Municipal Cash Management) also compensate The Bank of New York Mellon under a custody agreement for providing custodial services for each fund. Table 8 summarizes the amount each fund was charged during the period ended July 31, 2009, pursuant to the custody agreement.

During the period ended July 31, 2009, each fund (except for Dreyfus New York AMT-Free Municipal Cash Management) was charged $3,341 for services performed by the Chief Compliance Officer.

Table 9 summarizes the components of Due to The Dreyfus Corporation and affiliates in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees are allocated to each fund based on net assets, and each fund pays its Board members an attendance fee of $500 per meeting. Currently, Board members fees are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2(a).

NOTE 3 Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 120 billion shares of $.001 par value Common Stock.

NOTE 4 Reverse Repurchase Agreements:

Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the fund of an underlying debt

Table 7.

Cash Management
Fees ($)
Dreyfus Cash Management	2,900
Dreyfus Cash Management Plus, Inc.	4,044
Dreyfus Government Cash Management	3,677
Dreyfus Government Prime Cash Management	3,514
Dreyfus Treasury & Agency Cash Management	4,475
Dreyfus Treasury Prime Cash Management	11,478
Dreyfus Municipal Cash Management Plus	157
Dreyfus New York Municipal Cash Management	295
Dreyfus Tax Exempt Cash Management	728
Dreyfus California AMT-Free Municipal Cash Management	26

Table 8.

Custody
Fees ($)
Dreyfus Cash Management	138,551
Dreyfus Cash Management Plus, Inc.	59,193
Dreyfus Government Cash Management	148,548
Dreyfus Government Prime Cash Management	51,539
Dreyfus Treasury & Agency Cash Management	105,887
Dreyfus Treasury Prime Cash Management	113,551
Dreyfus Municipal Cash Management Plus	37,810
Dreyfus New York Municipal Cash Management	28,419
Dreyfus Tax Exempt Cash Management	55,154
Dreyfus California AMT-Free Municipal Cash Management	15,109

The Funds 97

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

instrument in return for cash proceeds based on a percentage of value of the security. The funds retain the right to receive interest and principal payments on the security. At an agreed upon future date, the funds repurchase the security at principal plus accrued interest. Reverse repurchase agreements may subject the funds to interest rate risk and counterparty credit risk. As of July 31, 2009, there were no open reverse repurchase agreements.

NOTE 5 Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.

On September 9, 2009, Dreyfus Cash Management Plus, Inc. sold the Notes it held in Lehman and therefore the payment required by the Capital Support Agreement was made by BNY Mellon to the fund.This payment met the conditions set forth in the Capital Support Agreement and the agreement is now terminated. See Note 1(f). Subsequently, the adviser made an additional capital contribution to the fund.

As of September 19, 2009, theTreasury'sTemporary Guarantee Program was terminated by the Treasury. See Note 1(g). As such, the following funds are no longer eligible for protection under the Program: Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management.

Table 9.

		Rule 12B-1			Chief
		Distribution	Shareholder		Compliance	Transfer	Less Expense
	Management	Plan	Services Plan	Custodian	Officer	Agency	Reimbursement
	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)

Dreyfus Cash Management	7,154,506	1,544,146	39,000	108,372	557	5,627	189,647
Dreyfus Cash
Management Plus, Inc.	1,112,738	590,050	8,000	24,540	557	6,481	123,776
Dreyfus Government
Cash Management	6,075,403	1,096,413	30,000	97,460	557	3,061	650,417
Dreyfus Government Prime
Cash Management	1,174,705	479,766	4,000	20,500	557	3,046	346,297
Dreyfus Treasury & Agency
Cash Management	3,019,093	751,535	18,000	55,235	557	3,468	657,192
Dreyfus Treasury Prime
Cash Management	5,007,202	2,219,417	26,000	80,638	557	13,406	2,378,368
Dreyfus Municipal
Cash Management Plus	392,612	167,772	3,000	9,676	557	442	55,625
Dreyfus New York Municipal
Cash Management	184,883	98,029	2,000	6,719	557	682	36,902
Dreyfus Tax Exempt
Cash Management	1,205,024	233,510	29,000	22,123	557	1,777	120,086
Dreyfus California AMT-Free
Municipal Cash Management	49,706	40,218		2,884	557	140	40,460
Dreyfus New York AMT-Free
Municipal Cash Management	35,066	48,045					63

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

ALL CASH MANAGEMENT FUNDS

At a Joint Meeting of the Board of each fund held on May 18, 2009, the Board considered the re-approval for an annual period of each fund s Management Agreement, pursuant to which the Manager provides each fund with investment advisory and administrative services. The Board members, none of whom are interested persons (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to each Fund. The Board members received a presentation from representatives of the Manager regarding services provided to each fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to each fund pursuant to each fund s Management Agreement.The Manager s representatives noted that the funds serve institutional investors acting for themselves or in a fiduciary capacity, and reviewed the nature of the relationships that the Manager has with various institutions and intermediaries and the different needs of each.The Manager s representatives noted the sales and servicing support provided by the distrib-utor s Dreyfus Cash Investment Services Division to each fund, the diversity of distribution of the funds in the Dreyfus complex generally, and the Manager s need for broad, deep, and diverse resources to be able to provide ongoing shareholder services among various distribution channels. The Board also reviewed the number of shareholder accounts in each fund, as well as each fund s asset size.

The Board members also considered the Manager s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of Each Fund s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included infor-

mation comparing each fund s management fee and expense ratio (based on each fund s Institutional Shares) with a group of comparable funds (the Expense Group ) and with a broader group of funds (the Expense Universe ) that were selected by Lipper.The Board reviewed the results of Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of March 31, 2009. Included in each fund s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented each fund s performance (for each fund s Institutional Shares) for various periods ended March 31, 2009, and placed significant emphasis on comparisons of total return performance for each fund to the same group of funds as the fund s Expense Group (the Performance Group ) and to a group of funds that was broader than the fund s Expense Universe (the Performance Universe ) that also were selected by Lipper.

DREYFUS CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund s contractual management fee was at the Expense Group median and that the fund s actual management fee was three basis points higher than the Expense Group median and Expense Universe median.The Board also noted that the fund s total expense ratio was less than two basis points higher than the Expense Group median and lower than the Expense Universe median.

With respect to the fund s performance, the Board noted that the fund achieved total return results variously at, higher, and lower than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to ten years. The Board noted the low absolute returns and the very narrow spreads in the returns among the fund and the Performance Group funds for each reported time period.The Board noted that most of the Performance Group funds that had a lower actual management fee than the fund also had an expense reduction in effect, and the Board consid-

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INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

ered the extent to which this may have been reflected in the performance of the fund relative to the Performance Group median. The Board also noted the portfolio manager s presentation of the strategies for managing the fund s average maturity and credit risk profile over the past year.

In addition, a representative of the Manager advised the Board members that money market funds which participated in the U.S. Treasury Department s Temporary Guarantee Program for Money Market Funds (the Program ) made payments to the Treasury Department for participation in the Program in October 2008, December 2008, and April 2009, at a rate of .01%, .015%, and .015% of a fund s assets eligible for coverage under the Program, and that generally the participating funds (including the fund) paid these expenses directly, even if there was an expense limitation in effect. It was noted that the fund s expense information was derived from its January 31, 2009 annual report, which reflected the two payments made by the fund for Program participation. It also was noted that the expense ratio information for one other Expense Group fund was derived from a report dated December 31, 2008, and in the case of each other Expense Group fund from reports dated on or before October 31, 2008, meaning that the total expense ratio reported for those funds reflects only one Program payment or did not reflect any Program payments at all.The Board considered this information and the associated differences in the reported expense ratio of the fund and each Expense Group fund when comparing the fund s total expense ratio to the Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the Similar Funds ), and explained the nature of the Similar Funds and the differences, from the Manager s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included funds used primarily as sweep vehicles for asset management accounts as well as funds with investment minimums ranging from $100,000 to $1 billion.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund s management fee.

The Manager s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS CASH MANAGEMENT PLUS, INC.

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund s contractual management fee was at the Expense Group median and that the fund s actual management fee was three basis points higher than the Expense Group median and Expense Universe median.The Board also noted that the fund s total expense ratio was three basis points higher than the Expense Group median and lower than the Expense Universe median.

With respect to the fund s performance, the Board noted that the fund achieved total return results at the Performance Group median for the 1-year period, lower than the Performance Group median for each longer-term time period up to ten years and higher than the Performance Universe median for each reported time period up to ten years.The Board noted the low absolute returns and the very narrow spreads in the returns among the fund and the Performance Group funds for each reported time period, including that for each time period of more than one year the fund s performance was no more than five basis points lower than the median for any time period.The Board noted that most of the Performance Group funds that had a lower actual management fee than the fund also had an expense reduction in effect, and the Board considered the extent to which this may have been reflected in the performance of the fund relative to the Performance Group median. The Board also noted the portfolio manager s presentation of the strategies for managing the fund s average maturity and credit risk profile over the past year.

In addition, a representative of the Manager advised the Board members that money market funds which participated in the U.S. Treasury Department s Temporary Guarantee Program for Money Market Funds (the Program ) made payments to the Treasury Department for participation in the Program in October 2008, December 2008, and April 2009, at a rate of .01%, .015%, and .015% of a fund s assets eligible for coverage under the Program, and that generally the participating funds (including the fund) paid these expenses directly, even if there was an expense limitation in effect. It was noted that the fund s expense information was derived from its January 31, 2009 annual report, which reflected the two payments made by the fund for Program participation. It also was noted that the expense ratio information for each other Expense Group fund was derived from reports dated on or before November 30, 2008, meaning that the total expense ratio reported for those funds reflect only one Program payment or did not reflect any Program payments at all.The Board considered this information and the associated differences in the reported expense ratio of the fund and each Expense Group fund when comparing the fund s total expense ratio to the Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included funds used primarily as sweep vehicles for asset management accounts as well as funds with investment minimums ranging from $100,000 to $1 billion.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund s management fee.

The Manager s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS GOVERNMENT CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund s contractual management fee approximated the Expense Group median and that the fund s actual management fee was higher (by less than two and three basis points, respectively) than the Expense Group median and Expense Universe median. The Board also noted that the fund s total expense ratio was less than two basis points higher than the Expense Group median and lower than the Expense Universe median.

With respect to the fund s performance, the Board noted that the fund achieved total return results lower than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to ten years. The Board noted the low absolute returns and the very narrow spreads in the returns among the fund and the Performance Group funds for each reported time period, including that the fund s performance was no more than four basis points lower than the median for any time period. The Board noted that most of the Performance Group funds that had a lower actual management fee than the fund also had an expense reduction in effect, and the Board considered the extent to which this may have been reflected in the performance of the fund relative to the Performance Group median. The Board noted the portfolio manager s presentation of the strategy for managing the fund s average maturity over the past year.

In addition, a representative of the Manager advised the Board members that money market funds which participated in the U.S. Treasury Department s Temporary Guarantee Program for Money Market Funds (the Program ) made payments to the Treasury Department for participation in the Program in October 2008, December 2008, and April 2009, at a rate of .01%, .015%, and .015% of a fund s assets eligible for coverage under the Program, and that generally the par-

The Funds 101

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

ticipating funds (including the fund) paid these expenses directly, even if there was an expense limitation in effect. It was noted that the fund s expense information was derived from its January 31, 2009 annual report, which reflected the two payments made by the fund for Program participation. It also was noted that the expense ratio information for one other Expense Group fund was derived from a report dated December 31, 2008, and in the case of each other Expense Group fund from reports dated on or before November 30, 2008, meaning that the total expense ratio reported for those funds reflect only one Program payment or did not reflect any Program payments at all. The Board considered this information and the associated differences in the reported expense ratio of the fund and each Expense Group fund when comparing the fund s total expense ratio to the Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the difference, from the Manager s perspective, in providing services to the Similar Funds as compared to the fund. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund s management fee.

The Manager s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund s contractual management fee was lower than the Expense Group median and that the fund s actual management fee was higher (by one and two basis points, respectively) than the Expense Group median and Expense Universe median.The Board also noted that the fund s total expense ratio was less than two basis points higher than the Expense Group median and lower than the Expense Universe median.

With respect to the fund s performance, the Board noted that the fund achieved total return results lower than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to ten years. The Board noted the low absolute returns and the very narrow spreads in the returns among the fund and the Performance Group funds for each reported time period, including that the fund s performance was no more than five basis points lower than the median for each reported time period of more than one year. The Board noted that most of the Performance Group funds that had a lower actual management fee than the fund also had an expense reduction in effect, and the Board considered the extent to which this may have been reflected in the performance of the fund relative to the Performance Group median. The Board noted the portfolio manager s presentation of the strategy for managing the fund s average maturity over the past year.

In addition, a representative of the Manager advised the Board members that money market funds which participated in the U.S. Treasury Department s Temporary Guarantee Program for Money Market Funds (the Program ) made payments to the Treasury Department for participation in the Program in October 2008, December 2008, and April 2009, at a rate of .01%, .015%, and .015% of a fund s assets eligible for coverage under the Program, and that generally the participating funds (including the fund) paid these expenses directly, even if there was an expense limitation in effect. It was noted that the fund s expense information was derived from its January 31, 2009 annual report, which reflected the two payments made by the fund for Program participation. It also was noted that the expense ratio information for one other Expense Group fund was derived from a report dated December 31, 2008, and in the case of each other Expense Group fund from reports dated on or before November 30, 2008, meaning that the total expense ratio reported for those funds reflect only one Program payment or did not reflect any Program payments at all.The Board considered this information and the associated differences in the reported expense ratio of the fund and each Expense Group fund when comparing the fund s total expense ratio to the Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the difference, from the Manager s perspective, in providing services to the Similar Funds as compared to the fund. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund s management fee.

The Manager s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund s contractual management fee was at the Expense Group median and that the fund s actual management fee was higher (by two basis points and three basis points, respectively) that the Expense Group median and Expense Universe median. The Board also noted that the fund s total expense ratio was less than two basis points higher than the Expense Group median and lower than the Expense Universe median.

With respect to the fund s performance, the Board noted that the fund achieved total return results lower than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to ten years. The Board noted the low absolute returns and the very narrow spreads in the returns among the fund and the Performance Group funds for each reported time period, including that the fund s performance was no more than five basis points lower than the median for each reported time period of longer than one year. The Board noted that most of the Performance Group funds that had a lower actual management fee than the fund also had an expense reduction in effect, and the Board considered the extent to which this may have been reflected in the performance of the fund relative to the Performance Group median. The Board noted the portfolio manager s presentation of the strategy for managing the fund s average maturity over the past year.

In addition, a representative of the Manager advised the Board members that money market funds which participated in the U.S. Treasury Department s Temporary Guarantee Program for Money Market Funds (the Program ) made payments to the Treasury Department for participation in the Program in October 2008, December 2008, and April 2009, at a rate of .01%, .015%, and .015% of a fund s assets eligible for coverage under the Program, and that generally the participating funds (including the fund) paid these expenses directly, even if there was an expense limitation in effect. It was noted that the fund s expense information was derived from its January 31, 2009 annual report, which reflected the two payments made by the fund for Program participation. It also was noted that the expense ratio information for one other Expense Group fund was derived from a report dated December 31, 2008, and in the case of each other Expense Group fund from reports dated on or before October 31, 2008, meaning that the total expense ratio reported for those funds reflects only one Program payment or did not reflect any Program payments at all. The Board considered this information and the associated differences in the reported expense ratio of the fund and each Expense Group fund when comparing the fund s total expense ratio to the Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included funds used primarily as a sweep vehicle for asset

The Funds 103

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

management accounts as well as funds with investment minimums close to or the same as that of the fund. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund s management fee.

The Manager s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS TREASURY PRIME CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund s contractual management fee was at the Expense Group median and that the fund s actual management fee was higher (by two basis points and three basis points, respectively) that the Expense Group median and Expense Universe median. The Board also noted that the fund s total expense ratio was less than two basis points higher than the Expense Group median and lower than the Expense Universe median.

With respect to the fund s performance, the Board noted that the fund achieved total return results variously at, higher, and lower than the Performance Group median, and at or higher than the Performance Universe median, for each reported time period up to ten years. The Board noted the low absolute returns and the very narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board noted that each Performance Group fund that had a lower actual management fee than the fund also had an expense reduction in effect, and the Board considered the extent to which this may have been reflected in the performance of the fund relative to the Performance Group median. The Board also noted the portfolio manager s presentation of the strategy for managing the fund s average maturity over the past year.

In addition, a representative of the Manager advised the Board members that money market funds which participated in the U.S. Treasury Department s Temporary Guarantee Program for Money Market Funds (the Program ) made payments to the Treasury Department for participation in the Program in October 2008, December 2008, and April 2009, at a rate of .01%, .015%, and .015% of a fund s assets eligible for coverage under the Program, and that generally the participating funds (including the fund) paid these expenses directly, even if there was an expense limitation in effect. It was noted that the fund s expense information was derived from its January 31, 2009 annual report, which reflected the two payments made by the fund for Program participation. It also was noted that the expense ratio information for several other Expense Group funds was derived from reports dated on or before November 30, 2008, meaning that the total expense ratio reported for those funds reflect only one Program payment or did not reflect any Program payments at all.The Board considered this information and the associated differences in the reported expense ratio of the fund and each Expense Group fund when comparing the fund s total expense ratio to the Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager s perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included funds used primarily as a sweep vehicle for asset management accounts as well as funds with investment minimums close to or the same as that of the fund.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund s management fee.

The Manager s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS TAX EXEMPT CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund s contractual management fee was lower than the Expense Group median and that the fund s actual management fee was higher (by three basis points and two basis points, respectively) that the Expense Group median and Expense Universe median. The Board also noted that the fund s total expense ratio was less than two basis points higher than the Expense Group median and lower than the Expense Universe median.

With respect to the fund s performance, the Board noted that the fund achieved total return results higher than the Performance Group median and Performance Universe median for each reported time period up to ten years. The Board also noted the low absolute returns for the Performance Group funds and the portfolio manager s presentation for managing the fund s average maturity and credit risk profile over the past year.

In addition, a representative of the Manager advised the Board members that money market funds which participated in the U.S. Treasury Department s Temporary Guarantee Program for Money Market Funds (the Program ) made payments to the Treasury Department for participation in the Program in October 2008, December 2008, and April 2009, at a rate of .01%, .015%, and .015% of a fund s assets eligible for coverage under the Program, and that generally the participating funds (including the fund) paid these expenses directly, even if there was an expense limitation in effect. It was noted that the fund s expense information was derived from its January 31, 2009 annual report, which reflected the two payments made by the fund for Program participation. It also was noted that the expense ratio information for each Expense Group fund was derived from reports dated on or before October 31, 2008, meaning that the total expense ratio reported for those funds reflect only one Program payment or did not reflect any Program payments at all. The Board considered this information and the associated differences in the reported expense ratio of the fund and each Expense Group fund when comparing the fund s total expense ratio to the Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager s perspective, in pro-

viding services to the Similar Funds as compared to the fund. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund s management fee.

The Manager s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund s contractual management fee was lower than the Expense Group median and that the fund s actual management fee was less than two basis points higher than the Expense Group median and Expense Universe median. The Board also noted that the fund s total expense ratio was less than two basis points higher than the Expense Group median and lower than the Expense Universe median.

With respect to the fund s performance, the Board noted that the fund achieved total return results higher than the Performance Group median and Performance Universe median for each reported time period up to ten years. The Board also noted the low absolute returns for the Performance Group funds and the portfolio manager s presentation for managing the funds average maturity and credit risk profile over the past year.

In addition, a representative of the Manager advised the Board members that money market funds which participated in the U.S. Treasury Department s Temporary Guarantee Program for Money Market Funds (the Program ) made payments to the Treasury Department for participation in the Program in October 2008, December 2008, and April 2009, at a rate of .01%, .015%, and .015% of a fund s assets eligible for coverage under the Program, and that generally the participating funds (including the fund) paid these expenses directly, even if there was an expense limitation in effect. It

The Funds 105

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

was noted that the fund s expense information was derived from its January 31, 2009 annual report, which reflected the two payments made by the fund for Program participation. It also was noted that the expense ratio information for two other Expense Group funds was derived from report dated December 31, 2008, and in the case of each other Expense Group fund from reports dated on or before November 30, 2008, meaning that the total expense ratio reported for those funds reflect only one Program payment or did not reflect any Program payments at all. The Board considered this information and the associated differences in the reported expense ratio of the fund and each Expense Group fund when comparing the fund s total expense ratio to the Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager s perspective, in providing services to the Similar Funds as compared to the fund. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund s management fee.

The Manager s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund s contractual management fee was lower than the Expense Group median and that the fund s actual management fee was lower than the Expense Group median and higher than the Expense Universe median.The Board also noted that the fund s total expense ratio was lower than the Expense Group median and Expense Universe median.

With respect to the fund s performance, the Board noted that the fund achieved the number one total return ranking among its Performance Group, and the number one or number two total return ranking among its Performance Universe, for each reported time period up to ten 10 years. The Board also noted the low absolute returns for the Performance Group funds and the portfolio manager s presentation for managing the funds average maturity and credit risk profile over the past year.

In addition, a representative of the Manager advised the Board members that money market funds which participated in the U.S. Treasury Department s Temporary Guarantee Program for Money Market Funds (the Program ) made payments to the Treasury Department for participation in the Program in October 2008, December 2008, and April 2009, at a rate of .01%, .015%, and .015% of a fund s assets eligible for coverage under the Program, and that generally the participating funds (including the fund) paid these expenses directly, even if there was an expense limitation in effect. It was noted that the fund s expense information was derived from its January 31, 2009 annual report, which reflected the two payments made by the fund for Program participation. It also was noted that the expense ratio information for two other Expense Group funds was derived from reports dated on or before January 31, 2009, and in the case of each other Expense Group fund from reports dated on or before October 31, 2008, meaning that the total expense ratio reported for those funds reflect only one Program payment or did not reflect any Program payments at all. The Board considered this information and the associated differences in the reported expense ratio of the fund and each Expense Group fund when comparing the fund s total expense ratio to the Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included one fund used primarily as a sweep vehicle for asset manage-

ment accounts as well as two other retail funds. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund s management fee.

The Manager s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS NEW YORK AMT-FREE MUNICIPAL CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund s contractual management fee was lower than the Expense Group median and that the fund s actual management fee was lower than the Expense Group median and Expense Universe median. The Board also noted that the fund s total expense ratio was lower than the Expense Group median and Expense Universe median.

With respect to the fund s performance, the Board noted that the fund achieved the number one total return ranking among its Performance Group for the one-year period and the number two total return ranking in its Performance Group for each longer-term time period up to ten years, and total return results that were higher than the Performance Universe median for each reported time period up to ten years.The Board also noted the low absolute returns for the Performance Group funds and the portfolio manager s presentation for managing the funds average maturity and credit risk profile over the past year.

In addition, a representative of the Manager advised the Board members that money market funds which participated in the U.S. Treasury Department s Temporary Guarantee

Program for Money Market Funds (the Program ) made payments to the Treasury Department for participation in the Program in October 2008, December 2008, and April 2009, at a rate of .01%, .015%, and .015% of a fund s assets eligible for coverage under the Program, and that generally the participating funds (including the fund) paid these expenses directly, even if there was an expense limitation in effect. It was noted that the fund s expense information was derived from its January 31, 2009 annual report, which reflected the two payments made by the fund for Program participation. It also was noted that the expense ratio information for several other Expense Group funds was derived from reports dated on or before October 31, 2008, meaning that the total expense ratio reported for those funds reflect only one Program payment or did not reflect any Program payments at all.The Board considered this information and the associated differences in the reported expense ratio of the fund and each Expense Group fund when comparing the fund s total expense ratio to the Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included one fund used primarily as a sweep vehicle for asset management accounts as well as two other retail funds. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund s management fee.

The Manager s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

The Funds 107

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund s contractual management fee was lower than the Expense Group median and that the fund s actual management fee was lower than the Expense Group median and Expense Universe median.The Board also noted that the fund s total expense ratio was lower than the Expense Group median and Expense Universe median.

With respect to the fund s performance, the Board noted that the fund achieved the number one total return ranking among its Performance Group, and the number three return ranking among its Performance Universe, for the reported one-year time period.The Board also noted the low absolute returns for the Performance Group funds and the portfolio manager s presentation for managing the funds average maturity and credit risk profile over the past year.

In addition, a representative of the Manager advised the Board members that money market funds which participated in the U.S. Treasury Department s Temporary Guarantee Program for Money Market Funds (the Program ) made payments to the Treasury Department for participation in the Program in October 2008, December 2008, and April 2009, at a rate of .01%, .015%, and .015% of a fund s assets eligible for coverage under the Program, and that generally the participating funds (including the fund) paid these expenses directly, even if there was an expense limitation in effect. It was noted that the fund s expense information was derived from its January 31, 2009 annual report, which reflected the two payments made by the fund for Program participation. It also was noted that the expense ratio information for several other Expense Group funds was derived from reports dated on or before October 31, 2008, meaning that the total expense ratio reported for those funds reflect only one Program payment or did not reflect any Program payments at all.The Board considered this information and the associated differences in the reported expense ratio of the fund and each Expense Group fund when comparing the fund s total expense ratio to the Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager s perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included one fund used primarily as a sweep vehicle for asset management accounts as well as two other retail funds. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund s management fee.

The Manager s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for each fund and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for each fund, including each funds larger asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board also considered the Manager s brokerage policies and practices, the standards applied for seeking best execution, and the potential benefits to the Manager from acting as investment adviser to each fund and noted that there were no soft dollar arrangements in effect with respect to trading any fund s portfolio.

It was noted that the Board members should consider the Manager s profitability with respect to each fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing each fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. The Board also noted the Manager s expense undertaking in effect for each fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of each fund s Management Agreement. Based on the discussions and considerations as described above, each fund s Board reached the following conclusions and determinations:

  The Board concluded that the nature, extent, and quality of the services provided by the Manager to each fund are adequate and appropriate.
  The Board was satisfied with each fund s performance.The Board noted the low absolute returns for each fund and its respective Performance Group funds and, for the Taxable Funds, the very narrow spreads among the returns for each fund and its Performance Group funds.
  The Board noted that many of each fund s competitors implemented more extensive expense limitations than the respective fund and considered the impact this had on each fund s relative performance results, particularly given the narrow spreads in performance results among the Taxable Funds and their respective Performance Group funds.
  The Board further noted that, as to each fund, the fund s total expense ratio reflected two payments made (in October and December of 2008) to the U.S. Treasury Department for the fund s participation in the U.S.
  Treasury Department s Temporary Guarantee Program for Money Market Funds, while the total expense ratio of the substantial majority (if not all) of each fund s respective Expense Group funds reflected only one payment or no payments, and that the multiple payments made by each fund were a material factor in each fund s total expense ratio being up to three basis points higher than the applic- able Expense Group median.
  The Board commended the funds portfolio managers and the credit research groups that support them, noting their unwavering commitment to sound investment strategies, to intensive credit research, and to high credit quality.
  The Board concluded that the fee paid to the Manager by each fund was reasonable in light of the services provided, comparative performance and expense and management fee information, including the expense undertakings in effect for each fund, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with each fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of each fund had been adequately considered by the Manager in connection with the man- agement fee rate charged to each fund, and that, to the extent in the future it were to be determined that mater- ial economies of scale had not been shared with a fund, the Board would seek to have those economies of scale shared with the fund.
  The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of each fund s Management Agreement was in the best interests of the fund and its respective shareholders.

The Funds 109

NOTES

For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash Management	DICXX	DVCXX	DACXX	DPCXX			DMCXX		
Dreyfus Cash Management Plus, Inc.	DCIXX	DCVXX	DCAXX	DCPXX	DSPXX	DPSXX	DASXX		
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX		
Dreyfus Government Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX		
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX	
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX		
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX			DRAXX		
Dreyfus New York Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX			DNCXX		
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX			DYEXX		
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX			DRMXX		
Dreyfus New York AMT-Free Municipal Cash Management	DYIXX	DYVXX	DDVXX	DHPXX					DLCXX

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

CMGTSA0709

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TREASURY PRIME CASH MANAGEMENT

By:	/s/ J. David Officer
J. David Officer,
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)